UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.7% of Net Assets)
2,110	Honeywell International, Inc.	$245,456
890	TransDigm Group, Inc. (1)	248,773

	Total Aerospace & Defense	494,229

	Banks (12.8%)
3,670	JPMorgan Chase & Co.	234,770
3,270	M&T Bank Corp.	374,611
6,770	US Bancorp	285,491
9,415	Wells Fargo & Co.	451,638

	Total Banks	1,346,510

	Beverages (3.0%)
2,405	Anheuser-Busch InBev NV (Belgium) (SP ADR)	311,303

	Biotechnology (6.2%)
1,850	Amgen, Inc.	318,255
3,010	Celgene Corp. (1)	337,692

	Total Biotechnology	655,947

	Capital Markets (2.5%)
1,645	Goldman Sachs Group, Inc. (The)	261,242

	Chemicals (6.2%)
2,505	Air Products & Chemicals, Inc.	374,297
2,365	Ecolab, Inc.	279,969

	Total Chemicals	654,266

	Containers & Packaging (2.8%)
6,240	Sealed Air Corp.	294,403

	Energy Equipment & Services (1.0%)
1,285	Schlumberger, Ltd.	103,468

	Food & Staples Retailing (2.8%)
3,175	CVS Health Corp.	294,386

	Food Products (3.5%)
1,335	Mead Johnson Nutrition Co.	119,082
5,635	Mondelez International, Inc.	247,827

	Total Food Products	366,909

	Health Care Providers & Services (4.1%)
2,205	McKesson Corp.	429,005

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (2.5%)
5,165	Las Vegas Sands Corp.	$261,607

	Industrial Conglomerates (5.0%)
4,380	Danaher Corp.	356,707
985	Roper Technologies, Inc.	167,805

	Total Industrial Conglomerates	524,512

	Insurance (3.3%)
2,740	Chubb, Ltd. (Switzerland)	343,212

	Internet Software & Services (3.0%)
410	Alphabet, Inc. — Class C (1)	315,204

	Machinery (2.5%)
2,995	IDEX Corp.	268,921

	Multiline Retail (3.7%)
4,020	Dollar Tree, Inc. (1)	387,086

	Oil, Gas & Consumable Fuels (7.6%)
4,225	EOG Resources, Inc.	345,182
4,075	Occidental Petroleum Corp.	304,525
6,375	Williams Cos., Inc. (The)	152,809

	Total Oil, Gas & Consumable Fuels	802,516

	Pharmaceuticals (7.2%)
5,485	AbbVie, Inc.	363,272
1,577	Allergan plc (Ireland) (1)	398,902

	Total Pharmaceuticals	762,174

	Road & Rail (3.6%)
4,040	Union Pacific Corp.	375,922

	Software (3.2%)
3,460	Adobe Systems, Inc. (1)	338,596

	Specialty Retail (2.0%)
1,270	Advance Auto Parts, Inc.	215,722

	Textiles, Apparel & Luxury Goods (1.7%)
1,725	PVH Corp.	174,329

	Total Common Stock (Cost: $8,810,517) (94.9%)	9,981,469

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Master Limited Partnership	Value
	Oil, Gas & Consumable Fuels (4.1%)
2,681	EQT Midstream Partners LP	$213,971
2,953	Magellan Midstream Partners LP	215,155

	Total Oil, Gas & Consumable Fuels	429,126

	Total Master Limited Partnership (Cost: $397,980) (4.1%)	429,126

	Money Market Investments
80,872	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	80,872

	Total Money Market Investments (Cost: $80,872) (0.8%)	80,872

	Total Investments (Cost: $9,289,369) (99.8%)	10,491,467
	Excess of Other Assets over Liabilities (0.2%)	20,223

	Net Assets (100.0%)	$10,511,690

Notes to the Schedule of Investments:

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2016.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	4.7%
Banks	12.8
Beverages	3.0
Biotechnology	6.2
Capital Markets	2.5
Chemicals	6.2
Containers & Packaging	2.8
Energy Equipment & Services	1.0
Food & Staples Retailing	2.8
Food Products	3.5
Health Care Providers & Services	4.1
Hotels, Restaurants & Leisure	2.5
Industrial Conglomerates	5.0
Insurance	3.3
Internet Software & Services	3.0
Machinery	2.5
Multiline Retail	3.7
Oil, Gas & Consumable Fuels	11.7
Pharmaceuticals	7.2
Road & Rail	3.6
Software	3.2
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	1.7
Money Market Investments	0.8

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Affiliated Investment Companies	Value
	Diversified U.S. Equity Funds (36.7% of Net Assets)
199,296	TCW / Gargoyle Hedged Value Fund — I Class(1)	$1,698,003
121,819	TCW Global Real Estate Fund — I Class(1)	1,273,011
356,437	TCW High Dividend Equities Fund — I Class(1)	3,289,912
126,433	TCW Relative Value Large Cap Fund — I Class(1)	2,724,623
98,063	TCW Select Equities Fund — I Class(1)	2,672,209

	Total Diversified U.S. Equity Funds	11,657,758

	Diversified U.S. Fixed Income Funds (57.0%)
359,791	Metropolitan West Low Duration Bond Fund — I Class(1)	3,151,769
396,844	Metropolitan West Total Return Bond Fund — I Class(1)	4,385,131
1,008,820	TCW Total Return Bond Fund — I Class(1)	10,552,253

	Total Diversified U.S. Fixed Income Funds	18,089,153

	Diversified International Equity Funds (2.4%)
78,890	TCW International Growth Fund — I Class(1)	769,175

	Diversified International Equity Funds	769,175

	Diversified International Fixed Income Funds (2.5%)
76,663	TCW Global Bond Fund — I Class(1)	778,896

	Diversified International Fixed Income Funds	778,896

	Total Affiliated Investment Companies (Cost: $28,532,651) (98.6%)	31,294,982

	Money Market Investments
442,561	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	442,561

	Total Money Market Investments (Cost: $442,561) (1.4%)	442,561

	Total Investments (Cost: $28,975,212) (100.0%)	31,737,543
	Excess of Other Assets over Liabilities (0.0%)	12,454

	Net Assets (100.0%)	$31,749,997

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	36.7%
Diversified U.S. Fixed Income Funds	57.0
Diversified International Equity Funds	2.4
Diversified International Fixed Income Funds	2.5
Money Market Investments	1.4

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Argentina (2.0% of Net Assets)
4,000	Adecoagro S.A. (1)	$43,840
875	Grupo Financiero Galicia S.A. (ADR)	25,970
170	MercadoLibre, Inc.	26,024

	Total Argentina (Cost: $89,524)	95,834

	Australia (Cost: $21,535) (0.5%)
2,450	Bellamy’s Australia, Ltd.	22,007

	Brazil (3.8%)
6,160	Banco Bradesco S.A. (ADR)	53,592
8,800	Cia Hering	50,365
6,300	Petroleo Brasileiro S.A. (SP ADR)(1)	54,684
1,100	Raia Drogasil S.A.	22,555

	Total Brazil (Cost: $141,850)	181,196

	Chile (Cost: $41,811) (1.0%)
600	Franco-Nevada Corp.	46,218

	China (19.5%)
1,410	Alibaba Group Holding, Ltd. (SP ADR)(1)	116,297
78,000	Bank of China, Ltd. — Class H	32,196
200	China Biologic Products, Inc. (1)	23,876
100,600	China Construction Bank Corp. — Class H	67,644
2,000	China Mobile, Ltd.	24,762
5,725	China Overseas Land & Investment, Ltd.	18,881
755	CNOOC, Ltd. (SP ADR)	90,894
26,000	Great Wall Motor Co., Ltd. — Class H	27,102
16,350	Guangdong Investment, Ltd.	25,121
46,000	HKT Trust & HKT, Ltd. — Class SS	72,913
100,000	Industrial & Commercial Bank of China, Ltd. — Class H	57,038
5,500	MTR Corp., Ltd.	31,143
6,650	Ping An Insurance Group Co. of China, Ltd. — Class H	31,203
54,000	Shenzhen Investment, Ltd.	22,041
10,800	Tencent Holdings, Ltd.	260,802
64,000	Zijin Mining Group Co., Ltd.— Class H	23,393

	Total China (Cost: $884,952)	925,306

	Czech Republic (Cost: $65,945) (1.2%)
1,475	Komercni banka as	58,069

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Egypt (1.4%)
10,075	Commercial International Bank Egypt SAE (GDR)	$38,184
1,420	Eastern Tobacco	29,892

	Total Egypt (Cost: $95,885)	68,076

	Hungary (Cost: $40,343) (0.9%)
27,600	Magyar Telekom Telecommunications PLC	44,171

	India (4.9%)
5,750	Aurobindo Pharma, Ltd.	68,065
621	HDFC Bank, Ltd. (ADR)	43,017
3,000	ICICI Bank, Ltd. (SP ADR)	22,740
20,233	ITC, Ltd.	76,708
1,050	Mahindra & Mahindra, Ltd.	23,027

	Total India (Cost: $211,875)	233,557

	Indonesia (3.3%)
47,100	Matahari Department Store Tbk PT	71,883
573,200	Sumber Alfaria Trijaya Tbk PT	25,819
184,200	Telekomunikasi Indonesia Persero Tbk PT	59,959

	Total Indonesia (Cost: $136,186)	157,661

	Italy (Cost: $41,901) (0.9%)
2,811	Eni SpA	43,130

	Kenya (Cost: $97,335) (2.3%)
577,700	Safari.com, Ltd.	108,817

	Malaysia (Cost: $52,586) (1.4%)
129,700	My EG Services BHD	63,818

	Mexico (6.2%)
450	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	40,275
42,800	Genomma Lab Internacional S.A.B. de C.V. Class B (1)	49,249
575	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (ADR)	28,526
260	Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	25,550
7,700	Grupo Bimbo S.A.B. de C.V., Series A	23,026
13,900	Grupo Financiero Banorte S.A.B. de C.V. — Class O	76,189
1,910	Industrias Penoles S.A.B. de C.V.	48,957

	Total Mexico (Cost: $258,147)	291,772

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Pakistan (Cost: $52,059) (1.0%)
22,550	Habib Bank, Ltd.	$46,573

	Philippines (Cost: $20,510) (0.4%)
4,801	Universal Robina Corp.	20,440

	Russia (7.5%)
17,800	Alrosa PJSC	19,273
2,190	Lukoil PJSC (SP ADR)	95,173
7,050	Mobile TeleSystems PJSC	26,700
13,660	Rosneft PJSC	67,389
53,880	Sberbank of Russia	113,604
1,425	Yandex N.V. (1)	30,851

	Total Russia (Cost: $315,773)	352,990

	Singapore (Cost: $42,812) (0.9%)
270	Broadcom, Ltd.	43,735

	South Africa (4.7%)
10,175	Gold Fields, Ltd.	62,910
1,850	Mr Price Group, Ltd.	30,548
195	Naspers, Ltd. — N Shares	30,640
10,150	Sanlam, Ltd.	47,955
5,264	Standard Bank Group, Ltd.	52,648

	Total South Africa (Cost: $185,118)	224,701

	South Korea (9.4%)
115	Hyundai Mobis Co., Ltd.	26,224
185	Hyundai Motor Co.	21,829
1,075	KB Financial Group, Inc.	34,134
1,770	Korea Electric Power Corp.	96,905
1,800	LG Display Co., Ltd. (ADR)	25,128
69	LG Household & Health Care, Ltd.	62,150
130	Samsung Electronics Co., Ltd.	178,877

	Total South Korea (Cost: $378,007)	445,247

	Taiwan (9.9%)
4,375	Bizlink Holding, Inc.	26,938
2,176	Chunghwa Telecom Co., Ltd. (SP ADR)	78,619
10,000	Powertech Technology, Inc.	25,451
2,000	President Chain Store Corp.	16,249

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Taiwan (Continued)
3,873	Silergy Corp.	$50,095
7,970	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	221,407
2,000	Tung Thih Electronic Co., Ltd.	27,148
13,950	Vanguard International Semiconductor Corp.	25,299

	Total Taiwan (Cost: $411,759)	471,206

	Thailand (5.4%)
170,000	Beauty Community PCL (NVDR)	47,905
116,500	Digital Telecommunications Infrastructure Fund	51,209
98,700	Home Product Center PCL (NVDR)	28,662
147,000	Jasmine International PCL (NVDR)	24,079
13,600	KCE Electronics PCL (NVDR)	37,949
22,495	Minor International PCL (NVDR)	26,353
15,800	PTT Exploration & Production PCL (NVDR)	37,874

	Total Thailand (Cost: $198,766)	254,031

	Turkey (2.7%)
10,400	Dogus Otomotiv Servis ve Ticaret A.S.	36,293
36,244	Turkiye Garanti Bankasi A.S.	89,073

	Total Turkey (Cost: $142,580)	125,366

	United Arab Emirates (1.4%)
5,800	First Gulf Bank PJSC	19,064
3,225	NMC Health PLC	47,315

	Total United Arab Emirates (Cost: $68,436)	66,379

	Total Common Stock (Cost: $3,995,695) (92.6%)	4,390,300

	Preferred Stock
	Brazil (1.7%)
1,600	Cia Brasileira de Distribuicao, 0.97% (ADR)	24,112
5,300	Itau Unibanco Holding S.A., 4.07% (ADR)	55,385

	Total Brazil (Cost: $67,932)	79,497

	Total Preferred Stock (Cost: $67,932) (1.7%)	79,497

	Participation Notes
	Taiwan (Cost: $48,112) (0.7%)
28,200	Cathay Financial Holding Co. (HSBC) (expires 7/2/18)	31,723

	Total Participation Notes (Cost: $48,112) (0.7%)	31,723

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Money Market Investments	Value
242,653	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	$242,653

	Total Money Market Investments (Cost: $242,653) (5.1%)	242,653

	Total Investments (Cost: $4,354,392) (100.1%)	4,744,173
	Liabilities in Excess of Other Assets (-0.1%)	(4,637)

	Total Net Assets (100.0%)	$4,739,536

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	-	Non-Voting Depositary Receipt.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Auto Components	1.2%
Automobiles	1.6
Banks	18.6
Beverages	0.9
Biotechnology	0.5
Distributors	0.8
Diversified Telecommunication Services	5.9
Electric Utilities	2.0
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.5
Electronics	0.8
Food & Staples Retailing	1.8
Food Products	2.3
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	0.6
Household Products	1.3
Insurance	2.4
Internet Software & Services	9.2
IT Services	1.4
Media	0.7
Metals & Mining	4.2
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	8.1
Pharmaceuticals	2.5
Real Estate Management & Development	0.9
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	7.6
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	3.8
Telephone Communications, exc. Radio	1.1
Tobacco	2.2
Transportation Infrastructure	1.1
Water Utilities	0.5
Wireless Telecommunication Services	3.4
Money Market Investments	5.1

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Argentina (5.3% of Net Assets)
ARS	1,042,786	Argentina Bonar Bond, 33.423%, due 10/09/17(1)	$73,177
ARS	325,000	Argentina Treasury Bond BONCER, 2.5%, due 07/22/21	22,192
	$535,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38	363,800
	210,000	Argentine Republic Government International Bond, (144A), 6.875%, due 04/22/21(2)	226,485
	550,000	Argentine Republic Government International Bond, (144A), 7.125%, due 07/06/36(2)	559,845
	200,000	Argentine Republic Government International Bond, (144A), 7.5%, due 04/22/26(2)	217,700
	220,000	Argentine Republic Government International Bond, (144A), 7.625%, due 04/22/46(2)	235,092
	231,336	Argentine Republic Government International Bond, 8.28%, due 12/31/33	258,668
ARS	40,000	YPF S.A., (144A), 31.354%, due 07/07/20(1)(2)	43,700
	$125,000	YPF S.A., (Reg. S), 8.5%, due 07/28/25(3)	131,875

		Total Argentina (Cost: $2,054,448)	2,132,534

		Azerbaijan (1.0%)
	200,000	Republic of Azerbaijan International Bond, (Reg. S), 4.75%, due 03/18/24(3)	203,034
	200,000	Southern Gas Corridor CJSC, (144A), 6.875%, due 03/24/26(2)	219,460

		Total Azerbaijan (Cost: $391,472)	422,494

		Bahrain (Cost: $167,500) (0.4%)
	200,000	Bahrain Government International Bond, (Reg. S), 6%, due 09/19/44(3)	166,680

		Brazil (6.6%)
BRL	225,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	65,320
BRL	775,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	215,543
	$400,000	Brazilian Government International Bond, 4.25%, due 01/07/25	397,000
	275,000	Brazilian Government International Bond, 5%, due 01/27/45	252,065
	50,000	Brazilian Government International Bond, 5.625%, due 01/07/41	49,355
	225,000	Brazilian Government International Bond, 5.625%, due 02/21/47	218,947
	200,000	Brazilian Government International Bond, 6%, due 04/07/26	220,940
	175,000	Petrobras Global Finance BV, 6.75%, due 01/27/41	143,938
	515,000	Petrobras Global Finance BV, 8.375%, due 05/23/21	543,737
	400,000	Petrobras Global Finance BV, 8.75%, due 05/23/26	417,920
	40,000	Vale Overseas, Ltd., 5.875%, due 06/10/21	41,591
	115,000	Vale Overseas, Ltd., 6.875%, due 11/10/39	109,032

		Total Brazil (Cost: $2,529,875)	2,675,388

		Colombia (2.3%)
	200,000	Banco de Bogota S.A., (144A), 6.25%, due 05/12/26(2)	211,000
	400,000	Colombia Government International Bond, 4%, due 02/26/24	416,160
	200,000	Colombia Government International Bond, 5%, due 06/15/45	206,250

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Colombia (Continued)
COP	338,000,000	Colombian TES, 7.5%, due 08/26/26	$109,195

		Total Colombia (Cost: $916,954)	942,605

		Costa Rica (1.4%)
	$200,000	Banco Nacional de Cost Rica, (144A), 5.875%, due 04/25/21(2)	209,400
	325,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44(3)	344,955

		Total Costa Rica (Cost: $499,394)	554,355

		Croatia (2.2%)
	200,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23(3)	215,500
	400,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24(3)	443,320
	200,000	Hrvatska Elektroprivreda, (144A), 5.875%, due 10/23/22(2)	214,580

		Total Croatia (Cost: $854,647)	873,400

		Dominican Republic (2.1%)
	200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It, (144A), 7.95%, due 05/11/26(2)	211,000
	440,000	Dominican Republic International Bond, (144A), 6.875%, due 01/29/26(2)	495,000
	150,000	Dominican Republic International Bond, (Reg. S), 6.85%, due 01/27/45(3)	162,555

		Total Dominican Republic (Cost: $802,750)	868,555

		Ecuador (0.9%)
	200,000	Ecuador Government International Bond, (144A), 10.75%, due 03/28/22(2)	200,000
	200,000	Ecuador Government International Bond, (Reg. S), 7.95%, due 06/20/24(3)	174,500

		Total Ecuador (Cost: $377,054)	374,500

		Egypt (Cost: $182,398) (0.5%)
	200,000	Egypt Government International Bond, (Reg. S), 5.875%, due 06/11/25(3)	187,000

		El Salvador (0.3%)
	50,000	El Salvador Government International Bond, (Reg. S), 6.375%, due 01/18/27(3)	50,875
	50,000	El Salvador Government International Bond, (Reg. S), 7.75%, due 01/24/23(3)	55,075

		Total El Salvador (Cost: $93,223)	105,950

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Greece (Cost: $432,148) (1.1%)
EUR	439,000	Hellenic Republic Government Bond, (Reg. S), 4.75%, due 04/17/19(3)	$442,704

		Guatemala (0.8%)
	$250,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24(3)	260,000
	80,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22(2)	80,344

		Total Guatemala (Cost: $341,217)	340,344

		Hungary (Cost: $502,844) (1.3%)
	454,000	Hungary Government International Bond, 5.375%, due 03/25/24	514,041

		Indonesia (2.9%)
IDR	795,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	69,707
	$200,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42(3)	216,310
	200,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25(3)	212,200
	225,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24(2)	238,680
	400,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.55%, due 03/29/26(2)	431,000

		Total Indonesia (Cost: $1,088,334)	1,167,897

		Ivory Coast (Cost: $195,910) (0.5%)
	200,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28(2)	201,108

		Kazakhstan (1.6%)
	400,000	Kazakhstan Government International Bond, (Reg. S), 3.875%, due 10/14/24(3)	406,000
	200,000	Kazakhstan Government International Bond, (Reg. S), 6.5%, due 07/21/45(3)	237,000

		Total Kazakhstan (Cost: $598,423)	643,000

		Lebanon (Cost: $96,698) (0.2%)
	90,000	Lebanon Government International Bond, (Reg. S), 8.25%, due 04/12/21(3)	97,988

		Malaysia (Cost: $64,132) (0.2%)
MYR	255,000	Malaysia Government Bond, 4.048%, due 09/30/21	65,014

		Mexico (3.4%)
	$200,000	BBVA Bancomer S.A., (Reg.S), 6.008%, due 05/17/22(1)(3)	202,500
	200,000	Credito Real S.A.B. de C.V. SOFOM ER, (144A), 7.25%, due 07/20/23(2)	196,220
	150,000	Metalsa S.A. de C.V., (Reg. S), 4.9%, due 04/24/23(3)	148,290
MXN	370,000	Mexican Bonos, 8%, due 12/07/23	22,321
	$260,000	Petroleos Mexicanos, 4.5%, due 01/23/26	252,070
	120,000	Petroleos Mexicanos, 5.625%, due 01/23/46	109,488

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
	$280,000	Petroleos Mexicanos, 6.625%, due 06/15/35	$290,500
	136,000	Petroleos Mexicanos, (Reg. S), 6.875%, due 08/04/26(3)	152,687

		Total Mexico (Cost: $1,325,421)	1,374,076

		Mongolia (Cost: $189,502) (0.5%)
	200,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18(3)	195,640

		Pakistan (Cost: $199,000) (0.5%)
	200,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24(2)	223,071

		Paraguay (0.9%)
	150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19(2)	159,285
	200,000	Paraguay Government International Bond, (Reg. S), 4.625%, due 01/25/23(3)	211,060

		Total Paraguay (Cost: $361,475)	370,345

		Peru (2.1%)
	145,000	Banco Internacional del Peru SAA Interbank, (Reg. S), 6.625%, due 03/19/29(1)(3)	157,876
	100,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29(1)(2)	107,500
	250,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29(1)(2)	267,675
	200,000	Kallpa Generacion S.A., (144A), 4.875%, due 05/24/26(2)	210,250
	95,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22(3)	90,535

		Total Peru (Cost: $783,410)	833,836

		Poland (Cost: $22,457) (0.1%)
PLN	80,000	Poland Government Bond, 5.25%, due 10/25/20	23,160

		Russia (2.4%)
	$200,000	GTH Finance BV, (144A), 7.25%, due 04/26/23(2)	211,500
RUB	5,749,000	Russian Federal Bond — OFZ, 7%, due 08/16/23	80,586
RUB	4,700,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	68,544
	$400,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23(3)	435,000
	200,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.5%, due 02/26/24(1)(3)	196,420

		Total Russia (Cost: $950,953)	992,050

		Serbia (Cost: $569,560) (1.4%)
	500,000	Serbia International Bond, (Reg.S), 7.25%, due 09/28/21(3)	579,500

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		South Africa (1.0%)
	$200,000	Gold Fields Orogen Holdings BVI Ltd., (Reg. S), 4.875%, due 10/07/20(3)	$201,760
	200,000	Myriad International Holdings BV, (144A), 5.5%, due 07/21/25(2)	214,150

		Total South Africa (Cost: $386,770)	415,910

		Sri Lanka (1.3%)
	400,000	Sri Lanka Government International Bond, (144A), 6.825%, due 07/18/26(2)	418,560
	90,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22(3)	93,015

		Total Sri Lanka (Cost: $494,288)	511,575

		Turkey (2.2%)
TRY	125,000	Turkey Government Bond, 9.5%, due 01/12/22	41,838
	$350,000	Turkey Government International Bond, 4.25%, due 04/14/26	340,121
	550,000	Turkey Government International Bond, 4.875%, due 04/16/43	512,930

		Total Turkey (Cost: $900,667)	894,889

		Ukraine (0.8%)
	115,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40(1)(2)	39,100
	150,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/19(3)	149,625
	125,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/20(3)	124,219

		Total Ukraine (Cost: $327,584)	312,944

		Uruguay (1.2%)
	180,000	Uruguay Government International Bond, 4.375%, due 10/27/27	191,925
	305,000	Uruguay Government International Bond, 5.1%, due 06/18/50	309,575

		Total Uruguay (Cost: $492,596)	501,500

		Venezuela (2.5%)
	810,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27(3)	295,893
	700,000	Petroleos de Venezuela S.A., (Reg. S), 9.75%, due 05/17/35(3)	315,000
	305,000	Venezuela Government International Bond, 9.25%, due 09/15/27	148,306
	615,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24(3)	269,063

		Total Venezuela (Cost: $973,817)	1,028,262

		Total Fixed Income Securities (Cost: $20,166,921) (51.9%)	21,032,315

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Preferred Stock	Value
	Brazil (0.8%)
6,100	Cia Brasileira de Distribuicao, 1.08% (ADR)	$91,927
23,400	Itau Unibanco Holding S.A., 3.27% (SP ADR)	244,530

	Total Brazil (Cost: $285,771)	336,457

	Total Preferred Stock (Cost: $285,771) (0.8%)	336,457

Number of Shares	Common Stock
	Argentina (1.0%)
14,800	Adecoagro S.A. (4)	162,208
4,640	Grupo Financiero Galicia S.A. (ADR)	137,715
780	MercadoLibre, Inc.	119,403

	Total Argentina (Cost: $386,162)	419,326

	Australia (Cost: $93,612) (0.2%)
10,650	Bellamy’s Australia, Ltd.	95,665

	Brazil (1.8%)
24,530	Banco Bradesco S.A. (ADR)	213,411
36,400	Cia Hering	208,328
24,800	Petroleo Brasileiro S.A. (SP ADR)(4)	215,264
4,200	Raia Drogasil S.A.	86,121

	Total Brazil (Cost: $573,432)	723,124

	Chile (Cost: $174,212) (0.5%)
2,500	Franco-Nevada Corp.	192,575

	China (9.3%)
5,425	Alibaba Group Holding, Ltd. (SP ADR)(4)	447,454
317,000	Bank of China, Ltd. — Class H	130,848
439,551	China Construction Bank Corp. — Class H	295,557
6,820	China Mobile, Ltd.	84,439
28,000	China Overseas Land & Investment, Ltd.	92,341
2,200	CNOOC, Ltd. (SP ADR)	264,858
114,000	Great Wall Motor Co., Ltd. — Class H	118,834
96,700	Guangdong Investment, Ltd.	148,573
223,216	HKT Trust & HKT, Ltd.	353,811
534,360	Industrial & Commercial Bank of China, Ltd. — Class H	304,787
30,750	MTR Corp., Ltd.	174,119
46,150	Ping An Insurance Group Co. of China, Ltd. — Class H	216,542

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	China (Continued)
236,000	Shenzhen Investment, Ltd.	$96,330
38,512	Tencent Holdings, Ltd.	929,999
280,000	Zijin Mining Group Co., Ltd. — Class H	102,344

	Total China (Cost: $3,164,820)	3,760,836

	Czech Republic (Cost: $318,144) (0.7%)
7,025	Komercni banka as	276,567

	Egypt (1.4%)
71,421	Commercial International Bank Egypt SAE	390,541
8,350	Eastern Tobacco	175,774

	Total Egypt (Cost: $552,608)	566,315

	India (2.4%)
18,950	Aurobindo Pharma, Ltd.	224,319
10,969	Housing Development Finance Corp., Ltd.	226,277
26,300	ICICI Bank, Ltd. (SP ADR)	199,354
78,447	ITC, Ltd.	297,411
2,020	Mahindra & Mahindra, Ltd.	44,300

	Total India (Cost: $951,346)	991,661

	Indonesia (1.2%)
175,100	Matahari Department Store Tbk PT	267,235
627,600	Telekomunikasi Indonesia Persero Tbk PT	204,291

	Total Indonesia (Cost: $406,107)	471,526

	Italy (Cost: $164,041) (0.4%)
11,005	Eni SpA	168,855

	Kenya (Cost: $260,821) (1.1%)
2,287,700	Safari.com, Ltd.	430,918

	Malaysia (Cost: $206,296) (0.6%)
524,208	My EG Services BHD	257,934

	Mexico (2.8%)
1,525	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	136,488
166,600	Genomma Lab Internacional S.A.B. de C.V. Class B (4)	191,703
34,600	Grupo Bimbo S.A.B. de C.V. — Series A	103,467
76,350	Grupo Financiero Banorte S.A.B. de C.V.	418,490

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Mexico (Continued)
11,955	Industrias Penoles S.A.B. de C.V.	$306,430

	Total Mexico (Cost: $1,122,875)	1,156,578

	Pakistan (Cost: $142,272) (0.4%)
85,799	Habib Bank, Ltd.	177,200

	Philippines (Cost: $112,618) (0.3%)
25,484	Universal Robina Corp.	108,496

	Russia (3.1%)
7,490	Lukoil PJSC (SP ADR)	325,500
25,470	Mobile TeleSystems PJSC	96,461
46,450	Rosneft PJSC	229,150
221,145	Sberbank of Russia PJSC	466,278
5,670	Yandex N.V. (4)	122,756

	Total Russia (Cost: $1,082,479)	1,240,145

	Singapore (Cost: $196,592) (0.5%)
1,215	Broadcom, Ltd.	196,806

	South Africa (2.2%)
35,900	Gold Fields, Ltd.	221,963
7,900	Mr Price Group, Ltd.	130,449
900	Naspers, Ltd. — N Shares	141,417
40,100	Sanlam, Ltd.	189,456
20,731	Standard Bank Group, Ltd.	207,340

	Total South Africa (Cost: $662,295)	890,625

	South Korea (4.4%)
2,730	Hyundai Engineering & Construction Co., Ltd.	90,076
410	Hyundai Mobis	93,494
870	Hyundai Motor Co. (4)	102,653
7,080	KB Financial Group, Inc.	224,810
7,030	Korea Electric Power Corp.	384,884
248	LG Household & Health Care, Ltd.	223,380
471	Samsung Electronics Co., Ltd.	648,085

	Total South Korea (Cost: $1,603,211)	1,767,382

	Taiwan (3.9%)
8,898	Chunghwa Telecom Co., Ltd. (SP ADR)	321,485

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Taiwan (Continued)
40,000	Powertech Technology, Inc.	$101,803
11,000	President Chain Store Corp.	89,371
176,612	Taiwan Semiconductor Manufacturing Co., Ltd.	954,003
9,000	Tung Thih Electronic Co., Ltd.	122,166

	Total Taiwan (Cost: $1,202,399)	1,588,828

	Thailand (3.4%)
960,000	Beauty Community PCL — Class N (NVDR)	270,521
465,500	Digital Telecommunications Infrastructure Fund — Series F	204,614
353,500	Home Product Center PCL — Class N (NVDR)	102,655
650,500	Jasmine International PCL (NVDR)	106,556
80,800	KCE Electronics PCL (NVDR)	225,464
105,500	Minor International PCL — Class N (NVDR)	123,592
60,500	PTT Exploration & Production PCL — Class N (NVDR)	145,024
16,500	Silergy Corp.	213,419

	Total Thailand (Cost: $1,087,264)	1,391,845

	Turkey (1.8%)
40,950	Dogus Otomotiv Servis ve Ticaret A.S.	142,903
234,191	Turkiye Garanti Bankasi A.S.	575,547

	Total Turkey (Cost: $758,779)	718,450

	United Arab Emirates (0.7%)
25,200	First Gulf Bank PJSC	82,831
12,500	NMC Health PLC	183,388

	Total United Arab Emirates (Cost: $274,908)	266,219

	Total Common Stocks (Cost: $15,497,293) (44.1%)	17,857,876

Notional Amount	Currency Options
$ 230,000	USD Call / MXN Put, Strike Price MXN 19.50, Expires 11/23/16 (5)	5,870
210,000	USD Call / TRY Put, Strike Price TRY 3.08, Expires 11/16/16 (5)	5,418

	Total Currency Options (Cost: $15,494) (0.0%)	11,288

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Short-Term Investments	Value
	Foreign Government Bonds (Cost: $235,767)
	Argentina (Cost: $235,767) (0.5%)
ARS 3,600,000	Letras del Banco Central de la Republica Argentina, 0%, due 12/07/16(6)	$220,195

Number of Shares	Money Market Investments
707,338	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (7)	707,338

	Total Money Market Investments (Cost: $707,338) (1.8%)	707,338

	Total Investments (Cost: $36,908,584) (99.1%)	40,165,469
	Excess of Other Assets over Liabilities (0.9%)	376,071

	Total Net Assets (100.0%)	$40,541,540

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	EUR	200,000	12/08/16	$222,500	$224,895	$2,395
Bank of America	BRL	381,370	09/22/16	110,000	116,059	6,059
Citibank N.A.	EUR	53,502	12/08/16	665,119	663,032	(2,087)
Morgan Stanley & Co.	EUR	300,000	12/08/16	344,610	337,341	(7,269)

				$1,342,229	$1,341,327	$(902)

SELL (9)
Bank of America	BRL	800,952	09/22/16	$230,000	$243,746	$(13,746)
Citibank N.A.	ARS	1,395,640	09/16/16	92,000	90,043	1,957
Citibank N.A.	EUR	158,234	12/08/16	1,117,473	1,121,815	(4,342)
Morgan Stanley & Co.	EUR	92,000	12/08/16	104,236	103,451	785

				$1,543,709	$1,559,055	$(15,346)

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$230,000	USD Call / MXN Put, Strike Price MXN 21.00, Expires 11/23/16(5)	$(1,449)	$(2,306)
210,000	USD Call / TRY Put, Strike Price TRY 3.33, Expires 11/16/16(5)	(5,757)	(1,690)

		$(7,206)	$(3,996)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
USD	-	U.S. Dollar.
ZAR	-	South African Rand.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	-	Non-Voting Depositary Receipt.
OTC	-	Over the Counter.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $6,041,705 or 14.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2016, the value of these securities amounted to $7,825,654 or 19.3% of net assets.

(4)		Non-income producing security.

(5)		Over-the-counter traded option; Counterparty — Bank of America.

(6)		Security is not accruing interest.

(7)		Rate disclosed is the 7-day net yield as of July 31, 2016.

(8)		Fund buys foreign currency, sells U.S. Dollar.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Agriculture	1.5
Auto Manufacturers	0.7
Auto Parts & Equipment	0.8
Banks	14.5
Beverages	0.3
Cosmetics/Personal Care	1.3
Currency Options	0.0	*
Diversified Financial Services	1.7
Electric	2.4
Electronics	1.0
Engineering & Construction	0.2
Food	1.0
Foreign Government Bonds	35.3
Healthcare-Services	0.5
Insurance	1.0
Internet	4.6
Iron & Steel	0.4
Media	0.9
Mining	2.8
Oil & Gas	10.6
Pharmaceuticals	1.0
Pipelines	0.5
Real Estate	0.4
Retail	2.3
Semiconductors	4.7
Telecommunications	5.6
Textiles	0.5
Transportation	0.4
Water	0.4
Money Market Investments	1.8

Total	99.1%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2016

Country	Percentage of Net Assets
Argentina	6.8%
Australia	0.2
Azerbaijan	1.0
Bahrain	0.4
Brazil	9.2
China	9.7
Colombia	2.3
Costa Rica	1.4
Croatia	2.2
Czech Republic	0.7
Dominican Republic	2.1
Ecuador	0.9
Egypt	1.9
El Salvador	0.3
Greece	1.1
Guatemala	0.8
Hungary	1.3
India	2.4
Indonesia	4.1
Italy	0.4
Ivory Coast	0.5
Kazakhstan	1.6
Kenya	1.1
Lebanon	0.2
Malaysia	0.8
Mexico	6.3
Mongolia	0.5
Pakistan	0.9
Paraguay	0.9
Peru	2.1
Philippines	0.3
Poland	0.1
Russia	5.5
Serbia	1.4
Singapore	0.5
South Africa	3.2
South Korea	4.4
Sri Lanka	1.3
Taiwan	3.9
Thailand	3.4
Turkey	4.0
Ukraine	0.8
United Arab Emirates	0.7
United States	1.8
Uruguay	1.2
Venezuela	2.5

Total	99.1%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Australia (5.4% of Net Assets)
33,873	Scentre Group	$136,542
12,134	Westfield Corp.	98,653

	Total Australia (Cost: $195,383)	235,195

	China (4.0%)
27,000	China Overseas Land & Investment, Ltd.	89,043
11,332	Link REIT (The)	84,646

	Total China (Cost: $148,344)	173,689

	France (5.0%)
1,720	Klepierre	82,494
492	Unibail — Rodamco SE	135,587

	Total France (Cost: $208,530)	218,081

	Germany (Cost: $84,644) (2.7%)
3,119	Deutsche Wohnen AG	116,798

	Japan (7.3%)
3,000	Mitsubishi Estate Co., Ltd.	55,548
2,000	Mitsui Fudosan Co., Ltd.	43,101
60	Mori Hills REIT Investment Corp.	94,012
49	Nippon Prologis REIT, Inc.	121,999

	Total Japan (Cost: $299,168)	314,660

	Singapore (Cost: $74,934) (1.7%)
50,143	Global Logistic Properties, Ltd.	71,778

	United Kingdom (Cost: $77,670) (1.5%)
7,302	British Land Co. PLC (The)	65,012

	United States (64.7%)
3,563	American Capital Agency Corp.	69,799
662	AvalonBay Communities, Inc.	122,900
814	Boston Properties, Inc.	115,694
6,291	Chimera Investment Corp.	105,563
7,680	Colony Capital, Inc.	136,550
3,811	Colony Starwood Homes	124,848
1,322	Digital Realty Trust, Inc.	138,096
240	Equinix, Inc.	89,489
1,600	Equity Residential	108,784
1,659	Extra Space Storage, Inc.	142,707
2,353	Gaming and Leisure Properties, Inc.	84,308

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	United States (Continued)
2,444	General Growth Properties, Inc.	$78,086
2,607	HCP, Inc.	102,273
2,520	Hospitality Properties Trust	80,413
5,964	Host Hotels & Resorts, Inc.	105,801
861	Macerich Co. (The)	76,836
3,470	MDC Holdings, Inc.	91,330
6,372	MFA Financial, Inc.	47,918
2,887	Prologis, Inc.	157,313
429	Public Storage	102,497
1,100	Simon Property Group, Inc.	249,744
1,779	Ventas, Inc.	135,489
14,813	VEREIT, Inc.	163,832
1,040	Vornado Realty Trust	111,696
795	Welltower, Inc.	63,067

	Total United States (Cost: $2,448,592)	2,805,033

	Total Common Stock (Cost: $3,537,265) (92.3%)	4,000,246

	Preferred Stock
	United States (Cost: $39,488) (1.0%)
1,493	Public Storage, 6%	42,297

	Total Preferred Stock (Cost: $39,488) (1.0%)	42,297

	Money Market Investments
291,747	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (1)	291,747

	Total Money Market Investments (Cost: $291,747) (6.7%)	291,747

	Total Investments (Cost: $3,868,500) (100.0%)	4,334,290
	Liabilities in Excess of Other Assets ((0.0)%)	(252)

	Total Net Assets (100.0%)	$4,334,038

Written Options — Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
4	Boston Properties, Inc., Call, Strike Price $140, Expires 08/16/2016	$(456)	$(1,320)
12	General Growth Properties, Inc., Call, Strike Price $32, Expires 08/16/2016	(497)	(972)
5	Simon Property Group, Inc., Call, Strike Price $230, Expires 08/16/2016	(545)	(900)

		$(1,498)	$(3,192)

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Building-Residential/Commercial	2.1%
Casino Services	1.9
REITS-Apartments	8.2
REITS-Diversified	14.5
REITS-Health Care	6.9
REITS-Hotels	4.3
REITS-Mortgage	8.2
REITS-Office Property	6.5
REITS-Regional Malls	9.4
REITS-Shopping Centers	7.3
REITS-Storage	6.7
REITS-Warehouse/Industrial	6.4
Real Estate Management/Services	4.0
Real Estate Operations/Development	4.8
Web Hosting/Design	2.1
Money Market Investments	6.7

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.5% of Net Assets)
2,990	BE Aerospace, Inc.	$143,027
1,463	HEICO Corp.	101,693

	Total Aerospace & Defense	244,720

	Beverages (5.6%)
1,360	Boston Beer Co., Inc. (The) (1)	248,717
1,225	Constellation Brands, Inc.	201,672
640	Monster Beverage Corp. (1)	102,803

	Total Beverages	553,192

	Biotechnology (3.3%)
1,705	BioMarin Pharmaceutical, Inc. (1)	169,511
1,775	Incyte Corp. (1)	160,123

	Total Biotechnology	329,634

	Capital Markets (1.6%)
15,590	WisdomTree Investments, Inc.	154,965

	Diversified Consumer Services (3.0%)
1,840	MarketAxess Holdings, Inc.	297,454

	Electrical Equipment (2.0%)
1,755	Rockwell Automation, Inc.	200,772

	Energy Equipment & Services (0.9%)
810	Core Laboratories NV (Netherlands)	94,616

	Food & Staples Retailing (5.9%)
1,791	Pricesmart, Inc.	139,483
9,035	United Natural Foods, Inc. (1)	451,569

	Total Food & Staples Retailing	591,052

	Food Products (5.0%)
9,395	Hain Celestial Group, Inc. (The) (1)	495,962

	Health Care Equipment & Supplies (2.1%)
305	Intuitive Surgical, Inc. (1)	212,207

	Health Care Providers & Services (1.1%)
3,115	Diplomat Pharmacy, Inc. (1)	111,922

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Health Care Technology (3.3%)
1,690	athenahealth, Inc. (1)	$215,965
1,805	Cerner Corp. (1)	112,614

	Total Health Care Technology	328,579

	Hotels, Restaurants & Leisure (3.8%)
7,815	Habit Restaurants, Inc. (The) (1)	126,916
2,520	Wynn Resorts, Ltd.	246,834

	Total Hotels, Restaurants & Leisure	373,750

	Household Durables (2.6%)
3,110	Harman International Industries, Inc. (1)	257,010

	Internet & Catalog Retail (2.0%)
2,820	TripAdvisor, Inc. (1)	197,315

	Internet Software & Services (5.5%)
6,795	Cornerstone OnDemand, Inc. (1)	293,476
8,810	Twitter, Inc. (1)	146,598
3,315	Yelp, Inc. (1)	106,644

	Total Internet Software & Services	546,718

	Life Sciences Tools & Services (4.0%)
551	Illumina, Inc. (1)	91,659
6,980	INC Research Holdings, Inc. (1)	310,680

	Total Life Sciences Tools & Services	402,339

	Machinery (5.1%)
1,695	Graco, Inc.	125,447
1,805	Middleby Corp. (The) (1)	217,286
2,405	Wabtec Corp.	164,742

	Total Machinery	507,475

	Media (1.0%)
4,785	Lions Gate Entertainment Corp.	95,652

	Pharmaceuticals (1.6%)
8,085	Horizon Pharma PLC (Ireland) (1)	155,960

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (1.4%)
3,205	Mellanox Technologies, Ltd. (Israel) (1)	$141,597

	Software (17.4%)
1,055	ANSYS, Inc. (1)	94,275
8,815	FireEye, Inc. (1)	153,557
4,275	Imperva, Inc. (1)	201,438
2,025	Proofpoint, Inc. (1)	153,637
1,345	Red Hat, Inc. (1)	101,265
3,605	ServiceNow, Inc. (1)	270,086
4,070	Splunk, Inc. (1)	254,538
2,635	Tableau Software, Inc. (1)	148,904
600	Tyler Technologies, Inc. (1)	97,812
2,995	Workday, Inc. (1)	249,603

	Total Software	1,725,115

	Specialty Retail (6.7%)
3,680	CarMax, Inc. (1)	214,397
5,860	Dick’s Sporting Goods, Inc.	300,559
4,850	Restoration Hardware Holdings, Inc. (1)	149,429

	Total Specialty Retail	664,385

	Textiles, Apparel & Luxury Goods (7.6%)
6,880	Kate Spade & Co. (1)	149,227
15,195	Skechers U.S.A., Inc. (1)	364,984
3,190	Under Armour, Inc. (1)	125,878
3,212	Under Armour, Inc. — Class C (1)	114,668

	Total Textiles, Apparel & Luxury Goods	754,757

	Total Common Stock (Cost: $7,221,551) (95.0%)	9,437,148

	Money Market Investments
506,969	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	506,969

	Total Money Market Investments (Cost: $506,969) (5.1%)	506,969

	Total Investments (Cost: $7,728,520) (100.1%)	9,944,117
	Liabilities in Excess of Other Assets (-0.1%)	(14,008)

	Net Assets (100.0%)	$9,930,109

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Beverages	5.6
Biotechnology	3.3
Capital Markets	1.6
Diversified Consumer Services	3.0
Electrical Equipment	2.0
Energy Equipment & Services	0.9
Food & Staples Retailing	5.9
Food Products	5.0
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	1.1
Health Care Technology	3.3
Hotels, Restaurants & Leisure	3.8
Household Durables	2.6
Internet & Catalog Retail	2.0
Internet Software & Services	5.5
Life Sciences Tools & Services	4.0
Machinery	5.1
Media	1.0
Pharmaceuticals	1.6
Semiconductors & Semiconductor Equipment	1.4
Software	17.4
Specialty Retail	6.7
Textiles, Apparel & Luxury Goods	7.6
Money Market Investments	5.1

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Banks (5.6% of Net Assets)
2,160	M&T Bank Corp.	$247,450
5,880	US Bancorp	247,959
3,745	Wells Fargo & Co.	179,648

	Total Banks	675,057

	Beverages (7.7%)
9,885	Coca-Cola Co. (The)	431,283
4,435	PepsiCo, Inc.	483,060

	Total Beverages	914,343

	Biotechnology (2.3%)
1,580	Amgen, Inc.	271,807

	Capital Markets (5.0%)
11,375	Ares Capital Corp.	172,218
11,122	Golub Capital BDC, Inc.	211,763
12,190	TPG Specialty Lending, Inc.	213,934

	Total Capital Markets	597,915

	Commercial Services & Supplies (5.6%)
1,320	Healthcare Services Group, Inc.	51,229
5,695	Republic Services, Inc.	291,926
4,880	Waste Management, Inc.	322,665

	Total Commercial Services & Supplies	665,820

	Diversified Telecommunication Services (3.6%)
7,850	Verizon Communications, Inc.	434,968

	Electric Utilities (3.2%)
1,895	Edison International	146,635
1,815	NextEra Energy, Inc.	232,846

	Total Electric Utilities	379,481

	Food & Staples Retailing (5.2%)
4,755	CVS Health Corp.	440,884
2,485	Wal-Mart Stores, Inc.	181,330

	Total Food & Staples Retailing	622,214

	Food Products (3.7%)
4,835	ConAgra Foods, Inc.	226,085
2,555	Kraft Heinz Co. (The)	220,726

	Total Food Products	446,811

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Health Care Providers & Services (2.4%)
3,470	Cardinal Health, Inc.	$290,092

	Household Durables (2.0%)
9,205	MDC Holdings, Inc.	242,276

	Insurance (5.3%)
2,520	Chubb, Ltd. (Switzerland)	315,655
9,710	Progressive Corp. (The)	315,672

	Total Insurance	631,327

	Internet Software & Services (1.5%)
470	Equinix, Inc.	175,249

	IT Services (1.6%)
1,230	International Business Machines Corp.	197,563

	Oil, Gas & Consumable Fuels (7.1%)
3,990	ConocoPhillips	162,872
11,005	Kinder Morgan, Inc.	223,732
4,545	Occidental Petroleum Corp.	339,648
3,155	Targa Resources Corp.	117,555

	Total Oil, Gas & Consumable Fuels	843,807

	Professional Services (3.7%)
8,180	Nielsen Holdings PLC (United Kingdom)	440,575

	REIT (8.5%)
17,920	Colony Capital, Inc.	318,618
5,050	Colony Starwood Homes	165,438
4,775	Seritage Growth Properties	239,036
1,280	Simon Property Group, Inc.	290,611

	Total REIT	1,013,703

	Road & Rail (1.5%)
1,905	Union Pacific Corp.	177,260

	Tobacco (3.4%)
5,945	Altria Group, Inc.	402,477

	Transportation Infrastructure (1.4%)
2,255	Macquarie Infrastructure Corp.	172,846

	Total Common Stock (Cost: $9,015,336) (80.3%)	9,595,591

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Preferred Stock	Value
	Banks (2.6%)
11,560	Bank of America Corp., 6.5%	$316,050

	REIT (2.6%)
11,835	Public Storage, 5.75%	310,669

	Total Preferred Stock (Cost: $611,555) (5.2%)	626,719

	Master Limited Partnership
	Oil, Gas & Consumable Fuels (1.9%)
2,790	EQT Midstream Partners LP	222,670

	Total Master Limited Partnership (Cost: $212,445) (1.9%)	222,670

	Purchased Options
10	BlackRock, Inc., Put, Strike Price $360, Expires 01/20/2017	20,800
39	Bristol-myers Squibb Co., Call, Strike Price $72.5, Expires 01/20/2017	22,230
255	Greenhill & Co., Inc., Put, Strike Price $20, Expires 12/16/2016	38,887
85	Industrial Select Sector SPDR, Put, Strike Price $58, Expires 01/20/2017	22,568
176	Pfizer, Inc., Call, Strike Price $37, Expires 01/20/2017	24,992
41	Sanderson Farms, Inc., Put, Strike Price $80, Expires 02/17/2017	19,680
46	United Technologies Corp., Call, Strike Price $105, Expires 01/20/2017	29,440

	Total Purchased Options (Cost: $191,453) (1.5%)	178,597

	Money Market Investments
1,086,944	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (1)	1,086,944

	Total Money Market Investments (Cost: $1,086,944) (9.1%)	1,086,944

	Total Investments (Cost: $11,117,733) (98.0%)	11,710,521
	Excess of Other Assets over Liabilities (2.0%)	234,543

	Net Assets (100.0%)	$11,945,064

Notes to the Schedule of Investments:

BDC	-	Business Development Company.
REIT	-	Real Estate Investment Trust.
(1)		Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Banks	8.2%
Beverages	7.7
Biotechnology	2.3
Capital Markets	5.0
Commercial Services & Supplies	5.6
Diversified Telecommunication Services	3.6
Electric Utilities	3.2
Food & Staples Retailing	5.2
Food Products	3.7
Health Care Providers & Services	2.4
Household Durables	2.0
Insurance	5.3
Internet Software & Services	1.5
IT Services	1.6
Oil, Gas & Consumable Fuels	9.0
Professional Services	3.7
Purchased Options	1.5
REIT	11.1
Road & Rail	1.5
Tobacco	3.4
Transportation Infrastructure	1.4
Money Market Investments	9.1

Total	98.0%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Argentina (1.0% of Net Assets)
460	Grupo Financiero Galicia S.A. (ADR)	$13,653
110	MercadoLibre, Inc.	16,839

	Total Argentina (Cost: $25,009)	30,492

	Australia (4.9%)
1,800	Bellamy’s Australia, Ltd.	16,169
3,860	Challenger, Ltd.	27,915
200	Commonwealth Bank of Australia	11,775
1,270	Magellan Financial Group, Ltd.	22,088
8,040	Orora, Ltd.	17,618
6,740	Santos, Ltd.	23,043
9,800	St Barbara, Ltd. (1)	22,868
1,721	TPG Telecom, Ltd.	16,826

	Total Australia (Cost: $145,875)	158,302

	Belgium (Cost: $30,999) (0.9%)
545	KBC Groep N.V. (1)	28,336

	Brazil (Cost: $11,879) (0.4%)
1,540	Banco Bradesco S.A. (ADR)	13,398

	Canada (5.9%)
310	Alimentation Couche-Tard, Inc. — Class B	14,033
300	Bank of Nova Scotia (The)	15,255
900	Barrick Gold Corp.	19,674
700	Crescent Point Energy Corp.	10,247
215	Dollarama, Inc.	15,917
3,400	Encana Corp.	27,370
25	Fairfax Financial Holdings, Ltd.	13,420
250	Loblaw Cos., Ltd.	13,962
4,400	Northern Blizzard Resources, Inc.	14,677
300	Toronto-Dominion Bank (The)	13,071
370	Winpak, Ltd.	12,640
3,500	Yamana Gold, Inc.	20,049

	Total Canada (Cost: $161,760)	190,315

	Chile (Cost: $13,937) (0.5%)
200	Franco-Nevada Corp.	15,406

	China (3.8%)
40,000	China Animal Healthcare, Ltd. (1)	—

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	China (Continued)
110	China Biologic Products, Inc. (1)	$13,132
4,000	China Overseas Land & Investment, Ltd.	13,192
10,000	CNOOC, Ltd.	12,050
110	CNOOC, Ltd. (SP ADR)	13,243
19,000	Great Wall Motor Co., Ltd. — Class H	19,806
10,000	HKT Trust & HKT, Ltd.	15,850
1,373	Tencent Holdings, Ltd.	33,155

	Total China (Cost: $143,744)	120,428

	Denmark (2.4%)
559	Ambu A/S	23,772
10	AP Moeller-Maersk A/S — B Shares	13,589
704	Novo Nordisk A/S (SP ADR)	40,107

	Total Denmark (Cost: $76,153)	77,468

	Egypt (Cost: $14,958) (0.3%)
500	Eastern Tobacco	10,525

	Finland (0.9%)
435	Amer Sports OYJ	12,353
731	UPM-Kymmene OYJ	15,078

	Total Finland (Cost: $25,988)	27,431

	France (3.4%)
500	AXA S.A.	10,179
605	BNP Paribas S.A.	30,017
1,635	Orange S.A.	25,098
165	Renault S.A.	14,430
350	SCOR SE	10,227
800	Veolia Environnement S.A.	17,734

	Total France (Cost: $119,763)	107,685

	Germany (4.2%)
960	alstria office REIT AG	13,372
160	BASF SE	12,571
720	Deutsche Telekom AG	12,252
375	Fresenius Medical Care AG & Co., KGaA	34,259
190	Merck KGaA	20,988
500	METRO AG	16,090
240	ProSiebenSat.1 Media SE	10,996

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Germany (Continued)
390	Vonovia SE	$15,466

	Total Germany (Cost: $129,088)	135,994

	India (1.0%)
1,800	ICICI Bank, Ltd. (SP ADR)	13,644
800	Mahindra & Mahindra, Ltd.	17,545

	Total India (Cost: $27,582)	31,189

	Indonesia (1.6%)
11,900	Matahari Department Store Tbk PT	18,162
101,100	Telekomunikasi Indonesia Persero Tbk PT	32,909

	Total Indonesia (Cost: $48,973)	51,071

	Ireland (3.0%)
429	Allegion PLC	31,055
450	CRH PLC (SP ADR)	13,842
850	Experian PLC	16,680
175	Shire PLC (ADR)	33,971

	Total Ireland (Cost: $92,846)	95,548

	Italy (3.8%)
810	Buzzi Unicem SpA	16,261
210	Ei Towers SpA (1)	11,331
2,008	Eni SpA	30,810
5,150	Intesa Sanpaolo SpA	11,367
995	Recordati SpA	32,300
3,140	Snam SpA	18,180

	Total Italy (Cost: $128,923)	120,249

	Japan (17.4%)
200	Ain Holdings, Inc.	13,711
800	Alfresa Holdings Corp.	17,461
4,000	ANA Holdings, Inc.	11,368
1,200	Dai Nippon Printing Co., Ltd.	13,339
1,100	Dai-ichi Life Insurance Co., Ltd. (The)	14,150
85	Daito Trust Construction Co., Ltd.	14,210
459	Dentsu, Inc.	21,832
1,300	Dip Corp.	38,941
200	East Japan Railway Co.	18,265
300	FamilyMart Co., Ltd.	17,588

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Japan (Continued)
300	Fuji Heavy Industries, Ltd.	$11,411
540	GMO Payment Gateway, Inc.	30,851
1,000	Haseko Corp.	10,463
700	Iida Group Holdings Co., Ltd.	13,798
300	Japan Airlines Co., Ltd.	9,208
920	M3, Inc.	29,310
300	Makita Corp.	21,014
2,212	Mitsubishi Electric Corp.	25,675
1,250	Nippon Telegraph & Telephone Corp.	59,139
300	Obic Co., Ltd.	17,387
800	ORIX Corp.	11,178
900	Santen Pharmaceutical Co., Ltd.	14,900
2,000	Sanyo Chemical Industries, Ltd.	17,291
200	Shin-Etsu Chemical Co., Ltd.	13,588
300	Shionogi & Co., Ltd.	15,492
1,200	Showa Shell Sekiyu KK	10,715
400	Sony Corp.	13,073
6,000	Sumitomo Mitsui Trust Holdings, Inc.	19,852
200	Sysmex Corp.	13,794
2,000	Toray Industries, Inc.	18,140

	Total Japan (Cost: $482,732)	557,144

	Kenya (Cost: $16,587) (0.5%)
93,200	Safari.com, Ltd.	17,555

	Malaysia (Cost: $23,984) (0.7%)
47,400	My EG Services BHD	23,323

	Mexico (1.5%)
5,500	Grupo Bimbo SAB de C.V.	16,447
1,290	Industrias Penoles SAB de C.V.	33,065

	Total Mexico (Cost: $39,761)	49,512

	Netherlands (2.3%)
132	ASML Holding NV	14,497
100	Core Laboratories NV	11,681
696	Koninklijke Ahold Delhaize NV	16,620
580	Royal Dutch Shell PLC — B Shares	15,477
400	Wolters Kluwer NV	16,833

	Total Netherlands (Cost: $63,384)	75,108

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Russia (3.2%)
13,200	Alrosa PJSC	$14,292
460	Lukoil PJSC (SP ADR)	19,991
7,050	Rosneft PJSC	34,779
15,840	Sberbank of Russia PJSC	33,398

	Total Russia (Cost: $103,479)	102,460

	Singapore (1.4%)
180	Broadcom, Ltd.	29,157
16,600	Frasers Commercial Trust	16,575

	Total Singapore (Cost: $44,519)	45,732

	South Africa (Cost: $13,223) (0.5%)
1,600	Standard Bank Group, Ltd.	16,002

	South Korea (2.5%)
750	Korea Electric Power Corp.	41,062
26	LG Household & Health Care, Ltd.	23,419
117	SK Energy Co., Ltd.	15,418

	Total South Korea (Cost: $76,191)	79,899

	Spain (2.8%)
217	Aena S.A. (1)	31,307
450	Amadeus IT Holding S.A.	21,133
1,600	Banco Bilbao Vizcaya Argentaria S.A. (SP ADR)	9,344
1,145	Hispania Activos Inmobiliarios S.A. (1)	15,329
400	Industria de Diseno Textil S.A.	13,837

	Total Spain (Cost: $78,564)	90,950

	Sweden (0.9%)
420	Intrum Justitia AB	13,522
490	Svenska Cellulosa AB — B Shares	14,607

	Total Sweden (Cost: $26,199)	28,129

	Switzerland (5.4%)
150	Actelion, Ltd.	26,645
370	BKW AG	17,037
400	Gategroup Holding AG (1)	21,398
7	Givaudan SA	14,417
341	Lonza Group AG	64,400

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Switzerland (Continued)
110	Tecan Group AG	$17,728
200	Wolseley PLC	11,188

	Total Switzerland (Cost: $150,708)	172,813

	Taiwan (1.5%)
5,000	Chunghwa Telecom Co., Ltd.	17,868
454	Chunghwa Telecom Co., Ltd. (SP ADR)	16,403
5,000	Powertech Technology, Inc.	12,725

	Total Taiwan (Cost: $43,936)	46,996

	Thailand (2.8%)
85,400	Beauty Community PCL — N Shares (NVDR)	24,065
37,800	Digital Telecommunications Infrastructure Fund — Series F	16,615
105,000	Jasmine International PCL (NVDR)	17,200
7,100	KCE Electronics PCL (NVDR)	19,812
5,600	PTT Exploration & Production PCL — N Shares (NVDR)	13,424

	Total Thailand (Cost: $68,380)	91,116

	United Arab Emirates (Cost: $31,977) (1.0%)
2,170	NMC Health PLC	31,836

	United Kingdom (9.5%)
1,655	Ashtead Group PLC	26,278
2,430	Aviva PLC	12,554
1,185	Bovis Homes Group PLC	12,875
2,420	BP PLC	13,735
735	Imperial Tobacco Group PLC	38,857
1,350	International Consolidated Airlines Group S.A.	7,272
1,330	John Wood Group PLC	11,673
3,760	Moneysupermarket.com Group PLC	14,901
2,750	National Express Group PLC	12,323
500	Persimmon PLC	11,200
165	Reckitt Benckiser Group PLC	16,050
4,700	Royal Bank of Scotland Group PLC (SP ADR) (1)	23,970
600	SABMiller PLC (SP ADR)	35,211
590	Severn Trent PLC	19,179
2,070	Standard Chartered PLC	16,605
385	Unilever PLC	18,069
690	WPP PLC	15,532

	Total United Kingdom (Cost: $328,909)	306,284

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	United States (2.2%)
250	Carnival Corp.	$11,680
100	Facebook, Inc. (1)	12,394
600	IMS Health Holdings, Inc. (1)	18,012
130	MasterCard, Inc. Class A	12,381
200	Visa, Inc.	15,610

	Total United States (Cost: $68,724)	70,077

	Total Common Stock (Cost: $2,858,734) (94.1%)	3,018,773

	Exchange-Traded Funds
	United States (Cost: $94,466) (3.2%)
2,830	iShares MSCI Emerging Markets ETF	102,531

	Total Exchange-Traded Funds (Cost: $94,466) (3.2%)	102,531

	Preferred Stock
	Brazil (Cost: $11,568) (0.4%)
1,200	Itau Unibanco Holding S.A., 3.37% (SP ADR)	12,540

	Total Preferred Stock (Cost: $11,568) (0.4%)	12,540

	Money Market Investments
136,163	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	136,163

	Total Money Market Investments (Cost: $136,163) (4.2%)	136,163

	Total Investments (Cost: $3,100,931) (101.9%)	3,270,007
	Liabilities in Excess of Other Assets (-1.9%)	(62,283)

	Total Net Assets (100.0%)	$3,207,724

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Bank of America	JPY	15,209,262	11/07/16	$130,002	$148,953	$18,951
Bank of America	JPY	43,087,191	11/17/16	372,295	422,167	49,872

				$502,297	$571,120	$68,823

SELL (4)
Bank of America	JPY	15,209,262	11/07/16	$130,000	$148,953	$(18,953)
Bank of America	JPY	43,087,191	11/17/16	365,000	422,167	(57,167)

				$495,000	$571,120	$(76,120)

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2016.

(3)		Fund buys foreign currency, sells U.S. Dollar.

(4)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Airlines	0.9%
Automobiles	2.1
Banks	8.7
Beverages	1.1
Biotechnology	1.2
Building Products	1.0
Capital Markets	0.7
Chemicals	2.4
Commercial Services & Supplies	0.8
Communications Equipment	0.8
Construction Materials	0.9
Consumer Finance	0.4
Containers & Packaging	0.9
Diversified Financial Services	0.9
Diversified Telecommunication Services	6.6
Electric Utilities	1.8
Electrical Equipment	0.8
Energy Equipment & Services	0.8
Exchange-Traded Fund (ETF)	3.2
Food & Staples Retailing	2.8
Food Products	1.0
Gas Utilities	0.6
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	2.7
Health Care Technology	1.4
Hotels, Restaurants & Leisure	0.4
Household Durables	2.6
Household Products	1.2
Insurance	1.8
Internet Software & Services	3.7
IT Services	3.7
Leisure Products	0.4
Life Sciences Tools & Services	2.6
Marine	0.4
Media	2.0
Metals & Mining	3.9
Miscellaneous	1.1
Multi-Utilities	0.6
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	8.0
Paper & Forest Products	1.0
Personal Products	0.6
Pharmaceuticals	5.0
Professional Services	0.5
REIT	0.9
Real Estate Management & Development	1.3
Road & Rail	1.0

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	1.7%
Specialty Retail	1.2
Tobacco	1.5
Trading Companies & Distributors	1.1
Transportation	0.7
Transportation Infrastructure	1.0
Water Utilities	0.6
Wireless Telecommunication Services	0.5
Money Market Investments	4.2

Total	101.9%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Argentina (Cost: $46,811) (0.5% of Net Assets)
1,590	Grupo Financiero Galicia S.A. (ADR)	$47,191

	Australia (5.4%)
63,700	AWE, Ltd. (1)	43,728
4,750	Bellamy’s Australia, Ltd.	42,667
12,950	Cedar Woods Properties, Ltd.	45,507
2,500	Magellan Financial Group, Ltd.	43,481
26,530	Metcash, Ltd. (1)	43,495
15,000	OceanaGold Corp.	54,292
22,750	Orora, Ltd.	49,851
23,960	Santos, Ltd.	81,918
33,800	St Barbara, Ltd. (1)	78,871

	Total Australia (Cost: $440,418)	483,810

	Austria (Cost: $45,036) (0.5%)
2,850	Wienerberger AG	43,977

	Brazil (Cost: $71,015) (1.0%)
15,800	Cia Hering	90,428

	Canada (6.3%)
19,000	Bonavista Energy Corp.	51,287
2,000	Brookfield Canada Office Properties	43,909
7,100	Encana Corp.	57,155
2,625	MTY Food Group, Inc.	82,169
12,100	Northern Blizzard Resources, Inc.	40,363
30,700	Pengrowth Energy Corp.	45,907
9,200	Precision Drilling Corp.	39,296
2,710	Torex Gold Resources, Inc. (1)	56,276
7,400	Trilogy Energy Corp. (1)	31,948
19,750	Yamana Gold, Inc.	113,134

	Total Canada (Cost: $464,326)	561,444

	China (3.7%)
338,522	China Animal Healthcare, Ltd. (1)	—
400	China Biologic Products, Inc. (1)	47,752
53,200	Man Wah Holdings, Ltd.	38,856
92,400	Shenzhen Expressway Co., Ltd. — Class H	87,231
10,000	Sunny Optical Technology Group Co., Ltd.	39,914

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	China (Continued)
103,000	Zhaojin Mining Industry Co., Ltd. — Class H	$119,098

	Total China (Cost: $577,379)	332,851

	Denmark (Cost: $43,345) (0.5%)
1,024	Ambu A/S	43,546

	Finland (Cost: $42,284) (0.5%)
1,500	Amer Sports OYJ	42,595

	France (2.0%)
5,246	Havas S.A.	44,184
750	Orpea	66,296
780	Teleperformance	72,590

	Total France (Cost: $155,412)	183,070

	Germany (7.2%)
4,110	alstria office REIT AG	57,251
1,880	Carl Zeiss Meditec AG	70,226
1,650	CompuGroup Medical AG	71,336
8,500	DIC Asset AG	82,838
1,447	Gerresheimer AG	124,258
1,042	Indus Holding AG	51,677
790	Krones AG	79,042
1,770	PATRIZIA Immobilien AG (1)	44,710
2,250	VTG AG	63,435

	Total Germany (Cost: $546,679)	644,773

	Hungary (Cost: $42,996) (0.5%)
26,700	Magyar Telekom Telecommunications PLC	42,731

	Italy (6.6%)
43,600	A2A SpA	61,950
9,100	Amplifon SpA	90,835
71,800	Beni Stabili SpA SIIQ	47,030
2,200	Buzzi Unicem SpA	44,164
8,870	Davide Campari-Milano SpA	91,671
1,200	DiaSorin SpA	75,579
11,650	Hera SpA	33,043
34,050	Iren SpA	55,975

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Italy (Continued)
2,730	Recordati SpA	$88,623

	Total Italy (Cost: $498,159)	588,870

	Japan (20.9%)
1,000	Ain Holdings, Inc.	68,553
1,300	Ariake Japan Co., Ltd.	71,297
4,833	Benefit One, Inc.	148,966
4,400	Daicel Corp.	49,127
4,650	Daifuku Co., Ltd.	97,277
6	Daiwa Office Investment Corp.	35,630
2,528	Dip Corp.	75,726
10,500	Financial Products Group Co., Ltd.	104,458
1,355	GMO Payment Gateway, Inc.	77,413
900	Hoshizaki Corp.	81,083
49	Japan Hotel REIT Investment Corp.	40,921
1,800	Kewpie Corp.	55,181
6,600	Leopalace21 Corp.	47,085
5,000	Lion Corp.	75,491
8,996	Nichias Corp.	72,402
7,900	Nichiha Corp.	152,204
1,600	Nifco, Inc.	89,464
1,500	Obic Co., Ltd.	86,936
900	Outsourcing, Inc.	33,621
1,180	Pola Orbis Holdings, Inc.	115,647
4,000	Showa Shell Sekiyu KK	35,717
4,300	Sun Frontier Fudousan Co., Ltd.	42,196
3,900	Temp Holdings Co., Ltd.	63,017
8,000	Tosoh Corp.	40,412
600	Tsuruha Holdings, Inc.	67,928
5,000	Zeon Corp.	41,079

	Total Japan (Cost: $1,296,109)	1,868,831

	Luxembourg (1.8%)
285	Eurofins Scientific SE	106,937
1,300	Globant S.A. (1)	54,847

	Total Luxembourg (Cost: $120,986)	161,784

	Malaysia (Cost: $42,501) (0.4%)
78,500	My EG Services BHD	38,626

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Malta (Cost: $43,325) (0.4%)
3,780	Unibet Group PLC (ADR)	$38,603

	Mexico (1.9%)
38,150	Genomma Lab Internacional S.A.B. de C.V. — Class B (1)	43,898
30,600	Grupo Aeromexico S.A.B. de C.V. (1)	59,708
2,555	Industrias Penoles S.A.B. de C.V.	65,490

	Total Mexico (Cost: $126,750)	169,096

	Netherlands (1.5%)
1,601	Euronext NV (1)	68,435
2,550	GrandVision NV (1)	69,401

	Total Netherlands (Cost: $133,718)	137,836

	New Zealand (Cost: $45,068) (0.6%)
7,191	Fletcher Building, Ltd.	50,267

	Norway (2.0%)
1,914	Aker ASA	57,644
5,100	Austevoll Seafood ASA	45,047
38,408	DNO International ASA (1)	39,829
845	Leroy Seafood Group ASA	40,692

	Total Norway (Cost: $178,239)	183,212

	Pakistan (Cost: $42,261) (0.6%)
41,600	Hub Power Co., Ltd. (The)	52,358

	Peru (Cost: $44,745) (0.5%)
3,300	Cia de Minas Buenaventura S.A. (ADR)(1)	48,345

	Russia (Cost: $44,159) (0.6%)
38,700	Aeroflot - Russian Airlines PJSC (1)	50,915

	Singapore (1.0%)
60,600	Ascendas India Trust	45,795
43,000	Frasers Commercial Trust	42,936

	Total Singapore (Cost: $84,953)	88,731

	South Africa (Cost: $47,713) (0.7%)
3,670	Mr Price Group, Ltd.	60,601

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	South Korea (1.0%)
706	Dongbu Insurance Co., Ltd.	$40,131
402	SK Materials Co., Ltd.	52,881

	Total South Korea (Cost: $85,122)	93,012

	Spain (1.7%)
1,790	Grupo Catalana Occidente SA	50,301
7,455	Hispania Activos Inmobiliarios SA (1)	99,808

	Total Spain (Cost: $160,971)	150,109

	Sweden (3.9%)
3,800	Bilia AB — A Shares	97,708
2,100	Holmen AB — B Shares	71,306
2,050	Intrum Justitia AB	65,998
4,704	NetEnt AB	39,920
3,200	Wihlborgs Fastigheter AB	71,147

	Total Sweden (Cost: $283,637)	346,079

	Switzerland (4.0%)
1,920	BKW AG	88,406
635	Cembra Money Bank AG	45,717
355	Flughafen Zuerich AG	66,738
175	Straumann Holding AG	67,001
295	Tecan Group AG	47,545
740	Temenos Group AG	45,890

	Total Switzerland (Cost: $317,460)	361,297

	Taiwan (1.1%)
21,000	Powertech Technology, Inc.	53,446
2,980	Tung Thih Electronic Co., Ltd.	40,451

	Total Taiwan (Cost: $90,916)	93,897

	Thailand (2.7%)
371,000	Beauty Community PCL (NVDR)	104,545
291,000	Jasmine International PCL (NVDR)	47,668
30,900	KCE Electronics PCL (NVDR)	86,223

	Total Thailand (Cost: $151,656)	238,436

	United Arab Emirates (Cost: $87,678) (1.0%)
5,950	NMC Health PLC	87,293

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	United Kingdom (8.7%)
6,050	Abcam PLC	$61,427
8,200	Beazley PLC	43,091
2,540	Berendsen PLC	43,034
3,185	Bovis Homes Group PLC	34,604
6,070	GVC Holdings PLC	50,853
5,080	John Wood Group PLC	44,586
19,327	National Express Group PLC	86,609
7,750	Playtech PLC	89,546
41,000	Premier Oil PLC (1)	34,839
25,550	Redde PLC	63,266
18,645	Rentokil Initial PLC	53,181
2,050	SuperGroup PLC (1)	43,216
28,191	Taylor Wimpey PLC	57,872
21,850	Topps Tiles PLC	34,812
4,450	UNITE Group PLC (The)	37,413

	Total United Kingdom (Cost: $771,639)	778,349

	Total Common Stock (Cost: $7,173,466) (91.7%)	8,202,963

	Exchange-Traded Funds
	United States (Cost: $84,327) (1.0%)
2,000	iShares MSCI Emerging Markets Small-Cap ETF	85,940

	Total Exchange-Traded Funds (Cost: $84,327) (1.0%)	85,940

	Preferred Stock
	Germany
1,386	Jungheinrich AG, 1.39%	42,285
1,040	Sartorius AG, 0.5%	83,174

	Total Germany (Cost: $99,173)	125,459

	Total Preferred Stock (Cost: $99,173) (1.4%)	125,459

	Money Market Investments
501,335	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	501,335

	Total Money Market Investments (Cost: $501,335) (5.6%)	501,335

	Total Investments (Cost: $7,858,301) (99.7%)	8,915,697
	Excess of Other Assets over Liabilities (0.3%)	24,436

	Total Net Assets (100.0%)	$8,940,133

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Bank of America	JPY	240,122,484	11/07/16	$2,067,939	$2,351,657	$283,718

				$2,067,939	$2,351,657	$283,718

SELL (4)
Bank of America	JPY	240,122,484	11/07/16	$2,120,000	$2,351,657	$(231,657)

				$2,120,000	$2,351,657	$(231,657)

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
NVDR	-	Non-Voting Depositary Receipt.
PJSC	-	Private Joint-Stock Company.
REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2016.

(3)		Fund buys foreign currency, sells U.S. Dollar.

(4)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
1.5%
Airlines	1.3
Auto Components	1.4
Banks	0.5
Beverages	1.0
Biotechnology	1.2
Building Products	3.0
Capital Markets	0.5
Chemicals	2.0
Commercial Services & Supplies	1.8
Construction Materials	1.1
Consumer Finance	0.5
Containers & Packaging	0.5
Diversified Financial Services	2.5
Diversified Telecommunication Services	1.0
Electric Utilities	1.0
Electronic Equipment, Instruments & Components	0.5
Electronics	1.0
Energy Equipment & Services	0.9
Food & Staples Retailing	2.1
Food Products	2.9
Health Care Equipment & Supplies	3.9
Health Care Providers & Services	2.8
Health Care Technology	0.8
Hotels, Restaurants & Leisure	1.9
Household Durables	1.4
Household Products	0.8
Independent Power and Renewable Electricity Producers	0.6
Industrial Conglomerates	0.6
Insurance	1.5
Internet Software & Services	1.3
IT Services	2.3
Leisure Products	0.5
Life Sciences Tools & Services	3.1
Machinery	3.4
Media	0.5
Metals & Mining	5.9
Multi-Utilities	1.7
Oil, Gas & Consumable Fuels	5.2
Paper & Forest Products	0.8
Personal Products	1.3
Pharmaceuticals	1.5
Professional Services	3.6
REIT	2.9
Real Estate	2.1
Real Estate Management & Development	3.1
Road & Rail	2.3
Semiconductors & Semiconductor Equipment	0.6
Software	2.1
Specialty Retail	5.7
Transportation Infrastructure	1.7
Money Market Investments	5.6

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (7.1% of Net Assets)
968	Honeywell International, Inc.	$112,608
1,298	Safran S.A. (France)	88,253
289	TransDigm Group, Inc. (1)	80,781

	Total Aerospace & Defense	281,642

	Banks (2.3%)
1,921	Wells Fargo & Co.	92,150

	Beverages (10.0%)
2,140	Dr Pepper Snapple Group, Inc.	210,811
1,732	PepsiCo, Inc.	188,650

	Total Beverages	399,461

	Chemicals (11.4%)
363	Agrium, Inc. (Canada)	32,946
1,431	Air Products & Chemicals, Inc.	213,820
1,009	Celanese Corp. — Series A	63,990
616	International Flavors & Fragrances, Inc.	82,082
197	Sherwin-Williams Co. (The)	59,047

	Total Chemicals	451,885

	Communications Equipment (1.0%)
608	Motorola Solutions, Inc.	42,183

	Containers & Packaging (4.4%)
3,682	Sealed Air Corp.	173,717

	Diversified Financial Services (1.7%)
467	Berkshire Hathaway, Inc. — Class B (1)	67,374

	Electrical Equipment (2.1%)
1,750	AMETEK, Inc.	82,302

	Electronic Equipment, Instruments & Components (3.9%)
3,239	Agilent Technologies, Inc.	155,828

	Food & Staples Retailing (1.7%)
716	CVS Health Corp.	66,388

	Food Products (3.8%)
2,736	ConAgra Foods, Inc.	127,935
245	Mead Johnson Nutrition Co.	21,854

	Total Food Products	149,789

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (1.0%)
830	Baxter International, Inc.	$39,857

	Health Care Providers & Services (0.9%)
464	Express Scripts Holding Co. (1)	35,296

	Household Products (1.7%)
812	Procter & Gamble Co. (The)	69,499

	Industrial Conglomerates (10.6%)
371	3M Co.	66,171
2,915	Danaher Corp.	237,398
691	Roper Technologies, Inc.	117,719

	Total Industrial Conglomerates	421,288

	Internet Software & Services (3.3%)
261	LinkedIn Corp. (1)	50,303
2,106	Yahoo!, Inc. (1)	80,428

	Total Internet Software & Services	130,731

	Machinery (2.4%)
827	Illinois Tool Works, Inc.	95,436

	Media (4.6%)
2,255	Comcast Corp.	151,649
1,109	Twenty-First Century Fox, Inc. — Class B	29,976

	Total Media	181,625

	Pharmaceuticals (5.6%)
1,113	Johnson & Johnson	139,381
2,262	Pfizer, Inc.	83,445

	Total Pharmaceuticals	222,826

	Software (13.4%)
5,407	Activision Blizzard, Inc.	217,145
3,186	Microsoft Corp.	180,583
3,275	Oracle Corp.	134,406

	Total Software	532,134

	Specialty Retail (1.7%)
849	TJX Cos., Inc. (The)	69,380

	Total Common Stock (Cost: $3,455,136) (94.6%)	3,760,791

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Money Market Investments	Value
221,648	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	$221,648

	Total Money Market Investments (Cost: $221,648) (5.6%)	221,648

	Total Investments (Cost: $3,676,784) (100.2%)	3,982,439
	Liabilities in Excess of Other Assets (-0.2%)	(6,630)

	Net Assets (100.0%)	$3,975,809

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	7.1%
Banks	2.3
Beverages	10.0
Chemicals	11.4
Communications Equipment	1.0
Containers & Packaging	4.4
Diversified Financial Services	1.7
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	3.9
Food & Staples Retailing	1.7
Food Products	3.8
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.9
Household Products	1.7
Industrial Conglomerates	10.6
Internet Software & Services	3.3
Machinery	2.4
Media	4.6
Pharmaceuticals	5.6
Software	13.4
Specialty Retail	1.7
Money Market Investments	5.6

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.8% of Net Assets)
491,285	Textron, Inc.	$19,160,115

	Air Freight & Logistics (1.9%)
129,880	FedEx Corp.	21,027,572

	Banks (7.5%)
653,000	Citigroup, Inc.	28,607,930
616,504	JPMorgan Chase & Co.	39,437,761
486,800	Zions Bancorp.	13,571,984

	Total Banks	81,617,675

	Beverages (2.6%)
256,745	PepsiCo, Inc.	27,964,665

	Biotechnology (1.9%)
265,900	Gilead Sciences, Inc.	21,131,073

	Capital Markets (3.9%)
183,771	Ameriprise Financial, Inc.	17,612,613
369,900	State Street Corp.	24,332,022

	Total Capital Markets	41,944,635

	Chemicals (2.3%)
354,765	Du Pont (E.I.) de Nemours & Co.	24,539,095

	Commercial Services & Supplies (2.0%)
466,505	Tyco International PLC (Ireland)	21,258,633

	Communications Equipment (3.0%)
1,079,985	Cisco Systems, Inc.	32,971,942

	Consumer Finance (1.0%)
399,837	Synchrony Financial (1)	11,147,456

	Containers & Packaging (0.7%)
175,800	WestRock Co.	7,543,578

	Diversified Financial Services (1.7%)
71,802	Intercontinental Exchange, Inc.	18,970,088

	Diversified Telecommunication Services (3.9%)
443,060	AT&T, Inc.	19,180,067

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (Continued)
1,334,600	Deutsche Telekom AG (Germany) (SP ADR)	$22,601,451

	Total Diversified Telecommunication Services	41,781,518

	Electric Utilities (0.5%)
78,500	American Electric Power Co., Inc.	5,440,050

	Electronic Equipment, Instruments & Components (1.7%)
811,995	Corning, Inc.	18,042,529

	Energy Equipment & Services (4.4%)
383,256	Baker Hughes, Inc.	18,331,135
871,972	Nabors Industries, Ltd.	7,847,748
268,500	Schlumberger, Ltd.	21,619,620

	Total Energy Equipment & Services	47,798,503

	Food & Staples Retailing (2.1%)
448,900	Sysco Corp.	23,248,531

	Food Products (0.8%)
188,100	ConAgra Foods, Inc.	8,795,556

	Health Care Providers & Services (1.9%)
238,950	Quest Diagnostics, Inc	20,635,722

	Household Durables (1.5%)
343,471	Lennar Corp.	16,074,443

	Independent Power and Renewable Electricity Producers (1.2%)
1,069,071	AES Corp. (The)	13,203,027

	Industrial Conglomerates (6.3%)
1,376,496	General Electric Co.	42,864,085
977,691	Koninklijke Philips Electronics NV (Netherlands) (NYRS)	25,967,473

	Total Industrial Conglomerates	68,831,558

	Insurance (5.0%)
329,900	Allstate Corp. (The)	22,542,067
415,580	MetLife, Inc.	17,761,889
115,300	Travelers Cos., Inc. (The)	13,400,166

	Total Insurance	53,704,122

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Machinery (1.6%)
271,832	Pentair PLC (United Kingdom)	$17,348,318

	Media (5.9%)
468,862	Comcast Corp.	31,530,969
681,098	Regal Entertainment Group	16,019,425
984,336	Time, Inc.	16,074,207

	Total Media	63,624,601

	Multiline Retail (1.5%)
1,667,784	J.C. Penney Co., Inc. (1)	16,110,794

	Oil, Gas & Consumable Fuels (4.0%)
362,360	Chevron Corp.	37,134,653
118,300	Royal Dutch Shell PLC (United Kingdom) (SP ADR)	6,126,757

	Total Oil, Gas & Consumable Fuels	43,261,410

	Pharmaceuticals (7.2%)
106,500	Johnson & Johnson	13,336,995
426,870	Merck & Co., Inc.	25,040,194
158,800	Mylan NV (Netherlands) (1)	7,430,252
863,700	Pfizer, Inc.	31,861,893

	Total Pharmaceuticals	77,669,334

	REIT (2.0%)
454,100	Kimco Realty Corp.	14,576,610
171,400	Liberty Property Trust	7,092,532

	Total REIT	21,669,142

	Semiconductors & Semiconductor Equipment (7.9%)
1,426,800	Cypress Semiconductor Corp.	16,607,952
730,336	Intel Corp.	25,459,513
622,360	Maxim Integrated Products, Inc.	25,379,841
326,200	Microchip Technology, Inc.	18,149,768

	Total Semiconductors & Semiconductor Equipment	85,597,074

	Software (3.2%)
608,275	Microsoft Corp.	34,477,027

	Specialty Retail (1.3%)
105,114	Home Depot, Inc. (The)	14,530,959

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Technology Hardware, Storage & Peripherals (1.2%)
413,965	Seagate Technology PLC (Netherlands)	$13,259,299

	Textiles, Apparel & Luxury Goods (2.0%)
503,509	Coach, Inc.	21,706,273

	Thrifts & Mortgage Finance (1.9%)
1,413,700	New York Community Bancorp, Inc.	20,427,965

	Total Common Stock (Cost: $848,335,119) (99.3%)	1,076,514,282

	Money Market Investments
4,805,217	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	4,805,217

	Total Money Market Investments (Cost: $4,805,217) (0.5%)	4,805,217

	Total Investments (Cost: $853,140,336) (99.8%)	1,081,319,499
	Excess of Other Assets over Liabilities (0.2%)	2,448,775

	Net Assets (100.0%)	$1,083,768,274

Notes to the Schedule of Investments:

NYRS	-	New York Registry Shares.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	1.8%
Air Freight & Logistics	1.9
Banks	7.5
Beverages	2.6
Biotechnology	1.9
Capital Markets	3.9
Chemicals	2.3
Commercial Services & Supplies	2.0
Communications Equipment	3.0
Consumer Finance	1.0
Containers & Packaging	0.7
Diversified Financial Services	1.7
Diversified Telecommunication Services	3.9
Electric Utilities	0.5
Electronic Equipment, Instruments & Components	1.7
Energy Equipment & Services	4.4
Food & Staples Retailing	2.1
Food Products	0.8
Health Care Providers & Services	1.9
Household Durables	1.5
Independent Power and Renewable Electricity Producers	1.2
Industrial Conglomerates	6.3
Insurance	5.0
Machinery	1.6
Media	5.9
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	7.2
REIT	2.0
Semiconductors & Semiconductor Equipment	7.9
Software	3.2
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	2.0
Thrifts & Mortgage Finance	1.9
Money Market Investments	0.5

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.2% of Net Assets)
489,210	Textron, Inc.	$19,079,190

	Auto Components (1.3%)
593,270	Dana Holding Corp.	8,092,203

	Banks (8.0%)
400,500	Citigroup, Inc.	17,545,905
329,858	JPMorgan Chase & Co.	21,101,016
348,200	Zions Bancorp.	9,707,816

	Total Banks	48,354,737

	Beverages (2.5%)
139,400	PepsiCo, Inc.	15,183,448

	Biotechnology (2.0%)
149,454	Gilead Sciences, Inc.	11,877,109

	Capital Markets (2.1%)
193,400	State Street Corp.	12,721,852

	Chemicals (1.5%)
163,686	Dow Chemical Co. (The)	8,785,028

	Commercial Services & Supplies (2.3%)
298,815	Tyco International PLC (Ireland)	13,617,000

	Communications Equipment (3.1%)
613,590	Cisco Systems, Inc.	18,732,903

	Consumer Finance (1.0%)
221,792	Synchrony Financial	6,183,561

	Containers & Packaging (3.4%)
368,153	Sealed Air Corp.	17,369,459
71,100	WestRock Co.	3,050,901

	Total Containers & Packaging	20,420,360

	Diversified Financial Services (2.1%)
47,205	Intercontinental Exchange, Inc.	12,471,561

	Diversified Telecommunication Services (1.6%)
227,200	AT&T, Inc.	9,835,488

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (2.2%)
609,590	Corning, Inc.	$13,545,090

	Energy Equipment & Services (3.4%)
326,650	Baker Hughes, Inc.	15,623,669
562,231	Nabors Industries, Ltd.	5,060,079

	Total Energy Equipment & Services	20,683,748

	Food & Staples Retailing (2.3%)
269,600	Sysco Corp.	13,962,584

	Food Products (0.9%)
119,000	ConAgra Foods, Inc.	5,564,440

	Health Care Equipment & Supplies (0.9%)
114,900	Baxter International, Inc.	5,517,498

	Health Care Providers & Services (5.1%)
124,284	Anthem, Inc.	16,323,460
48,100	Cardinal Health, Inc.	4,021,160
83,406	Cigna Corp.	10,756,038

	Total Health Care Providers & Services	31,100,658

	Household Durables (2.7%)
351,063	Lennar Corp.	16,429,748

	Independent Power and Renewable Electricity Producers (2.0%)
994,200	AES Corp. (The)	12,278,370

	Industrial Conglomerates (4.1%)
800,836	General Electric Co.	24,938,033

	Insurance (3.9%)
348,884	Hartford Financial Services Group, Inc.	13,903,028
82,670	Travelers Cos., Inc. (The)	9,607,907

	Total Insurance	23,510,935

	Machinery (3.4%)
161,467	Pentair PLC (United Kingdom)	10,304,824
419,330	Terex Corp.	10,122,626

	Total Machinery	20,427,450

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Media (4.2%)
381,955	Comcast Corp.	$25,686,474

	Metals & Mining (1.0%)
355,290	Allegheny Technologies, Inc.	6,327,715

	Multiline Retail (2.9%)
1,787,034	J.C. Penney Co., Inc. (1)	17,262,748

	Oil, Gas & Consumable Fuels (4.3%)
182,600	Chevron Corp.	18,712,848
161,400	Newfield Exploration Co. (1)	6,988,620

	Total Oil, Gas & Consumable Fuels	25,701,468

	Pharmaceuticals (6.8%)
53,150	Johnson & Johnson	6,655,975
232,350	Merck & Co., Inc.	13,629,651
88,100	Mylan NV (Netherlands) (1)	4,122,199
447,650	Pfizer, Inc.	16,513,808

	Total Pharmaceuticals	40,921,633

	Real Estate Management & Development (0.6%)
33,900	Jones Lang LaSalle, Inc.	3,711,033

	Semiconductors & Semiconductor Equipment (6.6%)
571,975	Applied Materials, Inc.	15,037,223
824,400	Cypress Semiconductor Corp. (1)	9,596,016
292,939	Intel Corp.	10,211,853
373,100	Micron Technology, Inc. (1)	5,126,394

	Total Semiconductors & Semiconductor Equipment	39,971,486

	Software (3.4%)
363,690	Microsoft Corp.	20,613,949

	Specialty Retail (2.2%)
95,600	Home Depot, Inc. (The)	13,215,744

	Technology Hardware, Storage & Peripherals (1.5%)
190,040	Western Digital Corp.	9,028,800

	Textiles, Apparel & Luxury Goods (1.0%)
145,542	Coach, Inc.	6,274,316

	Total Common Stock (Cost: $415,169,253) (99.5%)	602,028,360

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Money Market Investments (0.3%)	Value
1,599,157	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	$1,599,157

	Total Money Market Investments (Cost: $1,599,157) (0.3%)	1,599,157

	Total Investments (Cost: $416,768,410) (99.8%)	603,627,517
	Excess of Other Assets over Liabilities (0.2%)	1,258,830

	Net Assets (100.0%)	$604,886,347

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Auto Components	1.3
Banks	8.0
Beverages	2.5
Biotechnology	2.0
Capital Markets	2.1
Chemicals	1.5
Commercial Services & Supplies	2.3
Communications Equipment	3.1
Consumer Finance	1.0
Containers & Packaging	3.4
Diversified Financial Services	2.1
Diversified Telecommunication Services	1.6
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	3.4
Food & Staples Retailing	2.3
Food Products	0.9
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	5.1
Household Durables	2.7
Independent Power and Renewable Electricity Producers	2.0
Industrial Conglomerates	4.1
Insurance	3.9
Machinery	3.4
Media	4.2
Metals & Mining	1.0
Multiline Retail	2.9
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	6.8
Real Estate Management & Development	0.6
Semiconductors & Semiconductor Equipment	6.6
Software	3.4
Specialty Retail	2.2
Technology Hardware, Storage & Peripherals	1.5
Textiles, Apparel & Luxury Goods	1.0
Money Market Investments	0.3

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
57,045	Textron, Inc.	$2,224,755

	Auto Components (2.8%)
93,150	Dana Holding Corp.	1,270,566
24,515	Tenneco, Inc. (1)	1,385,588

	Total Auto Components	2,656,154

	Banks (10.7%)
27,566	Comerica, Inc.	1,247,086
182,593	KeyCorp	2,136,338
68,665	Popular, Inc.	2,313,324
73,329	Synovus Financial Corp.	2,232,134
61,200	Umpqua Holdings Corp.	932,076
50,400	Zions Bancorp.	1,405,152

	Total Banks	10,266,110

	Capital Markets (5.0%)
69,600	E*TRADE Financial Corp. (1)	1,745,568
33,100	Evercore Partners, Inc.	1,677,177
46,288	Invesco, Ltd.	1,350,684

	Total Capital Markets	4,773,429

	Chemicals (0.8%)
11,742	Celanese Corp. — Series A	744,678

	Communications Equipment (1.2%)
125,400	Brocade Communications Systems, Inc.	1,166,220

	Construction & Engineering (2.5%)
45,133	Jacobs Engineering Group, Inc. (1)	2,415,518

	Consumer Finance (0.5%)
69,547	SLM Corp. (1)	500,043

	Containers & Packaging (3.2%)
51,332	Sealed Air Corp.	2,421,844
15,200	WestRock Co.	652,232

	Total Containers & Packaging	3,074,076

	Diversified Telecommunication Services (0.7%)
50,977	Windstream Holdings, Inc.	474,596

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (Continued)
6,800	Zayo Group Holdings, Inc. (1)	$192,440

	Total Diversified Telecommunication Services	667,036

	Energy Equipment & Services (3.1%)
47,885	Atwood Oceanics, Inc.	511,412
124,940	Nabors Industries, Ltd.	1,124,460
216,872	Newpark Resources, Inc. (1)	1,370,631

	Total Energy Equipment & Services	3,006,503

	Food & Staples Retailing (1.7%)
31,500	Sysco Corp.	1,631,385

	Food Products (1.0%)
19,600	ConAgra Foods, Inc.	916,496

	Health Care Providers & Services (4.3%)
11,800	Cigna Corp.	1,521,728
30,100	Quest Diagnostics, Inc.	2,599,436

	Total Health Care Providers & Services	4,121,164

	Household Durables (6.5%)
102,655	Beazer Homes USA, Inc. (1)	984,461
113,760	KB Home	1,786,032
38,200	Lennar Corp.	1,787,760
60,800	Toll Brothers, Inc. (1)	1,703,008

	Total Household Durables	6,261,261

	Independent Power and Renewable Electricity Producers (2.3%)
179,300	AES Corp. (The)	2,214,355

	Insurance (3.3%)
22,186	Arch Capital Group, Ltd. (1)	1,611,369
57,205	Assured Guaranty, Ltd.	1,532,522

	Total Insurance	3,143,891

	IT Services (1.1%)
8,688	DST Systems, Inc.	1,071,491

	Machinery (7.1%)
21,809	Dover Corp.	1,557,817
14,200	Joy Global, Inc.	392,346

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Machinery (Continued)
32,800	Kennametal, Inc.	$815,408
126,300	Manitowoc Co., Inc. (The)	703,491
38,255	SPX Corp.	579,181
41,455	SPX FLOW, Inc. (1)	1,130,892
68,798	Terex Corp.	1,660,784

	Total Machinery	6,839,919

	Marine (0.2%)
4,100	Kirby Corp. (1)	223,409

	Metals & Mining (5.8%)
73,971	Allegheny Technologies, Inc.	1,317,424
91,307	Commercial Metals Co.	1,510,218
62,640	Worthington Industries, Inc.	2,775,578

	Total Metals & Mining	5,603,220

	Multi-Utilities (1.1%)
25,400	Avista Corp.	1,104,900

	Multiline Retail (3.3%)
333,100	J.C. Penney Co., Inc. (1)	3,217,746

	Oil, Gas & Consumable Fuels (2.1%)
46,400	Newfield Exploration Co. (1)	2,009,120

	Pharmaceuticals (0.7%)
13,700	Mylan NV (Netherlands) (1)	641,023

	Real Estate Management & Development (1.1%)
9,275	Jones Lang LaSalle, Inc.	1,015,334

	REIT (4.5%)
25,408	Geo Group, Inc. (The)	879,371
37,400	Kimco Realty Corp.	1,200,540
29,065	Liberty Property Trust	1,202,709
12,675	Welltower, Inc.	1,005,508

	Total REIT	4,288,128

	Semiconductors & Semiconductor Equipment (9.3%)
117,000	Cypress Semiconductor Corp. (1)	1,361,880
17,810	Lam Research Corp.	1,598,804

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
60,446	Maxim Integrated Products, Inc.	$2,464,988
58,500	Micron Technology, Inc. (1)	803,790
21,628	NXP Semiconductors NV (Netherlands) (1)	1,818,698
46,548	Teradyne, Inc.	919,323

	Total Semiconductors & Semiconductor Equipment	8,967,483

	Specialty Retail (0.9%)
13,535	Asbury Automotive Group, Inc. (1)	822,928

	Technology Hardware, Storage & Peripherals (2.3%)
46,280	Western Digital Corp.	2,198,763

	Textiles, Apparel & Luxury Goods (2.9%)
63,543	Coach, Inc.	2,739,339

	Thrifts & Mortgage Finance (3.8%)
100,800	EverBank Financial Corp.	1,810,368
114,925	First Niagara Financial Group, Inc.	1,169,936
47,700	New York Community Bancorp, Inc.	689,265

	Total Thrifts & Mortgage Finance	3,669,569

	Total Common Stock (Cost: $78,644,538) (98.1%)	94,195,446

	Money Market Investments (1.4%)
1,306,576	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	1,306,576

	Total Money Market Investments (Cost: $1,306,576) (1.4%)	1,306,576

	Total Investments (Cost: $79,951,114) (99.5%)	95,502,022
	Excess of Other Assets over Liabilities (0.5%)	508,809

	Net Assets (100.0%)	$96,010,831

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Auto Components	2.8
Banks	10.7
Capital Markets	5.0
Chemicals	0.8
Communications Equipment	1.2
Construction & Engineering	2.5
Consumer Finance	0.5
Containers & Packaging	3.2
Diversified Telecommunication Services	0.7
Energy Equipment & Services	3.1
Food & Staples Retailing	1.7
Food Products	1.0
Health Care Providers & Services	4.3
Household Durables	6.5
Independent Power and Renewable Electricity Producers	2.3
Insurance	3.3
IT Services	1.1
Machinery	7.1
Marine	0.2
Metals & Mining	5.8
Multi-Utilities	1.1
Multiline Retail	3.3
Oil, Gas & Consumable Fuels	2.1
Pharmaceuticals	0.7
REIT	4.5
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	9.3
Specialty Retail	0.9
Technology Hardware, Storage & Peripherals	2.3
Textiles, Apparel & Luxury Goods	2.9
Thrifts & Mortgage Finance	3.8
Money Market Investments	1.4

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Beverages (2.7% of Net Assets)
255,800	Monster Beverage Corp. (1)	$41,089,154

	Biotechnology (9.5%)
322,072	Alexion Pharmaceuticals, Inc. (1)	41,418,459
330,913	BioMarin Pharmaceutical, Inc. (1)	32,899,371
635,880	Celgene Corp. (1)	71,339,377

	Total Biotechnology	145,657,207

	Capital Markets (2.1%)
1,122,970	Charles Schwab Corp. (The)	31,914,807

	Food & Staples Retailing (6.7%)
265,544	Costco Wholesale Corp.	44,404,268
627,400	CVS Health Corp.	58,172,528

	Total Food & Staples Retailing	102,576,796

	Health Care Providers & Services (2.2%)
580,863	Acadia Healthcare Co., Inc. (1)	32,818,759

	Health Care Technology (5.6%)
341,998	athenahealth, Inc. (1)	43,703,925
659,267	Cerner Corp. (1)	41,131,668

	Total Health Care Technology	84,835,593

	Hotels, Restaurants & Leisure (5.9%)
72,894	Chipotle Mexican Grill, Inc. (1)	30,906,327
1,011,230	Starbucks Corp.	58,701,902

	Total Hotels, Restaurants & Leisure	89,608,229

	Insurance (3.8%)
459,890	Chubb, Ltd. (Switzerland)	57,605,821

	Internet & Catalog Retail (7.2%)
73,814	Amazon.com, Inc. (1)	56,010,802
40,114	Priceline Group, Inc. (The) (1)	54,186,392

	Total Internet & Catalog Retail	110,197,194

	Internet Software & Services (15.3%)
128,329	Alphabet, Inc. — Class C (1)	98,658,052
130,055	Equinix, Inc.	48,493,608

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
699,602	Facebook, Inc. (1)	$86,708,672

	Total Internet Software & Services	233,860,332

	IT Services (5.5%)
206,000	PayPal Holdings, Inc. (1)	7,661,039
970,504	Visa, Inc.	75,747,837

	Total IT Services	83,408,876

	Life Sciences Tools & Services (2.8%)
260,535	Illumina, Inc. (1)	43,339,997

	Pharmaceuticals (3.6%)
215,778	Allergan PLC (Ireland) (1)	54,581,045

	REIT (5.1%)
673,072	American Tower Corp.	77,921,545

	Software (17.0%)
473,157	Adobe Systems, Inc. (1)	46,303,144
998,030	Mobileye NV (Netherlands) (1)	47,815,617
927,148	Salesforce.com, Inc. (1)	75,840,706
588,605	ServiceNow, Inc. (1)	44,098,287
721,205	Splunk, Inc. (1)	45,104,161

	Total Software	259,161,915

	Textiles, Apparel & Luxury Goods (1.2%)
353,100	Under Armour, Inc. (1)	13,933,326
118,355	Under Armour, Inc. — Class C (1)	4,225,273

	Total Textiles, Apparel & Luxury Goods	18,158,599

	Total Common Stock (Cost: $877,529,630) (96.2%)	1,466,735,869

	Money Market Investments
78,232,325	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	78,232,325

	Total Money Market Investments (Cost: $78,232,325) (5.1%)	78,232,325

	Total Investments (Cost: $955,761,955) (101.3%)	1,544,968,194
	Liabilities in Excess of Other Assets (-1.3%)	(19,406,306)

	Net Assets (100.0%)	$1,525,561,888

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Beverages	2.7%
Biotechnology	9.5
Capital Markets	2.1
Food & Staples Retailing	6.7
Health Care Providers & Services	2.2
Health Care Technology	5.6
Hotels, Restaurants & Leisure	5.9
Insurance	3.8
Internet & Catalog Retail	7.2
Internet Software & Services	15.3
IT Services	5.5
Life Sciences Tools & Services	2.8
Pharmaceuticals	3.6
REIT	5.1
Software	17.0
Textiles, Apparel & Luxury Goods	1.2
Money Market Investments	5.1

Total	101.3%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.7% of Net Assets)
18,600	BE Aerospace, Inc.	$889,731
9,810	HEICO Corp.	681,893

	Total Aerospace & Defense	1,571,624

	Auto Components (2.9%)
16,700	Dorman Products, Inc. (1)	1,063,790
18,500	Gentherm, Inc. (1)	620,860

	Total Auto Components	1,684,650

	Beverages (1.9%)
6,000	Boston Beer Co., Inc. (The) (1)	1,097,280

	Biotechnology (7.3%)
19,800	Alkermes PLC (Ireland) (1)	988,020
9,200	BeiGene, Ltd. (China) (ADR)(1)	241,408
6,900	BioMarin Pharmaceutical, Inc. (1)	685,998
28,690	Cepheid, Inc. (1)	1,013,618
7,000	Incyte Corp. (1)	631,470
5,600	Ophthotech Corp. (1)	359,744
4,025	Ultragenyx Pharmaceutical, Inc. (1)	254,702

	Total Biotechnology	4,174,960

	Capital Markets (2.7%)
29,400	Financial Engines, Inc.	775,866
16,700	Greenhill & Co., Inc.	331,161
45,300	WisdomTree Investments, Inc.	450,282

	Total Capital Markets	1,557,309

	Chemicals (0.5%)
7,500	Ingevity Corp. (1)	287,025

	Commercial Services & Supplies (3.4%)
16,900	Advisory Board Co. (The) (1)	705,744
23,500	Healthcare Services Group, Inc.	912,035
7,600	US Ecology, Inc.	344,280

	Total Commercial Services & Supplies	1,962,059

	Distributors (0.7%)
8,200	Core-Mark Holding Co., Inc.	401,472

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Diversified Consumer Services (1.3%)
4,715	MarketAxess Holdings, Inc.	$762,227

	Electrical Equipment (1.0%)
32,175	Power Solutions International, Inc. (1)	565,958

	Electronic Equipment, Instruments & Components (2.6%)
14,645	Cognex Corp.	661,515
23,389	FARO Technologies, Inc. (1)	815,808

	Total Electronic Equipment, Instruments & Components	1,477,323

	Food & Staples Retailing (4.1%)
8,090	Pricesmart, Inc.	630,049
34,700	United Natural Foods, Inc. (1)	1,734,306

	Total Food & Staples Retailing	2,364,355

	Food Products (2.0%)
22,200	Hain Celestial Group, Inc. (The) (1)	1,171,938

	Health Care Providers & Services (5.6%)
2,000	Chemed Corp.	294,280
18,700	Diplomat Pharmacy, Inc. (1)	671,891
10,700	HealthEquity, Inc. (1)	315,864
20,300	LHC Group, Inc. (1)	918,778
19,000	Surgical Care Affiliates, Inc. (1)	988,190

	Total Health Care Providers & Services	3,189,003

	Health Care Technology (1.2%)
5,200	athenahealth, Inc. (1)	664,508

	Hotels, Restaurants & Leisure (1.9%)
38,500	Eldorado Resorts, Inc. (1)	556,325
33,000	Habit Restaurants, Inc. (The) (1)	535,920

	Total Hotels, Restaurants & Leisure	1,092,245

	Household Products (0.5%)
11,900	Central Garden & Pet Co. (1)	288,694

	Internet & Catalog Retail (1.1%)
14,800	Wayfair, Inc. (1)	643,800

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Internet Software & Services (9.6%)
51,340	Cornerstone OnDemand, Inc. (1)	$2,217,374
24,300	Marketo, Inc. (1)	854,874
8,900	New Relic, Inc. (1)	306,516
9,690	SPS Commerce, Inc. (1)	613,571
31,500	Twitter, Inc. (1)	524,160
30,100	Yelp, Inc. (1)	968,317

	Total Internet Software & Services	5,484,812

	IT Services (1.5%)
12,600	EPAM Systems, Inc. (1)	885,024

	Life Sciences Tools & Services (3.3%)
28,300	INC Research Holdings, Inc. (1)	1,259,633
25,000	Patheon NV (Netherlands) (1)	646,500

	Total Life Sciences Tools & Services	1,906,133

	Machinery (4.5%)
13,900	CLARCOR, Inc.	865,414
4,550	John Bean Technologies Corp.	304,486
11,600	RBC Bearings, Inc. (1)	881,948
8,000	Wabtec Corp.	548,000

	Total Machinery	2,599,848

	Media (1.4%)
39,500	Lions Gate Entertainment Corp.	789,605

	Oil, Gas & Consumable Fuels (0.8%)
11,950	RSP Permian, Inc. (1)	429,603

	Pharmaceuticals (2.5%)
43,000	Depomed, Inc. (1)	815,710
32,100	Horizon Pharma PLC (Ireland) (1)	619,209

	Total Pharmaceuticals	1,434,919

	Professional Services (1.6%)
5,700	Exponent, Inc.	289,617
10,000	WageWorks, Inc. (1)	618,100

	Total Professional Services	907,717

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Real Estate Management & Development (1.4%)
18,475	RE/MAX Holdings, Inc.	$800,337

	Semiconductors & Semiconductor Equipment (1.9%)
24,588	Mellanox Technologies, Ltd. (Israel) (1)	1,086,298

	Software (11.9%)
69,500	FireEye, Inc. (1)	1,210,690
30,000	Imperva, Inc. (1)	1,413,600
11,750	Proofpoint, Inc. (1)	891,472
17,350	Qualys, Inc. (1)	544,617
7,700	ServiceNow, Inc. (1)	576,884
12,050	Splunk, Inc. (1)	753,607
10,600	Tableau Software, Inc. (1)	599,006
7,000	Take-Two Interactive Software, Inc. (1)	281,260
2,670	Ultimate Software Group, Inc. (The) (1)	558,297

	Total Software	6,829,433

	Specialty Retail (5.3%)
14,300	Asbury Automotive Group, Inc. (1)	869,440
17,150	Dick’s Sporting Goods, Inc.	879,623
18,500	Restoration Hardware Holdings, Inc. (1)	569,985
72,600	Sportsman’s Warehouse Holdings, Inc. (1)	739,068

	Total Specialty Retail	3,058,116

	Textiles, Apparel & Luxury Goods (3.8%)
40,400	Kate Spade & Co. (1)	876,276
54,900	Skechers U.S.A., Inc. (1)	1,318,698

	Total Textiles, Apparel & Luxury Goods	2,194,974

	Trading Companies & Distributors (1.5%)
13,900	NOW, Inc. (1)	254,509
7,900	SiteOne Landscape Supply, Inc. (1)	306,836
5,200	WESCO International, Inc. (1)	289,848

	Total Trading Companies & Distributors	851,193

	Total Common Stock (Cost: $42,863,849) (94.4%)	54,214,442

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Money Market Investments	Value
3,287,373	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	$3,287,373

	Total Money Market Investments (Cost: $3,287,373) (5.7%)	3,287,373

	Total Investments (Cost: $46,151,222) (100.1%)	57,501,815
	Liabilities in Excess of Other Assets (-0.1%)	(56,640)

	Net Assets (100.0%)	$57,445,175

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	2.7%
Auto Components	2.9
Beverages	1.9
Biotechnology	7.3
Capital Markets	2.7
Chemicals	0.5
Commercial Services & Supplies	3.4
Distributors	0.7
Diversified Consumer Services	1.3
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	2.6
Food & Staples Retailing	4.1
Food Products	2.0
Health Care Providers & Services	5.6
Health Care Technology	1.2
Hotels, Restaurants & Leisure	1.9
Household Products	0.5
Internet & Catalog Retail	1.1
Internet Software & Services	9.6
IT Services	1.5
Life Sciences Tools & Services	3.3
Machinery	4.5
Media	1.4
Oil, Gas & Consumable Fuels	0.8
Pharmaceuticals	2.5
Professional Services	1.6
Real Estate Management & Development	1.4
Semiconductors & Semiconductor Equipment	1.9
Software	11.9
Specialty Retail	5.3
Textiles, Apparel & Luxury Goods	3.8
Trading Companies & Distributors	1.5
Money Market Investments	5.7

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
12,800	BE Aerospace, Inc.	$612,288
7,050	HEICO Corp.	490,045

	Total Aerospace & Defense	1,102,333

	Auto Components (2.1%)
10,450	Dorman Products, Inc. (1)	665,665

	Banks (1.7%)
5,420	SVB Financial Group (1)	544,276

	Beverages (1.7%)
2,925	Boston Beer Co., Inc. (The) (1)	534,924

	Biotechnology (4.6%)
3,750	BioMarin Pharmaceutical, Inc. (1)	372,825
16,965	Cepheid, Inc. (1)	599,374
5,710	Incyte Corp. (1)	515,099

	Total Biotechnology	1,487,298

	Capital Markets (2.6%)
13,700	Financial Engines, Inc.	361,543
49,050	WisdomTree Investments, Inc.	487,557

	Total Capital Markets	849,100

	Diversified Consumer Services (2.4%)
4,800	MarketAxess Holdings, Inc.	775,968

	Electronic Equipment, Instruments & Components (3.1%)
10,640	Cognex Corp.	480,609
14,720	FARO Technologies, Inc. (1)	513,433

	Total Electronic Equipment, Instruments & Components	994,042

	Energy Equipment & Services (1.5%)
4,125	Core Laboratories NV (Netherlands)	481,841

	Food & Staples Retailing (3.7%)
5,870	Pricesmart, Inc.	457,155
14,455	United Natural Foods, Inc. (1)	722,461

	Total Food & Staples Retailing	1,179,616

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Food Products (4.0%)
12,450	Blue Buffalo Pet Products, Inc. (1)	$319,716
18,650	Hain Celestial Group, Inc. (The) (1)	984,533

	Total Food Products	1,304,249

	Health Care Equipment & Supplies (1.5%)
700	Intuitive Surgical, Inc. (1)	487,032

	Health Care Providers & Services (1.1%)
9,960	Diplomat Pharmacy, Inc. (1)	357,863

	Health Care Technology (1.7%)
4,300	athenahealth, Inc. (1)	549,497

	Hotels, Restaurants & Leisure (3.9%)
8,950	Aramark	320,857
17,750	Habit Restaurants, Inc. (The) (1)	288,260
6,500	Wynn Resorts, Ltd.	636,675

	Total Hotels, Restaurants & Leisure	1,245,792

	Household Durables (1.5%)
5,850	Harman International Industries, Inc.	483,444

	Internet & Catalog Retail (3.0%)
9,500	TripAdvisor, Inc. (1)	664,715
7,135	Wayfair, Inc. (1)	310,373

	Total Internet & Catalog Retail	975,088

	Internet Software & Services (5.0%)
26,450	Cornerstone OnDemand, Inc. (1)	1,142,376
28,435	Twitter, Inc. (1)	473,158

	Total Internet Software & Services	1,615,534

	Life Sciences Tools & Services (4.2%)
2,150	Illumina, Inc. (1)	357,653
15,385	INC Research Holdings, Inc. (1)	684,786
12,750	Patheon NV (Netherlands) (1)	329,715

	Total Life Sciences Tools & Services	1,372,154

	Machinery (6.8%)
9,475	CLARCOR, Inc.	589,913

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Machinery (Continued)
3,610	Graco, Inc.	$267,176
4,450	Middleby Corp. (The) (1)	535,691
2,685	WABCO Holdings, Inc. (1)	269,225
7,685	Wabtec Corp.	526,423

	Total Machinery	2,188,428

	Media (1.4%)
21,850	Lions Gate Entertainment Corp.	436,782

	Pharmaceuticals (1.0%)
17,250	Horizon Pharma PLC (Ireland) (1)	332,753

	Professional Services (1.5%)
8,085	WageWorks, Inc. (1)	499,734

	Semiconductors & Semiconductor Equipment (3.4%)
13,950	Mellanox Technologies, Ltd. (Israel) (1)	616,311
8,650	NVIDIA Corp.	493,915

	Total Semiconductors & Semiconductor Equipment	1,110,226

	Software (16.7%)
4,900	ANSYS, Inc. (1)	437,864
28,550	FireEye, Inc. (1)	497,341
16,200	Imperva, Inc. (1)	763,344
8,600	Proofpoint, Inc. (1)	652,482
7,660	ServiceNow, Inc. (1)	573,887
13,215	Splunk, Inc. (1)	826,466
9,250	Tableau Software, Inc. (1)	522,718
2,850	Tyler Technologies, Inc. (1)	464,607
7,995	Workday, Inc. (1)	666,303

	Total Software	5,405,012

	Specialty Retail (3.8%)
6,450	Asbury Automotive Group, Inc. (1)	392,160
10,025	Dick’s Sporting Goods, Inc.	514,182
10,350	Restoration Hardware Holdings, Inc. (1)	318,884

	Total Specialty Retail	1,225,226

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (5.4%)
22,285	Kate Spade & Co. (1)	$483,362
30,700	Skechers U.S.A., Inc. (1)	737,414
7,060	Under Armour, Inc. (1)	278,587
7,110	Under Armour, Inc. — Class C (1)	253,827

	Total Textiles, Apparel & Luxury Goods	1,753,190

	Total Common Stock (Cost: $23,684,584) (92.7%)	29,957,067

	Money Market Investments
2,403,720	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (2)	2,403,720

	Total Money Market Investments (Cost: $2,403,720) (7.4%)	2,403,720

	Total Investments (Cost: $26,088,304) (100.1%)	32,360,787
	Liabilities in Excess of Other Assets (-0.1%)	(44,468)

	Net Assets (100.0%)	$32,316,319

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Auto Components	2.1
Banks	1.7
Beverages	1.7
Biotechnology	4.6
Capital Markets	2.6
Diversified Consumer Services	2.4
Electronic Equipment, Instruments & Components	3.1
Energy Equipment & Services	1.5
Food & Staples Retailing	3.7
Food Products	4.0
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	1.1
Health Care Technology	1.7
Hotels, Restaurants & Leisure	3.9
Household Durables	1.5
Internet & Catalog Retail	3.0
Internet Software & Services	5.0
Life Sciences Tools & Services	4.2
Machinery	6.8
Media	1.4
Pharmaceuticals	1.0
Professional Services	1.5
Semiconductors & Semiconductor Equipment	3.4
Software	16.7
Specialty Retail	3.8
Textiles, Apparel & Luxury Goods	5.4
Money Market Investments	7.4

Total	100.1%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York Stock Exchange and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities, including short-term securities for which over-the-counter (“OTC”) market quotations are readily available, are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price. OTC options are valued using dealer quotations. Investments in open-end mutual funds are valued based on the net asset value (“NAV”) per share as reported by the fund companies.

The TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) has adopted, after the approval by the Company’s Board of Directors (the “Board”), a fair valuation methodology for foreign equity securities traded on foreign exchanges (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market and other market indicators. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by TCW Investment Management Company (the “Advisor”) in good faith under procedures established by and under the general supervision of the Company’s Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are assumptions made by the reporting entity in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships. Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual funds. Open-end mutual funds are valued based upon the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Participation notes. Participation notes are fair valued based on underlying equity security valuations. Valuation of underlying equity securities is derived from the market exchange or quotations from dealers. Participation notes are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

As of July 31, 2016, the Funds, with the exception of the TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW Global Real Estate Fund, the TCW International Growth Fund, the TCW International Small Cap Fund and the TCW New America Premier Equities Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments.

The following is a summary of the inputs used as of July 31, 2016 in valuing the TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW Global Real Estate Fund, the TCW International Growth Fund, the TCW International Small Cap Fund, and the TCW New America Premier Equities Fund investments:

TCW Developing Markets Equity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$—	$53,372	$—	$53,372
Automobiles	—	71,958	—	71,958
Banks	259,692	570,043	—	829,735
Beverages	40,275	—	—	40,275
Biotechnology	23,876	—	—	23,876
Distributors	—	36,293	—	36,293
Diversified Telecommunication Services	151,532	128,210	—	279,742
Electric Utilities	—	96,905	—	96,905
Electrical Equipment	—	26,938	—	26,938
Electronic Equipment, Instruments & Components	25,128	—	—	25,128
Electronics	—	37,949	—	37,949
Food & Staples Retailing	48,375	16,249	—	64,624
Food Products	66,866	42,447	—	109,313
Health Care Providers & Services	47,314	—	—	47,314
Hotels, Restaurants & Leisure	—	26,353	—	26,353
Household Products	—	62,150	—	62,150
Insurance	—	79,157	—	79,157
Internet Software & Services	173,171	260,802	—	433,973
IT Services	—	63,818	—	63,818
Media	—	30,640	—	30,640
Metals & Mining	95,175	105,576	—	200,751
Multiline Retail	—	71,884	—	71,884
Oil, Gas & Consumable Fuels	240,752	148,393	—	389,145
Pharmaceuticals	49,249	68,065	—	117,314
Real Estate Management & Development	—	40,922	—	40,922
Road & Rail	—	31,143	—	31,143
Semiconductors & Semiconductor Equipment	265,141	100,845	—	365,986
Specialty Retail	50,365	107,115	—	157,480
Technology Hardware, Storage & Peripherals	—	178,877	—	178,877
Telephone Communications, exc. Radio	51,209	—	—	51,209
Tobacco	—	106,600	—	106,600
Transportation Infrastructure	54,076	—	—	54,076

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Water Utilities	$—	$25,121	$—	$25,121
Wireless Telecommunication Services	108,817	51,462	—	160,279

Total Common Stock	1,751,013	2,639,287	—	4,390,300

Preferred Stock
Banks	55,385	—	—	55,385
Food & Staples Retailing	24,112	—	—	24,112

Total Preferred Stock	79,497	—	—	79,497

Participation Notes
Insurance	—	31,723	—	31,723

Total Participation Notes	—	31,723	—	31,723

Money Market Investments	242,653	—	—	242,653

Total Investments	$2,073,163	$2,671,010	$—	$4,744,173

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	$—	$148,290	$—	$148,290
Banks	—	1,592,000	—	1,592,000
Diversified Financial Services	—	196,220	—	196,220
Electric	—	635,830	—	635,830
Foreign Government Bonds	—	14,198,829	—	14,198,829
Iron & Steel	—	150,623	—	150,623
Media	—	214,150	—	214,150
Mining	—	292,295	—	292,295
Oil & Gas	—	2,913,118	—	2,913,118
Pipelines	—	219,460	—	219,460
Telecommunications	—	471,500	—	471,500

Total Fixed Income Securities	—	21,032,315	—	21,032,315

Preferred Stock
Banks	244,530	—	—	244,530
Food	91,927	—	—	91,927

Total Preferred Stock	336,457	—	—	336,457

Common Stocks
Agriculture	162,208	473,185	—	635,393
Auto Manufacturers	—	265,787	—	265,787
Auto Parts & Equipment	—	215,660	—	215,660
Banks	968,970	2,907,495	—	3,876,465
Beverages	136,487	—	—	136,487
Cosmetics/Personal Care	—	493,901	—	493,901
Diversified Financial Services	—	451,086	—	451,086
Electric	—	384,884	—	384,884
Electronics	—	438,883	—	438,883
Engineering & Construction	—	90,076	—	90,076
Food	103,467	204,161	—	307,628
Healthcare-Services	183,389	—	—	183,389
Insurance	—	405,998	—	405,998
Internet	689,613	1,187,933	—	1,877,546
Media	—	141,417	—	141,417
Mining	499,006	324,307	—	823,313
Oil & Gas	805,622	543,030	—	1,348,652
Pharmaceuticals	191,703	224,320	—	416,023
Real Estate	—	188,671	—	188,671
Retail	86,121	856,205	—	942,326

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Semiconductors	$196,806	$1,703,891	$—	$1,900,697
Telecommunications	1,310,828	491,746	—	1,802,574
Textiles	208,328	—	—	208,328
Transportation	—	174,119	—	174,119
Water	—	148,573	—	148,573

Total Common Stocks	5,542,548	12,315,328	—	17,857,876

Currency Options	—	11,288		11,288
Short-Term Investments	—	220,195	—	220,195

Money Market Investments	707,338	—	—	707,338
Total Investments	6,586,343	33,579,126	—	40,165,469

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	11,196	—	11,196

Total	$6,586,343	$33,590,322	$—	$40,176,665

Liability Derivatives
Written Options
Foreign Currency Risk	$—	$(3,996)	$—	$(3,996)
Forward Currency Contracts
Foreign Currency Risk	—	(27,444)	—	(27,444)

Total	$—	$(31,440)	$—	$(31,440)

TCW Global Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Household Durables	$91,330	$—	$—	$91,330
Internet Software & Services	89,489	—	—	89,489
REIT	2,624,213	818,946	—	3,443,159
Real Estate Management & Development	—	376,268	—	376,268

Total Common Stock	2,805,032	1,195,214	—	4,000,246

Preferred Stock
REIT	42,297	—	—	42,297

Total Preferred Stock	42,297	—	—	42,297

Money Market Investments	291,747	—	—	291,747

Total Investments	$3,139,076	$1,195,214	$—	$4,334,290

Liability Derivatives
Written Options
Equity Risk	$(3,192)	$—	$—	$(3,192)

Total	$(3,192)	$—	$—	$(3,192)

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$—	$27,848	$—	$27,848
Automobiles	—	63,191	—	63,191
Banks	102,335	167,352	—	269,687
Beverages	35,211	—	—	35,211
Biotechnology	13,132	26,645	—	39,777
Building Products	31,055	—	—	31,055
Capital Markets	—	22,088	—	22,088
Chemicals	—	76,007	—	76,007
Commercial Services & Supplies	—	26,860	—	26,860
Communications Equipment	16,615	11,332	—	27,947
Construction Materials	13,842	16,261	—	30,103
Consumer Finance	—	11,178	—	11,178
Containers & Packaging	12,640	17,618	—	30,258
Diversified Financial Services	—	27,915	—	27,915
Diversified Telecommunication Services	32,254	181,290	—	213,544
Electric Utilities	17,036	41,062	—	58,098
Electrical Equipment	—	25,675	—	25,675
Energy Equipment & Services	11,681	11,673	—	23,354
Food & Staples Retailing	27,995	64,009	—	92,004
Food Products	16,447	16,169	—	32,616
Gas Utilities	—	18,180	—	18,180
Health Care Equipment & Supplies	—	37,565	—	37,565
Health Care Providers & Services	31,836	51,721	—	83,557
Health Care Technology	18,012	29,310	—	47,322
Hotels, Restaurants & Leisure	11,680	—	—	11,680
Household Durables	—	82,422	—	82,422
Household Products	—	39,469	—	39,469
Insurance	13,420	47,109	—	60,529
Internet Software & Services	29,233	86,998	—	116,231
IT Services	27,991	92,694	—	120,685
Leisure Products	—	12,353	—	12,353
Life Sciences Tools & Services	—	82,129	—	82,129
Marine	—	13,589	—	13,589
Media	—	65,193	—	65,193
Metals & Mining	88,194	37,160	—	125,354
Miscellaneous	—	35,141	—	35,141
Multi-Utilities	—	17,734	—	17,734
Multiline Retail	15,917	18,161	—	34,078
Oil, Gas & Consumable Fuels	85,528	169,452	—	254,980
Paper & Forest Products	—	29,686	—	29,686
Personal Products	—	18,069	—	18,069
Pharmaceuticals	74,078	83,680	—	157,758
Professional Services	—	16,680	—	16,680
REIT	—	29,948	—	29,948
Real Estate Management & Development	—	42,868	—	42,868
Road & Rail	—	30,589	—	30,589
Semiconductors & Semiconductor Equipment	29,157	27,222	—	56,379
Specialty Retail	—	37,902	—	37,902
Tobacco	—	49,382	—	49,382
Trading Companies & Distributors	—	37,466	—	37,466
Transportation Infrastructure	—	31,307	—	31,307
Transportation	21,398	—	—	21,398
Water Utilities	—	19,179	—	19,179
Wireless Telecommunication Services	17,555	—	—	17,555

Total Common Stock	794,242	2,224,531	—	3,018,773

Exchange-Traded Funds	102,531	—	—	102,531

Preferred Stock
Banks	12,540	—	—	12,540

Total Preferred Stock	12,540	—	—	12,540

Money Market Investments	136,163	—	—	136,163

Total Investments	1,045,476	2,224,531	—	3,270,007

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	68,823	—	68,823
Total	$1,045,476	$2,293,354	$—	$3,338,830

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(76,120)	$—	$(76,120)

Total	$—	$(76,120)	$—	$(76,120)

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$59,708	$50,915	$—	$110,623
Auto Components	—	129,915	—	129,915
Banks	47,191	—	—	47,191
Beverages	—	91,671	—	91,671
Biotechnology	47,752	61,427	—	109,179
Building Products	—	268,583	—	268,583
Capital Markets	—	43,481	—	43,481
Chemicals	—	183,499	—	183,499
Commercial Services & Supplies	—	162,213	—	162,213
Construction Materials	—	94,431	—	94,431
Consumer Finance	—	45,717	—	45,717
Containers & Packaging	—	49,851	—	49,851
Diversified Financial Services	—	230,537	—	230,537
Diversified Telecommunication Services	—	90,398	—	90,398
Electric Utilities	88,406	—	—	88,406
Electronic Equipment, Instruments & Components	—	39,914	—	39,914
Electronics	—	86,223	—	86,223
Energy Equipment & Services	39,296	44,586	—	83,882
Food & Staples Retailing	—	179,976	—	179,976
Food Products	—	254,885	—	254,885
Health Care Equipment & Supplies	—	256,352	—	256,352
Health Care Providers & Services	87,293	157,131	—	244,424
Health Care Technology	—	71,336	—	71,336
Hotels, Restaurants & Leisure	133,022	38,603	—	171,625
Household Durables	—	131,332	—	131,332
Household Products	—	75,491	—	75,491
Independent Power and Renewable Electricity Producers	—	52,358	—	52,358
Industrial Conglomerates	—	51,677	—	51,677
Insurance	—	133,522	—	133,522
Internet Software & Services	—	115,646	—	115,646
IT Services	—	202,974	—	202,974
Leisure Products	—	42,595	—	42,595
Life Sciences Tools & Services	—	278,740	—	278,740
Machinery	—	257,402	—	257,402
Media	—	44,184	—	44,184
Metals & Mining	337,537	197,970	—	535,507
Multi-Utilities	—	150,968	—	150,968
Oil, Gas & Consumable Fuels	226,659	236,029	—	462,688
Paper & Forest Products	—	71,306	—	71,306
Personal Products	—	115,647	—	115,647
Pharmaceuticals	43,898	88,624	—	132,522
Professional Services	—	318,194	—	318,194
REIT	43,909	223,768	—	267,677
Real Estate Management & Development	—	280,679	—	280,679
Real Estate	—	235,821	—	235,821
Road & Rail	63,266	150,044	—	213,310
Semiconductors & Semiconductor Equipment	—	53,447	—	53,447
Software	54,847	135,436	—	190,283
Specialty Retail	125,240	375,472	—	500,712

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Transportation Infrastructure	$—	$153,969	$—	$153,969

Total Common Stock	1,398,024	6,804,939	—	8,202,963

Exchange-Traded Funds
Exchange-Traded Fund (ETF)	85,940	—	—	85,940

Total Exchange-Traded Funds	85,940	—	—	85,940

Preferred Stock
Health Care Equipment & Supplies	—	83,174	—	83,174
Machinery	—	42,285	—	42,285

Total Preferred Stock	—	125,459	—	125,459

Short-Term Investments	501,335	—	—	501,335

Total Investments	1,985,299	6,930,398	—	8,915,697

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	283,718	—	283,718

Total	$1,985,299	$7,214,116	$—	$9,199,415

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(231,657)	$—	$(231,657)

Total	$—	$(231,657)	$—	$(231,657)

TCW New America Premier Equities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$193,389	$88,253	$—	$281,642
Banks	92,150	—	—	92,150
Beverages	399,461	—	—	399,461
Chemicals	451,885	—	—	451,885
Communications Equipment	42,183	—	—	42,183
Containers & Packaging	173,717	—	—	173,717
Diversified Financial Services	67,374	—	—	67,374
Electrical Equipment	82,302	—	—	82,302
Electronic Equipment, Instruments & Components	155,828	—	—	155,828
Food & Staples Retailing	66,388	—	—	66,388
Food Products	149,789	—	—	149,789
Health Care Equipment & Supplies	39,857	—	—	39,857
Health Care Providers & Services	35,296	—	—	35,296
Household Products	69,499	—	—	69,499
Industrial Conglomerates	421,288	—	—	421,288
Internet Software & Services	130,731	—	—	130,731
Machinery	95,436	—	—	95,436
Media	181,625	—	—	181,625
Pharmaceuticals	222,826	—	—	222,826
Software	532,134	—	—	532,134
Specialty Retail	69,380	—	—	69,380

Total Common Stock	3,672,538	88,253	—	3,760,791

Money Market Investments	221,648	—	—	221,648

Total Investments	$3,894,186	$88,253	$—	$3,982,439

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$172,025	$80,794
TCW Emerging Markets Multi-Asset Opportunities Fund	955,410	415,789
TCW International Growth Fund	25,480	—
TCW International Small Cap Fund	148,474	69,819

*	The Funds recognize transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2016 were due to changes in valuation to/from the exchange closing price from/to the fair value price as described under the “Fair Value Measurements — Equity Securities.”

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Multi- Asset Opportunities Fund	TCW International Growth Fund	TCW International Small Cap Fund
Balance as of October 31, 2015	$40,527	$2,374	$20,088
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	(118,637)	—	—
Change in Unrealized Appreciation	136,135	(2,374)	(20,088)
Purchases	—	—	—
Sales	(58,025)	—	—
Transfers in to Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of July 31, 2016	$—	$—	$—

Change in Unrealized Appreciation from Investments Still Held at July 31, 2016	$—	$(2,374)	$(20,088)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2016 are as follows:

	Fair Value at 7/31/2016	Valuation Techniques*	Unobservable Input	Input
TCW International Growth Fund
Common Stock	$—	Internal Model	Discount Applied	100%
TCW International Small Cap Fund
Common Stock	—	Internal Model	Discount Applied	100%

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2016, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW Global Real Estate Fund, the TCW High Dividend Equities Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands):

	Foreign Currency Risk	Equity Risk	Total
TCW Emerging Markets Multi-Asset Opportunities Fund
Asset Derivatives
Investments(1)	$11	$—	$11
Forward Contracts	11	—	11

Total Value	$22	$—	$22

Liability Derivatives
Forward Contracts	$(27)	$—	$(27)
Written Options	(4)	—	(4)

Total Value	$(31)	$—	$(31)

Notional Amounts or Number of Contracts(2)
Forward Currency Contracts	$1,996,597	$—	$1,996,597
Options Purchased	$330,000	—	$330,000
Options Written	$228,333	—	$228,333

	Foreign Currency Risk	Equity Risk	Total
TCW Global Real Estate Fund
Liability Derivatives
Written Options	$—	$(3)	$(3)

Total Value	$—	$(3)	$(3)

Number of Contracts(2)
Options Written	—	32	32
TCW High Dividend Equities Fund
Asset Derivatives
Investments(1)	$—	$179	$179

Total Value	$—	$179	$179

Number of Contracts(2)
Options Purchased	—	652	652
TCW International Growth Fund
Asset Derivatives
Forward Contracts	$69	$—	$69

Total Value	$69	$—	$69

Liability Derivatives
Forward Contracts	$(76)	$—	$(76)

Total Value	$(76)	$—	$(76)

Notional Amounts(2)
Forward Currency Contracts	$962,406	$—	$962,406

	Foreign Currency Risk	Equity Risk	Total
TCW International Small Cap Fund
Asset Derivatives
Forward Contracts	$284	$—	$284

Total Value	$284	$—	$284

Liability Derivatives
Forward Contracts	$(232)	$—	$(232)

Total Value	$(232)	$—	$(232)

Notional Amounts (2)
Forward Currency Contracts	$4,037,224	$—	$4,037,224

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period, ended July 31, 2016.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund had forward foreign currency contracts outstanding as of July 31, 2016.

Options: The Funds, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on a security to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Transactions in written option contracts for the period ended July 31, 2016, were as follows:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Call	Call
	Contracts	Premiums
Options outstanding at October 31, 2015	—	$—
Options written	530,000	7,449
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(90,000)	(243)

Options outstanding at July 31, 2016	440,000	$7,206

TCW Global Real Estate Fund

	Call	Call
	Contracts	Premiums
Options outstanding at October 31, 2015	40	$4,164
Options written	118	11,142
Options exercised	(11)	(3,159)
Options expired	(126)	(10,649)

Options outstanding at July 31, 2016	21	$1,498

TCW High Dividend Equities Fund

	Call	Call
	Contracts	Premiums
Options outstanding at October 31, 2015	26	$5,353
Options written	433	38,904
Options terminated in closing purchase transactions	(158)	(18,224)
Options exercised	(159)	(19,214)
Options expired	(142)	(6,819)

Options outstanding at July 31, 2016	—	$—

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The TCW Developing Markets Equity Fund held participation notes as of July 31, 2016 which are listed on the Fund’s Schedule of Investments.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2016.

Note 2 – Federal Income Taxes

At July 31, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$1,281	$(140)	$1,141	$9,350
TCW Conservative Allocation Fund	2,793	(81)	2,712	29,025
TCW Developing Markets Equity Fund	519	(131)	388	4,356
TCW Emerging Markets Multi-Asset Opportunities Fund	3,630	(451)	3,179	36,986
TCW Global Real Estate Fund	512	(53)	459	3,875
TCW Growth Equities Fund	2,456	(468)	1,988	7,956
TCW High Dividend Equities Fund	677	(96)	581	11,129
TCW International Growth Fund	302	(136)	166	3,104
TCW International Small Cap Fund	1,462	(424)	1,038	7,878
TCW New America Premier Equities Fund	314	(9)	305	3,677
TCW Relative Value Dividend Appreciation Fund	256,174	(25,530)	230,644	850,676
TCW Relative Value Large Cap Fund	196,080	(11,079)	185,001	418,626
TCW Relative Value Mid Cap Fund	21,039	(6,626)	14,413	81,089
TCW Select Equities Fund	618,807	(31,126)	587,681	957,287
TCW Small Cap Growth Fund	12,015	(1,539)	10,476	47,026
TCW SMID Cap Growth Fund	7,361	(1,340)	6,021	26,341

Note 3 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2016 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
Metropolitan West Low Duration Fund — I Class	—	359,791	—	359,791	$3,152
Metropolitan West Total Return Bond Fund — I Class	688,594	31,079	(322,829)	396,844	4,385
TCW/Gargoyle Hedged Value Fund — I Class	—	210,684	(11,388)	199,296	1,698
TCW Global Bond Fund — I Class	—	79,101	(2,438)	76,663	779
TCW Global Real Estate Fund — I Class	134,167	5,871	(18,219)	121,819	1,273
TCW Growth Equities Fund — I Class	66,589	19,169	(85,758)	—	—
TCW High Dividend Equities Fund — I Class	166,698	216,535	(26,796)	356,437	3,290
TCW International Growth Fund — I Class	—	81,401	(2,511)	78,890	769
TCW Relative Value Large Cap Fund — I Class	185,015	13,210	(71,792)	126,433	2,725
TCW Relative Value Mid Cap Fund — I Class	24,980	3,893	(28,873)	—	—
TCW Select Equities Fund — I Class	244,346	22,513	(168,796)	98,063	2,672
TCW Total Return Bond Fund — I Class	1,079,823	189,214	(260,217)	1,008,820	10,552

Total					$31,295

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2016.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (21.8% of Net Assets)
	Airlines (0.5%)
$2,066,132	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22 (EETC)	$2,249,604
43,980	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	48,035
1,004,070	Continental Airlines, Inc. Pass-Through Certificates, (07-1-A), 5.983%, due 10/19/23 (EETC)	1,145,895
692,376	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	791,472
705,589	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	750,147
498,452	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	574,765
507,904	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	579,645
2,038,584	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,377,499
796,263	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	870,913

	Total Airlines	9,387,975

	Auto Manufacturers (0.4%)
3,000,000	Ford Motor Credit Co. LLC, 1.605%, due 01/09/18(1)	3,001,644
450,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	461,536
1,680,000	General Motors Co., 6.6%, due 04/01/36	2,081,688
2,500,000	General Motors Financial Co., Inc., 3.1%, due 01/15/19	2,559,000

	Total Auto Manufacturers	8,103,868

	Banks (5.9%)
1,500,000	Bank of America Corp., 1.516%, due 04/01/19(1)	1,505,206
3,000,000	Bank of America Corp., 3.3%, due 01/11/23	3,131,058
2,675,000	Bank of America Corp., 4.125%, due 01/22/24	2,908,533
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,175,888
5,395,000	Bank of America Corp., 5.7%, due 01/24/22	6,325,141
4,000,000	Bank of America Corp., 6.875%, due 04/25/18	4,362,494
1,000,000	Bank of America N.A., 0.953%, due 06/15/17(1)	997,148
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,282,037
5,300,000	Bank of America N.A., 6.1%, due 06/15/17	5,521,631
250,000	Barclays PLC (United Kingdom), 3.65%, due 03/16/25	247,563
5,450,000	Capital One N.A., 2.35%, due 08/17/18	5,539,595
1,000,000	Chase Capital VI, 1.261%, due 08/01/28(1)	846,250
5,000,000	Citigroup, Inc., 1.8%, due 02/05/18	5,023,795
2,666,000	Discover Bank/Greenwood DE, 3.1%, due 06/04/20	2,757,404
1,500,000	Discover Bank/Greenwood DE, 4.2%, due 08/08/23	1,612,974

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	$1,698,176
475,000	First Chicago NBD Institutional Capital I, 1.19%, due 02/01/27(1)	402,890
5,000,000	Goldman Sachs Group, Inc. (The), 2.625%, due 04/25/21	5,092,304
2,435,000	Goldman Sachs Group, Inc. (The), 3.85%, due 07/08/24	2,620,485
1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,139,491
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,128,844
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	57,218
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,667,416
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18(2)	4,301,742
4,100,000	JPMorgan Chase & Co., 2.55%, due 10/29/20	4,214,175
3,600,000	JPMorgan Chase & Co., 2.7%, due 05/18/23	3,655,949
2,475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	2,690,308
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,078,620
730,000	JPMorgan Chase Capital XIII, 1.581%, due 09/30/34(1)	594,950
5,750,000	JPMorgan Chase Capital XXI, 1.586%, due 01/15/87(1)	4,564,062
2,000,000	JPMorgan Chase Capital XXIII, 1.626%, due 05/15/77(1)	1,550,000
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20(2)	954,943
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21(2)	3,173,896
1,290,000	Morgan Stanley, 1.129%, due 10/18/16(1)	1,290,527
3,495,000	Morgan Stanley, 2.5%, due 04/21/21	3,539,365
1,500,000	Morgan Stanley, 4.75%, due 03/22/17	1,534,378
575,000	Morgan Stanley, 5.45%, due 01/09/17	586,139
600,000	Morgan Stanley, 5.5%, due 07/24/20	678,401
1,750,000	Morgan Stanley, 5.625%, due 09/23/19	1,952,716
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,056,696
2,375,000	Morgan Stanley, 7.3%, due 05/13/19	2,726,414
3,305,000	UBS AG (Switzerland), 1.8%, due 03/26/18	3,327,894
2,355,000	Wells Fargo & Co., 2.6%, due 07/22/20	2,433,566
9,555,000	Wells Fargo & Co., 3%, due 04/22/26	9,820,510

	Total Banks	116,768,792

	Beverages (0.5%)
5,698,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	6,102,695
3,930,000	Molson Coors Brewing Co., 3%, due 07/15/26	4,021,954

	Total Beverages	10,124,649

	Biotechnology (0.7%)
620,000	Amgen, Inc., 4.4%, due 05/01/45	678,531
1,402,000	Amgen, Inc., (144A), 4.663%, due 06/15/51(2)	1,512,287

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Biotechnology (Continued)
$2,450,000	Biogen, Inc., 5.2%, due 09/15/45	$2,935,303
4,400,000	Celgene Corp., 3.875%, due 08/15/25	4,782,505
3,000,000	Gilead Sciences, Inc., 3.25%, due 09/01/22	3,229,721

	Total Biotechnology	13,138,347

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	105,963

	Computers (0.3%)
4,045,000	Apple, Inc., 4.65%, due 02/23/46	4,626,469
1,095,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., (144A), 6.02%, due 06/15/26(2)	1,175,246

	Total Computers	5,801,715

	Diversified Financial Services (0.8%)
747,000	GE Capital International Funding Co., 3.373%, due 11/15/25	819,944
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16(2)	1,005,000
4,000,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18(2)	4,425,000
2,875,000	Protective Life Global Funding, (144A), 1.208%, due 06/08/18(1)(2)	2,878,282
4,000,000	Protective Life Global Funding, (144A), 1.722%, due 04/15/19(2)	4,025,224
2,270,000	Visa, Inc., 3.15%, due 12/14/25	2,438,974

	Total Diversified Financial Services	15,592,424

	Electric (2.4%)
1,500,000	Appalachian Power Co., 4.45%, due 06/01/45	1,671,484
1,800,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	2,379,154
3,910,000	Commonwealth Edison Co., 3.65%, due 06/15/46	4,122,767
4,000,000	Dominion Resources, Inc., 4.104%, due 04/01/21	4,280,824
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,281,070
3,684,000	Emera US Finance LP, (144A), 2.15%, due 06/15/19(2)	3,733,608
2,000,000	Entergy Corp., 4.7%, due 01/15/17	2,025,254
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,132,344
2,000,000	Exelon Corp., 3.95%, due 06/15/25	2,180,552
1,585,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25(2)	1,710,329
1,000,000	Indiana Michigan Power Co., 4.55%, due 03/15/46	1,161,241
4,000,000	ITC Holdings Corp., 3.25%, due 06/30/26	4,090,924
1,100,000	KCP&L Greater Missouri Operations Co., 8.27%, due 11/15/21	1,348,124
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23(2)	3,426,840
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22(2)	1,035,452
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	448,516
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	194,542

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	$2,829,037
1,980,000	Puget Energy, Inc., 6%, due 09/01/21	2,307,464
1,000,000	Southwestern Electric Power Co., 6.45%, due 01/15/19	1,112,409
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,110,559

	Total Electric	46,582,494

	Energy-Alternate Sources (0.1%)
1,138,487	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35(2)(3)	1,197,970

	Environmental Control (0.1%)
2,075,000	Republic Services, Inc., 2.9%, due 07/01/26	2,134,096

	Food (0.2%)
2,467,000	Kraft Heinz Foods Co., (144A), 1.6%, due 06/30/17(2)	2,478,154
1,700,000	Kraft Heinz Foods Co., (144A), 4.375%, due 06/01/46(2)	1,858,382
143,000	Kraft Heinz Foods Co., 5.375%, due 02/10/20	160,835

	Total Food	4,497,371

	Gas (0.3%)
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,152,388
3,265,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41(2)	4,286,765

	Total Gas	6,439,153

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	265,023

	Healthcare-Services (1.7%)
4,300,000	Aetna, Inc., 1.7%, due 06/07/18	4,329,988
175,000	Anthem, Inc., 5.875%, due 06/15/17	181,920
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	3,181,191
4,105,000	New York and Presbyterian Hospital (The), 3.563%, due 08/01/36	4,372,904
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	3,338,117
1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	1,831,819
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	3,300,746
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	80,304
3,860,000	Providence Health & Services Obligated Group, 1.596%, due 10/01/17(1)	3,871,130
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,536,750
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,270,000
2,460,000	UnitedHealth Group, Inc., 4.625%, due 07/15/35	2,934,148

	Total Healthcare-Services	33,229,017

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Insurance (1.2%)
$2,500,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	$2,934,450
2,500,000	Berkshire Hathaway, Inc., 3.125%, due 03/15/26	2,662,937
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48(2)	2,019,857
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53(1)(2)	2,458,757
3,500,000	Jackson National Life Global Funding, (144A), 3.05%, due 04/29/26(2)	3,583,601
800,000	MetLife, Inc., 4.368%, due 09/15/23	891,721
300,000	MetLife, Inc., 5.7%, due 06/15/35	371,223
3,460,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22(2)	3,760,771
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18(2)	4,025,996
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,100,882

	Total Insurance	23,810,195

	Media (0.2%)
4,130,000	Charter Communications Operating LLC / Charter Communications Operating Capital, (144A), 4.908%, due 07/23/25(2)	4,556,423
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	227,805

	Total Media	4,784,228

	Mining (0.0%)
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	351,795

	Miscellaneous Manufacturers (0.2%)
565,000	General Electric Capital Corp., 1.013%, due 05/05/26(1)	533,308
3,315,000	General Electric Capital Corp., 1.106%, due 08/15/36(1)	2,822,616
287,000	General Electric Capital Corp., 3.15%, due 09/07/22	309,189

	Total Miscellaneous Manufacturers	3,665,113

	Oil & Gas (0.1%)
1,000,000	Noble Energy, Inc., 5.05%, due 11/15/44	996,119
1,250,000	Shell International Finance BV (Netherlands), 4.375%, due 05/11/45	1,345,488

	Total Oil & Gas	2,341,607

	Packaging & Containers (0.1%)
1,500,000	Amcor Finance USA, Inc., (144A), 3.625%, due 04/28/26(2)	1,558,885

	Pharmaceuticals (1.1%)
1,712,000	AbbVie, Inc., 1.75%, due 11/06/17	1,721,511
1,700,000	AbbVie, Inc., 3.2%, due 05/14/26	1,752,274
2,000,000	AbbVie, Inc., 4.7%, due 05/14/45	2,212,687
1,865,000	Actavis Funding SCS (Luxembourg), 3.45%, due 03/15/22	1,963,890

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (Continued)
$1,000,000	Actavis Funding SCS (Luxembourg), 4.55%, due 03/15/35	$1,079,960
4,600,000	Actavis Funding SCS (Luxembourg), 4.75%, due 03/15/45	5,116,810
2,000,000	Baxalta, Inc., 2.875%, due 06/23/20	2,028,690
3,000,000	Express Scripts Holding Co., 3.4%, due 03/01/27	3,074,451
1,500,000	Novartis Capital Corp. (Switzerland), 4%, due 11/20/45	1,755,664

	Total Pharmaceuticals	20,705,937

	Pipelines (1.2%)
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,077,399
2,000,000	Enbridge Energy Partners LP, 5.875%, due 10/15/25	2,207,819
3,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	3,634,666
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22(2)	2,063,066
250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19(2)	280,752
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	723,779
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	921,003
2,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22(2)	2,392,764
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,038,657
1,256,000	Spectra Energy Partners LP, 4.5%, due 03/15/45	1,264,748
2,000,000	TC PipeLines LP, 4.375%, due 03/13/25	2,016,692
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,529,337
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	478,486
1,350,000	Williams Partners LP, 3.6%, due 03/15/22	1,315,794

	Total Pipelines	23,944,962

	Real Estate (0.0%)
850,000	Post Apartment Homes LP, 4.75%, due 10/15/17	875,638

	REIT (2.0%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,436,767
3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	3,114,681
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,086,698
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,487,445
2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,330,142
1,500,000	HCP, Inc., 5.625%, due 05/01/17	1,546,665
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,280,399
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,587,414
2,900,000	Realty Income Corp., 5.375%, due 09/15/17	3,024,152
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,568,483
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,166,147
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,541,359

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$7,340,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17(2)	$7,347,421
605,000	Welltower, Inc., 3.75%, due 03/15/23	633,794
545,000	Welltower, Inc., 4.95%, due 01/15/21	602,387
3,400,000	Welltower, Inc., 6.125%, due 04/15/20	3,879,274

	Total REIT	38,633,228

	Retail (0.4%)
1,960,000	CVS Health Corp., 5.125%, due 07/20/45	2,484,862
2,100,000	Wal-Mart Stores, Inc., 4.75%, due 10/02/43	2,668,966
3,500,000	Walgreens Boots Alliance, Inc., 3.1%, due 06/01/23	3,620,732

	Total Retail	8,774,560

	Software (0.3%)
2,000,000	Microsoft Corp., 3.75%, due 02/12/45	2,075,512
3,930,000	Oracle Corp., 2.4%, due 09/15/23	3,969,210

	Total Software	6,044,722

	Telecommunications (1.0%)
2,400,000	AT&T, Inc., 4.125%, due 02/17/26	2,618,522
1,500,000	AT&T, Inc., 4.75%, due 05/15/46	1,594,851
1,500,000	AT&T, Inc., 5.35%, due 09/01/40	1,708,998
739,000	AT&T, Inc., 6.5%, due 09/01/37	939,214
1,500,000	Qwest Corp., 7.25%, due 09/15/25	1,638,132
2,000,000	Verizon Communications, Inc., 2.406%, due 09/14/18(1)	2,058,348
1,439,000	Verizon Communications, Inc., 4.272%, due 01/15/36	1,513,699
600,000	Verizon Communications, Inc., 4.522%, due 09/15/48	643,098
2,000,000	Verizon Communications, Inc., 4.862%, due 08/21/46	2,255,549
3,250,000	Verizon Communications, Inc., 5.15%, due 09/15/23	3,828,347
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	162,058

	Total Telecommunications	18,960,816

	Transportation (0.1%)
1,210,000	Burlington Northern Santa Fe LLC, 4.15%, due 04/01/45	1,383,976

	Total Corporate Bonds (Cost: $408,656,557)	429,204,519

	Municipal Bonds (0.6%)
1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,799,235
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,669,713
790,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	847,654

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$3,000,000	New York City Transitional Finance Authority, Future Tax Secured Revenue Bond, 5.572%, due 11/01/38	$4,063,440
2,000,000	New York City Water & Sewer System, Revenue Bond, 5.882%, due 06/15/44	2,978,440
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	850,669

	Total Municipal Bonds (Cost: $10,949,408)	12,209,151

	Foreign Government Bonds (Cost: $198,292) (0.0%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	202,708

	Asset-Backed Securities (7.2%)
1,843,454	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	1,953,346
2,187,383	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	2,198,919
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.588%, due 12/27/44 (1)(2)	2,691,005
2,925,000	BA Credit Card Trust (14-A3-A), 0.771%, due 01/15/20 (1)	2,928,474
1,000,000	Babson CLO, Ltd. (14-IIA-A), (144A), 2.069%, due 10/17/26 (1)(2)	995,470
1,000,000	Babson CLO, Ltd. (15-IA-A), (144A), 2.126%, due 04/20/27 (1)(2)	998,779
1,600,000	Ballyrock CLO, Ltd. (14-1A-A1), (144A), 2.176%, due 10/20/26 (1)(2)	1,600,079
1,761,890	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.718%, due 12/25/36 (1)(2)	1,461,962
1,396,348	Brazos Education Loan Authority, Inc. (12-1-A1), 1.188%, due 12/26/35 (1)	1,369,810
646,320	Brazos Higher Education Authority, Inc. (06-2-A9), 0.65%, due 12/26/24 (1)	622,468
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.862%, due 02/25/35 (1)	648,676
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.679%, due 11/25/33 (1)	1,661,996
4,160,000	Chase Issuance Trust (15-A6-A6), 0.731%, due 05/15/19 (1)	4,163,042
4,915,000	Citibank Credit Card Issuance Trust (08-A2-A2), 1.638%, due 01/23/20 (1)	4,984,485
18,355	College Loan Corp. Trust (05-2-A3), 0.81%, due 04/15/25 (1)	18,329
3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 2.18%, due 04/15/27 (1)(2)	3,961,162
2,451,287	Educational Funding of the South, Inc. (11-1-A2), 1.365%, due 04/25/35 (1)	2,410,473
1,166,611	Educational Services of America, Inc. (12-2-A), (144A), 1.183%, due 04/25/39 (1)(2)	1,140,212
2,500,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 2.059%, due 07/17/26 (1)(2)	2,490,222
2,907,079	GCO Education Loan Funding Master Trust (06-2AR-A1RN), (144A), 1.138%, due 08/27/46 (1)(2)	2,617,825
2,468,000	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	2,359,481
2,695,551	Higher Education Funding I (14-1-A), (144A), 1.712%, due 05/25/34 (1)(2)	2,653,851
15,336	Honda Auto Receivables Owner Trust (13-3-A3), 0.77%, due 05/15/17	15,335
3,813,901	Honda Auto Receivables Owner Trust (15-4-A2), 0.82%, due 07/23/18	3,810,339
3,600,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 2.179%, due 04/18/26 (1)(2)	3,600,170
3,400,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 2.129%, due 01/18/27 (1)(2)	3,400,160
3,260,000	Magnetite XII, Ltd. (15-12A-A), (144A), 2.18%, due 04/15/27 (1)(2)	3,260,419

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.537%, due 07/20/43 (1)	$2,273,089
4,902,087	Navient Student Loan Trust (14-2-A), 1.128%, due 03/25/83 (1)	4,670,532
4,937,409	Navient Student Loan Trust (14-3-A), 1.108%, due 03/25/83 (1)	4,730,948
2,414,171	Navient Student Loan Trust (14-4-A), 1.108%, due 03/25/83 (1)	2,310,732
3,803,616	Nelnet Student Loan Trust (11-1A-A), (144A), 1.303%, due 02/25/43 (1)(2)	3,745,761
2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.438%, due 11/25/43 (1)(2)	2,673,447
7,053,398	Nelnet Student Loan Trust (15-2A-A2), (144A), 1.088%, due 09/25/42 (1)(2)	6,668,816
3,660,576	Nissan Auto Receivables Owner Trust (15-C-A2A), 0.87%, due 11/15/18	3,658,827
2,866,810	PHEAA Student Loan Trust (15-1A-A), (144A), 1.088%, due 10/25/41 (1)(2)	2,729,623
2,131,935	SLC Student Loan Trust (05-3-B), 0.903%, due 06/15/40 (1)	1,786,075
931,498	SLM Student Loan Trust (04-10-A5B), (144A), 1.115%, due 04/25/23 (1)(2)	931,259
1,028,436	SLM Student Loan Trust (05-6-B), 1.005%, due 01/25/44 (1)	866,533
1,053,139	SLM Student Loan Trust (06-10-B), 0.858%, due 03/25/44 (1)	866,144
3,400,000	SLM Student Loan Trust (06-2-A6), 0.885%, due 01/25/41 (1)	3,096,556
3,400,000	SLM Student Loan Trust (06-8-A6), 0.875%, due 01/25/41 (1)	2,994,433
1,060,416	SLM Student Loan Trust (07-1-B), 0.935%, due 01/27/42 (1)	883,046
563,894	SLM Student Loan Trust (07-6-B), 1.565%, due 04/27/43 (1)	478,073
710,000	SLM Student Loan Trust (08-2-B), 1.915%, due 01/25/83 (1)	597,479
710,000	SLM Student Loan Trust (08-3-B), 1.915%, due 04/26/83 (1)	598,610
8,327,020	SLM Student Loan Trust (08-4-A4), 2.365%, due 07/25/22 (1)	8,388,790
710,000	SLM Student Loan Trust (08-4-B), 2.565%, due 04/25/29 (1)	649,913
710,000	SLM Student Loan Trust (08-5-B), 2.565%, due 07/25/29 (1)	643,363
4,654,783	SLM Student Loan Trust (08-6-A3), 1.465%, due 01/25/19 (1)	4,649,831
710,000	SLM Student Loan Trust (08-6-B), 2.565%, due 07/26/83 (1)	655,093
710,000	SLM Student Loan Trust (08-7-B), 2.565%, due 07/26/83 (1)	631,603
710,000	SLM Student Loan Trust (08-8-B), 2.965%, due 10/25/29 (1)	679,006
5,130,817	SLM Student Loan Trust (08-9-A), 2.215%, due 04/25/23 (1)	5,126,060
710,000	SLM Student Loan Trust (08-9-B), 2.965%, due 10/25/83 (1)	678,664
4,572,645	SLM Student Loan Trust (09-3-A), (144A), 1.238%, due 01/25/45 (1)(2)	4,384,893
2,000,000	SLM Student Loan Trust (11-2-A2), 1.688%, due 10/25/34 (1)	1,922,705
2,600,000	SLM Student Loan Trust (12-7-A3), 1.138%, due 05/26/26 (1)	2,519,353
1,948,053	SLM Student Loan Trust (13-4-A), 1.038%, due 06/25/27 (1)	1,876,693
1,350,000	Toyota Auto Receivables Owner Trust (15-A-A3), 1.12%, due 02/15/19	1,351,524

	Total Asset-Backed Securities (Cost: $143,172,563)	140,733,963

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (4.4%)
$3,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	$3,807,361
1,661,873	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 1.118%, due 07/25/20 (1)	1,668,928
8,281,919	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KJ05-A1), 1.418%, due 05/25/21	8,285,144
705,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KSCT-A2), 4.285%, due 01/25/20	775,655
1,168,348	Federal National Mortgage Association, Pool #464959, 4.12%, due 04/01/20	1,273,126
3,045,000	Federal National Mortgage Association, Pool #467944, 4.25%, due 04/01/21	3,403,118
1,783,062	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	1,996,892
168,626	Federal National Mortgage Association, Pool #745935, 5.829%, due 08/01/16	168,234
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.4%, due 02/01/20	2,526,388
3,432,777	Federal National Mortgage Association, Pool #AE0918, 3.666%, due 10/01/20	3,723,164
2,002,600	Federal National Mortgage Association, Pool #Al0151, 4.383%, due 04/01/21	2,225,820
5,498,113	Federal National Mortgage Association, Pool #AL6829, 2.965%, due 05/01/27	5,894,206
2,305,000	Federal National Mortgage Association, Pool #AM1551, 2.44%, due 12/01/23	2,385,835
3,575,431	Federal National Mortgage Association, Pool #AM3058, 3.41%, due 04/01/28	3,930,375
3,300,000	Federal National Mortgage Association, Pool #AM4125, 3.74%, due 08/01/23	3,657,516
3,175,000	Federal National Mortgage Association, Pool #AM7516, 3.55%, due 02/01/30	3,485,945
2,402,553	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,596,608
3,135,061	Federal National Mortgage Association, Pool #FN0001, 3.762%, due 12/01/20	3,411,158
2,282,831	Federal National Mortgage Association, Pool #FN0003, 4.284%, due 01/01/21	2,525,349
3,091,921	Federal National Mortgage Association, Pool#AM9536, 3.34%, due 08/01/30	3,345,081
3,265,000	Federal National Mortgage Association, Pool#AM9793, 3.12%, due 10/01/27	3,516,414
2,405,636	Federal National Mortgage Association, Pool#AN0245, 3.42%, due 11/01/35	2,598,399
1,635,000	Federal National Mortgage Association, Pool#AN0564, 3.2%, due 03/01/31	1,737,958
2,385,000	Federal National Mortgage Association, Pool#AN1032, 2.86%, due 03/01/26	2,525,476
3,250,000	Federal National Mortgage Association, Pool#AN1089, 2.74%, due 03/01/26	3,413,532
3,512,000	Federal National Mortgage Association, Pool#AN1282, 3.01%, due 04/01/28	3,776,385
3,505,333	Federal National Mortgage Association (14-M12 FA), 0.739%, due 10/25/21 (ACES)(1)	3,474,401
2,640,494	NCUA Guaranteed Notes (11-C1-1A), 0.783%, due 02/28/20 (1)	2,642,854
1,289,831	NCUA Guaranteed Notes (11-C1-2A), 0.995%, due 03/09/21 (1)	1,289,194

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $84,155,246)	86,060,516

	Commercial Mortgage-Backed Securities — Non-Agency (2.2%)
1,240,000	CGRBS Commercial Mortgage Trust (13-VN05-A), (144A), 3.369%, due 03/13/35 (2)	1,337,594
1,630,000	Citigroup Commercial Mortgage Trust (13-375P-A), (144A), 3.251%, due 05/10/35 (2)	1,751,323
1,515,000	COMM Mortgage Trust (13-300P-A1), (144A), 4.353%, due 08/10/30 (2)	1,738,682
400,000	COMM Mortgage Trust (14-277P-A), (144A), 3.611%, due 08/10/49 (1)(2)	443,058
1,650,000	COMM Mortgage Trust (15-3BP-A), (144A), 3.178%, due 02/10/35 (2)	1,763,628

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$1,635,000	COMM Mortgage Trust (16-787S-A), (144A), 3.545%, due 02/10/36 (2)	$1,800,870
5,296,747	Commercial Mortgage Asset Trust (99-C2-G), 6%, due 11/17/32	5,527,577
2,190,000	GE Capital Commercial Mortgage Corp. (07-C1-A4), 5.543%, due 12/10/49	2,221,014
35,239	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A2), (144A), 3.673%, due 02/15/46 (2)	35,308
4,570,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	4,756,995
1,635,000	Liberty Street Trust (16-225L-A), (144A), 3.597%, due 02/10/36 (2)	1,807,605
59,861	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	59,812
1,505,000	OBP Depositor LLC Trust (10-OBP-A), (144A), 4.646%, due 07/15/45 (2)	1,658,476
1,555,000	RBS Commercial Funding, Inc. (13-GSP-A), (144A), 3.834%, due 01/13/32 (1)(2)	1,727,867
1,710,000	SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1), (144A), 3.872%, due 01/05/43 (1)(2)	1,799,177
1,250,000	VNDO Mortgage Trust (12-6AVE-A), (144A), 2.996%, due 11/15/30 (2)	1,324,167
3,920,849	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	4,130,017
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,922,862
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	3,040,444
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,424,850
755,364	WTC Depositor LLC Trust (12-7WTC-A), (144A), 4.082%, due 03/13/31 (2)	768,806

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $42,388,190)	44,040,132

	Residential Mortgage-Backed Securities — Agency (26.5%)
233,674	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	266,999
578,923	Federal Home Loan Mortgage Corp. (2575-FD), 0.931%, due 02/15/33 (PAC)(1)	581,300
344,202	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	367,828
6,832,517	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	7,097,941
127,965	Federal Home Loan Mortgage Corp. (3315-S), 5.929%, due 05/15/37 (I/O) (I/F)(1)	18,490
771,528	Federal Home Loan Mortgage Corp. (3339-JS), 39.706%, due 07/15/37 (I/F)(1)	1,558,621
659,244	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	743,598
994,904	Federal Home Loan Mortgage Corp. (3380-SM), 5.929%, due 10/15/37 (I/O) (I/F)(1)	176,294
665,061	Federal Home Loan Mortgage Corp. (3382-FL), 1.181%, due 11/15/37 (1)	668,817
3,236,904	Federal Home Loan Mortgage Corp. (3439-SC), 5.419%, due 04/15/38 (I/O) (I/F)(1)	562,321
1,439,242	Federal Home Loan Mortgage Corp. (3578-DI), 6.169%, due 04/15/36 (I/O) (I/F)(1)	260,229
4,308,340	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	4,482,702
3,202,762	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	3,597,110
13,275	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	13,648
8,239	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	8,482
20,561	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	22,914
3,631,022	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	3,985,510
2,859,696	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	3,137,528
1,984,441	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	2,165,677

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$931,380	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	$1,024,372
2,131,275	Federal Home Loan Mortgage Corp., Pool #G07849, 3.5%, due 05/01/44	2,282,812
13,909,178	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	14,879,246
8,826,429	Federal Home Loan Mortgage Corp., Pool #G08676, 3.5%, due 11/01/45	9,321,403
6,881,777	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	7,370,326
5,018,029	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	5,299,433
11,031,807	Federal Home Loan Mortgage Corp., Pool #G08688, 4%, due 01/01/46	11,815,680
15,998,759	Federal Home Loan Mortgage Corp., Pool #G08693, 3.5%, due 03/01/46	16,895,947
6,109,418	Federal Home Loan Mortgage Corp., Pool #G08694, 4%, due 02/01/46	6,543,720
7,791,768	Federal Home Loan Mortgage Corp., Pool #G08697, 3%, due 03/01/46	8,109,544
10,535,564	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	11,126,384
10,331,745	Federal Home Loan Mortgage Corp., Pool #G08701, 3%, due 04/01/46	10,753,340
14,679,669	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	15,502,884
5,282,047	Federal Home Loan Mortgage Corp., Pool #G08703, 4%, due 04/01/46	5,667,472
4,106,938	Federal Home Loan Mortgage Corp., Pool #G08706, 3.5%, due 05/01/46	4,337,249
5,913,717	Federal Home Loan Mortgage Corp., Pool #G08710, 3%, due 06/01/46	6,154,898
12,707,278	Federal Home Loan Mortgage Corp., Pool #G08711, 3.5%, due 06/01/46	13,419,884
10,870,000	Federal Home Loan Mortgage Corp., Pool #G08715, 3%, due 08/01/46	11,313,272
2,355,169	Federal Home Loan Mortgage Corp., Pool #G18582, 3%, due 01/01/31	2,478,901
3,199,199	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	3,367,311
14,605,166	Federal Home Loan Mortgage Corp., Pool #G60080, 3.5%, due 06/01/45	15,623,790
5,132,993	Federal Home Loan Mortgage Corp., Pool #G60238, 3.5%, due 10/01/45	5,491,001
2,004,125	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	2,185,353
3,179,482	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	3,426,637
5,008,060	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43	5,401,429
236,709	Federal National Mortgage Association (01-14-SH), 26.117%, due 03/25/30 (I/F)(1)	399,458
318,691	Federal National Mortgage Association (01-34-FV), 0.988%, due 08/25/31 (1)	320,178
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,347,606
1,272,015	Federal National Mortgage Association (07-89-GF), 1.008%, due 09/25/37 (1)	1,280,092
252,695	Federal National Mortgage Association (08-30-SA), 6.362%, due 04/25/38 (I/O) (I/F)(1)	49,829
291,409	Federal National Mortgage Association (08-62-SN), 5.712%, due 07/25/38 (I/O) (I/F)(1)	54,014
3,004,014	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	3,167,124
159,719	Federal National Mortgage Association (09-68-SA), 6.262%, due 09/25/39 (I/O) (I/F)(1)	27,681
2,462,741	Federal National Mortgage Association (10-26-AS), 5.842%, due 03/25/40 (I/O) (I/F)(1)	398,187
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,490,817
23,454	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	26,169
20,034	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	22,829
49,685	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	51,484
81,944	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	90,267
105,179	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	115,590
1,651,439	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	1,760,321

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$1,666,525	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	$1,783,280
2,917,033	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	3,182,085
2,374,960	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	2,546,054
4,937,297	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	5,305,167
3,654,784	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	4,029,400
998,127	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,118,526
1,289,513	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	1,475,941
1,576,110	Federal National Mortgage Association, Pool #BC1158, 3.5%, due 02/01/46	1,664,944
4,597,514	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	4,845,707
7,802,761	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	8,329,752
8,501,471	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	9,075,652
1,755,000	Federal National Mortgage Association TBA, 2.5%(4)	1,817,865
5,735,000	Federal National Mortgage Association TBA, 3%(4)	6,017,718
37,495,000	Federal National Mortgage Association TBA, 3%(4)	39,021,164
25,370,000	Federal National Mortgage Association TBA, 3.5%(4)	26,797,063
16,945,000	Federal National Mortgage Association TBA, 4%(4)	18,167,555
33,140,000	Federal National Mortgage Association TBA, 4.5%(4)	36,142,950
751,481	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	784,790
593,140	Government National Mortgage Association (08-27-SI), 5.984%, due 03/20/38 (I/O) (I/F)(1)	112,769
2,339,600	Government National Mortgage Association (08-81-S), 5.714%, due 09/20/38 (I/O) (I/F)(1)	436,561
974,443	Government National Mortgage Association (09-66-UF), 1.482%, due 08/16/39 (1)	994,058
3,685,789	Government National Mortgage Association (10-1-S), 5.264%, due 01/20/40 (I/O) (I/F)(1)	559,749
87,276	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	96,024
232,185	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	260,748
7,070,100	Government National Mortgage Association II, Pool #MA3376, 3.5%, due 01/20/46	7,520,267
6,349,429	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	6,758,670
13,226,360	Government National Mortgage Association II, Pool #MA3596, 3%, due 04/20/46	13,918,678
5,847,743	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	6,225,562
8,025,770	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	8,543,867
2,558,934	Government National Mortgage Association II, Pool #MA3735, 3%, due 06/20/46	2,691,447
15,375,000	Government National Mortgage Association II TBA, 3%(4)	16,155,762
32,970,000	Government National Mortgage Association II TBA, 3.5%(4)	35,043,504
1,758,293	NCUA Guaranteed Notes (10-R1-1A), 0.915%, due 10/07/20 (1)	1,762,266
931,345	NCUA Guaranteed Notes (10-R2-1A), 0.843%, due 11/06/17 (1)	931,640
888,847	NCUA Guaranteed Notes (10-R3-1A), 1.033%, due 12/08/20 (1)	890,813
785,035	NCUA Guaranteed Notes (10-R3-2A), 1.03%, due 12/08/20 (1)	787,063
1,011,770	NCUA Guaranteed Notes (11-R1-1A), 0.923%, due 01/08/20 (1)	1,014,044

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$1,008,534	NCUA Guaranteed Notes (11-R2-1A), 0.873%, due 02/06/20 (1)	$1,009,558

	Total Residential Mortgage-Backed Securities — Agency (Cost: $511,235,754)	521,928,606

	Residential Mortgage-Backed Securities — Non-Agency (5.0%)
1,038,797	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 1.253%, due 07/25/35 (1)	1,036,715
5,911,391	Banc of America Funding Trust (15-R2-9A1), (144A), 0.668%, due 03/27/36 (1)(2)	5,717,318
526,023	Bear Stearns Asset Backed Securities I Trust (06-HE3-A2), 0.668%, due 04/25/36 (1)	526,636
3,583,949	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 0.898%, due 12/25/35 (1)	3,521,574
342,649	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	344,962
734,437	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	732,623
480,823	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (5)	379,817
1,341,116	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	1,442,638
20,731	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	21,197
6,202,024	Credit Suisse Mortgage Capital Certificates (15-5R-1A1), (144A), 1.066%, due 09/27/46 (2)	6,028,233
5,842,017	CSMC Trust (14-7R-8A1), (144A), 2.704%, due 07/27/37 (1)(2)	5,834,434
561,067	GSAMP Trust (05-HE5-M1), 0.908%, due 11/25/35 (1)	548,083
859,701	HSBC Home Equity Loan Trust USA (07-1-AM), 0.727%, due 03/20/36 (1)	859,181
244,335	HSBC Home Equity Loan Trust USA (07-2-AM), 0.727%, due 07/20/36 (1)	241,503
1,272,897	HSBC Home Equity Loan Trust USA (07-3-APT), 1.687%, due 11/20/36 (1)	1,272,904
792,029	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.678%, due 12/25/35 (1)	785,967
1,369,692	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.728%, due 04/25/35 (1)	1,197,806
3,244,891	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.938%, due 06/25/35 (1)	3,241,797
5,804,975	Merrill Lynch Mortgage Investors Trust (05-2-2A), 2.71%, due 10/25/35 (1)	5,741,131
1,686,066	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	1,935,883
1,406,028	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M2), 1.238%, due 07/25/35 (1)	1,428,170
1,721,033	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.403%, due 07/25/34 (1)	1,623,289
6,239,000	Morgan Stanley Home Equity Loan Trust (05-1-M3), 1.268%, due 12/25/34 (1)	6,111,767
333,888	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.677%, due 04/25/34 (1)	351,753
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 1.188%, due 03/25/35 (1)	2,256,253
1,601,913	New Century Home Equity Loan Trust (05-2-M1), 0.918%, due 06/25/35 (1)	1,611,278
546,157	New Century Home Equity Loan Trust (05-3-M1), 0.968%, due 07/25/35 (1)	546,958
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.978%, due 07/25/35 (1)	7,008,791
3,207,611	Nomura Resecuritization Trust (14-5R-3A1), (144A), 0.693%, due 05/26/37 (1)(2)	3,127,921
4,629,720	Nomura Resecuritization Trust (15-1R-6A1), (144A), 0.705%, due 05/26/47 (1)(2)	4,519,179
3,838,426	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.937%, due 02/26/36 (1)(2)	3,921,787
5,632,689	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.793%, due 03/26/35 (1)(2)	5,714,932
1,131,652	Park Place Securities, Inc. (05-WCH1-M2), 1.268%, due 01/25/36 (1)	1,128,697

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$2,638,616	Park Place Securities, Inc. (05-WHQ4-A2D), 0.858%, due 09/25/35 (1)	$2,620,639
2,381,133	RAMP Trust (06-RZ3-A2), 0.648%, due 08/25/36 (1)	2,385,951
803,610	Structured Asset Securities Corp. (03-34A-5A4), 2.974%, due 11/25/33 (1)	813,415
3,050,058	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 2.794%, due 03/25/35 (1)	3,075,924
245,989	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	230,528
8,215,342	Wells Fargo Home Equity Trust (04-2-A33), 1.488%, due 10/25/34 (1)	8,044,758

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $95,752,228)	97,932,392

	U.S. Government Agency Obligations (1.0%)
5,860,000	Federal Farm Credit Bank Funding Corp., 0.499%, due 09/14/16(1)	5,860,662
6,065,000	Federal Farm Credit Bank Funding Corp., 0.52%, due 04/26/17(1)	6,065,443
8,320,000	Federal Home Loan Bank, 1.25%, due 06/28/30	8,323,894

	Total U.S. Government Agency Obligations (Cost: $20,228,185)	20,249,999

	U.S. Treasury Securities (29.0%)
74,545,000	U.S. Treasury Bond, 2.5%, due 05/15/46	79,681,672
11,613,995	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25(6)	11,860,874
4,606,245	U.S. Treasury Inflation Indexed Bond, 0.625%, due 02/15/43(6)	4,661,649
10,639,402	U.S. Treasury Inflation Indexed Note, 0.125%, due 07/15/24(6)	10,787,830
8,992,243	U.S. Treasury Inflation Indexed Note, 0.375%, due 07/15/25(6)	9,309,024
22,921,026	U.S. Treasury Inflation Indexed Note, 1.375%, due 02/15/44(6)	27,444,347
34,000,000	U.S. Treasury Note, 0.592%, due 01/31/18(1)	34,078,363
67,633,000	U.S. Treasury Note, 0.75%, due 10/31/17	67,746,603
152,110,000	U.S. Treasury Note, 0.75%, due 02/28/18	152,365,507
31,600,000	U.S. Treasury Note, 1.125%, due 06/30/21	31,741,953
111,480,000	U.S. Treasury Note, 1.125%, due 07/31/21	111,980,790
27,635,000	U.S. Treasury Note, 1.625%, due 05/15/26	28,049,525

	Total U.S. Treasury Securities (Cost: $557,257,785)	569,708,137

	Total Fixed Income Securities (Cost: $1,873,994,208) (97.7%)	1,922,270,123

Number of Shares	Money Market Investments
96,088,000	JPMorgan Prime Money Market Fund — Institutional Class, 0.37% (7)	96,088,000
426,613	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (7)	426,613

	Total Money Market Investments (Cost: $96,514,613) (4.9%)	96,514,613

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Short-Term Investments	Value
	Discount Notes (5.0%)
$10,710,000	Federal Home Loan Bank, 0.214%, due 08/12/16(8)	$10,709,250
17,290,000	Federal Home Loan Bank, 0.238%, due 09/06/16(8)	17,285,833
60,000,000	Federal Home Loan Bank, 0.24%, due 09/16/16(8)	59,981,520
10,000,000	Federal Home Loan Bank, 0.342%, due 10/19/16(8)	9,992,540

	Total Discount Notes (Cost: $97,949,042)	97,969,143

	U.S. Treasury Securities (6.6%)
112,241,000	U.S. Treasury Bill, 0.204%, due 09/15/16(8)(9)	112,212,266
99,000	U.S. Treasury Bill, 0.23%, due 09/29/16(8)(9)	98,963
9,800,000	U.S. Treasury Bill, 0.249%, due 10/27/16(8)	9,794,130
7,800,000	U.S. Treasury Bill, 0.25%, due 10/20/16(8)	7,795,671

	Total U.S. Treasury Securities (Cost: $129,891,359) (6.6%)	129,901,030

	Total Short-Term Investments (Cost: $227,840,401) (11.6%)	227,870,173

	Total Investments (Cost: $2,198,349,222) (114.2%)	2,246,654,909
	Liabilities in Excess of Other Assets (-14.2%)	(279,936,202)

	Net Assets (100.0%)	$1,966,718,707

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
144	2-Year U.S. Treasury Note Futures	09/30/16	$31,536,000	$161,617
884	5-Year U.S. Treasury Note Futures	09/30/16	107,861,813	1,181,889

			$139,397,813	$1,343,506

Notes to the Schedule of Investments:

ABS	- Asset-Backed Securities.
ACES	- Alternative Credit Enhancement Securities.
CLO	- Collateralized Loan Obligation.
EETC	- Enhanced Equipment Trust Certificate.
I/F	- Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	- Interest Only Security.
PAC	- Planned Amortization Class.
REIT	- Real Estate Investment Trust.
TAC	- Target Amortization Class.
TBA	- To be Announced.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $197,451,651 or 10.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Restricted security (Note 3).

(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(7)	Rate disclosed is the 7-day net yield as of July 31, 2016.

(8)	Rate shown represents yield-to-maturity.

(9)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Airlines	0.5%
Asset-Backed Securities	7.2
Auto Manufacturers	0.4
Banks	5.9
Beverages	0.5
Biotechnology	0.7
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	4.4
Commercial Mortgage-Backed Securities — Non-Agency	2.2
Computers	0.3
Diversified Financial Services	0.8
Electric	2.4
Energy-Alternate Sources	0.1
Environmental Control	0.1
Food	0.2
Foreign Government Bonds	0.0	*
Gas	0.3
Healthcare-Products	0.0	*
Healthcare-Services	1.7
Insurance	1.2
Media	0.2
Mining	0.0	*
Miscellaneous Manufacturers	0.2
Municipal Bonds	0.6
Oil & Gas	0.1
Packaging & Containers	0.1
Pharmaceuticals	1.1
Pipelines	1.2
REIT	2.0
Real Estate	0.0	*
Residential Mortgage-Backed Securities — Agency	26.5
Residential Mortgage-Backed Securities — Non-Agency	5.0
Retail	0.4
Software	0.3
Telecommunications	1.0
Transportation	0.1
U.S. Government Agency Obligations	1.0
U.S. Treasury Securities	29.0
Money Market Investments	4.9
Short Term Investments	11.6

Total	114.2%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Angola (Cost: $16,174,375) (0.5% of Net Assets)
	$16,405,000	Angolan Government International Bond, (144A), 9.5%, due 11/12/25(1)	$15,625,763

		Argentina (9.8%)
ARS	133,209,26	Argentina Bonar Bond, 28.969%, due 10/09/17(2)	9,347,864
ARS	40,475,000	Argentina Treasury Bond BONCER, 2.5%, due 07/22/21	2,763,720
	$40,190,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38	27,329,200
	39,270,000	Argentine Republic Government International Bond, (144A), 6.875%, due 04/22/21(1)	42,352,696
	59,840,000	Argentine Republic Government International Bond, (144A), 7.125%, due 07/06/36(1)	60,911,136
	54,550,000	Argentine Republic Government International Bond, (144A), 7.5%, due 04/22/26(1)	59,377,675
	40,420,000	Argentine Republic Government International Bond, (144A), 7.625%, due 04/22/46(1)	43,192,812
	31,377,610	Argentine Republic Government International Bond, 8.28%, due 12/31/33	35,084,825
	16,400,000	YPF S.A., (Reg. S), 8.5%, due 07/28/25(3)	17,302,000
	5,860,000	YPF S.A., (144A), 31.354%, due 07/07/20(1)(2)	6,402,050

		Total Argentina (Cost: $269,826,887)	304,063,978

		Azerbaijan (1.1%)
	20,905,000	Republic of Azerbaijan International Bond, (Reg. S), 4.75%, due 03/18/24(3)	21,222,129
	10,900,000	Southern Gas Corridor CJSC, (144A), 6.875%, due 03/24/26(1)	11,960,570

		Total Azerbaijan (Cost: $30,366,667)	33,182,699

		Bahrain (Cost: $12,855,625) (0.4%)
	15,350,000	Bahrain Government International Bond, (Reg. S), 6%, due 09/19/44(3)	12,792,690

		Brazil (12.3%)
BRL	29,075,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	8,440,813
BRL	110,500,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	30,732,276
	$49,445,000	Brazilian Government International Bond, 4.25%, due 01/07/25	49,074,162
	35,125,000	Brazilian Government International Bond, 5%, due 01/27/45	32,195,575
	29,660,000	Brazilian Government International Bond, 5.625%, due 01/07/41	29,277,386
	30,730,000	Brazilian Government International Bond, 5.625%, due 02/21/47	29,903,363
	31,625,000	Brazilian Government International Bond, 6%, due 04/07/26	34,936,138
	7,785,000	Marfrig Holdings Europe BV, (144A), 8%, due 06/08/23(1)	8,018,550
	24,325,000	Petrobras Global Finance BV, 6.75%, due 01/27/41	20,007,313
	14,800,000	Petrobras Global Finance BV, 7.25%, due 03/17/44	12,693,886
	50,110,000	Petrobras Global Finance BV, 8.375%, due 05/23/21	52,906,138
	48,875,000	Petrobras Global Finance BV, 8.75%, due 05/23/26	51,064,600
	9,480,000	Vale Overseas, Ltd., 5.875%, due 06/10/21	9,857,114

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Brazil (Continued)
	$12,940,000	Vale Overseas, Ltd., 6.875%, due 11/10/39	$12,268,414

		Total Brazil (Cost: $359,872,030)	381,375,728

		Cameroon (Cost: $7,381,950) (0.3%)
	7,500,000	Republic of Cameroon International Bond, (144A), 9.5%, due 11/19/25(1)	7,959,000

		Chile (Cost: $8,424,311) (0.3%)
	8,769,000	Empresa Electrica Guacolda S.A., (Reg. S), 4.56%, due 04/30/25(3)	8,462,085

		Colombia (4.5%)
	20,450,000	Banco de Bogota S.A., (144A), 6.25%, due 05/12/26(1)	21,574,750
	36,625,000	Colombia Government International Bond, 4%, due 02/26/24	38,104,650
	34,350,000	Colombia Government International Bond, 4.5%, due 01/28/26	36,806,025
	23,495,000	Colombia Government International Bond, 5%, due 06/15/45	24,229,218
COP	47,220,000,000	Colombian TES, 7.5%, due 08/26/26	15,255,058
	$2,245,000	GrupoSura Finance S.A., (144A), 5.5%, due 04/29/26(1)	2,421,794

		Total Colombia (Cost: $128,703,596)	138,391,495

		Costa Rica (2.3%)
	20,555,000	Banco Nacional de Cost Rica, (144A), 5.875%, due 04/25/21(1)	21,521,085
	27,865,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44(3)	29,575,911
	20,380,000	Costa Rica Government International Bond, (Reg. S), 7.158%, due 03/12/45(3)	21,806,600

		Total Costa Rica (Cost: $66,151,094)	72,903,596

		Croatia (3.3%)
	31,050,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23(3)	33,456,375
	33,740,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24(3)	37,394,042
	28,471,000	Hrvatska Elektroprivreda, (144A), 5.875%, due 10/23/22(1)	30,546,536

		Total Croatia (Cost: $98,452,426)	101,396,953

		Dominican Republic (4.0%)
	16,105,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad lt, (144A), 7.95%, due 05/11/26(1)	16,990,775
	28,080,000	Dominican Republic International Bond, (144A), 6.875%, due 01/29/26(1)	31,590,000
	32,480,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24(3)	34,510,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Dominican Republic (Continued)
	$38,305,000	Dominican Republic International Bond, (Reg. S), 6.85%, due 01/27/45(3)	$41,511,129

		Total Dominican Republic (Cost: $116,940,798)	124,601,904

		Ecuador (1.5%)
	14,985,000	Ecuador Government International Bond, (144A), 10.75%, due 03/28/22(1)	14,985,000
	36,665,000	Ecuador Government International Bond, (Reg. S), 7.95%, due 06/20/24(3)	31,990,213

		Total Ecuador (Cost: $47,270,660)	46,975,213

		Egypt (Cost: $14,739,775) (0.5%)
	15,890,000	Egypt Government International Bond, (Reg. S), 5.875%, due 06/11/25(3)	14,857,150

		El Salvador (0.6%)
	9,000,000	El Salvador Government International Bond, (Reg. S), 7.375%, due 12/01/19(3)	9,662,400
	9,330,000	El Salvador Government International Bond, (Reg. S), 7.75%, due 01/24/23(3)	10,276,995

		Total El Salvador (Cost: $18,214,780)	19,939,395

		Ghana (Cost: $10,072,026) (0.3%)
	10,735,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23(3)	9,379,170

		Greece (Cost: $55,807,595) (1.9%)
EUR	57,872,000	Hellenic Republic Government Bond, (144A), 4.75%, due 04/17/19(1)	58,360,342

		Guatemala (0.9%)
	$14,654,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24(3)	15,240,160
	12,450,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22(1)	12,503,535

		Total Guatemala (Cost: $28,084,528)	27,743,695

		Hungary (2.0%)
	27,170,000	Hungary Government International Bond, 5.375%, due 03/25/24	30,763,232
	14,866,000	Hungary Government International Bond, 5.75%, due 11/22/23	17,131,578
	14,725,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20(1)	15,121,103

		Total Hungary (Cost: $59,985,455)	63,015,913

		Indonesia (5.0%)
	8,350,000	Indonesia Government International Bond, (Reg. S), 3.375%, due 04/15/23(3)	8,565,430
IDR	103,000,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	9,031,225
	$16,450,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42(3)	17,791,497

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Indonesia (Continued)
	$37,200,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24(1)	$39,461,760
	40,900,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.55%, due 03/29/26(1)	44,069,750
	32,800,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25(3)	34,800,800

		Total Indonesia (Cost: $145,828,418)	153,720,462

		Ivory Coast (Cost: $27,479,746) (0.9%)
	28,345,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28(1)	28,502,031

		Jamaica (Cost: $13,372,213) (0.5%)
	14,850,000	Digicel, Ltd. (Reg. S), 6%, due 04/15/21(3)	13,953,060

		Kazakhstan (2.5%)
	8,850,000	Kazakhstan Government International Bond, (144A), 5.125%, due 07/21/25(1)	9,696,281
	28,250,000	Kazakhstan Government International Bond, (Reg. S), 3.875%, due 10/14/24(3)	28,673,750
	31,895,000	Kazakhstan Government International Bond, (Reg. S), 6.5%, due 07/21/45(3)	37,795,575

		Total Kazakhstan (Cost: $69,642,460)	76,165,606

		Kenya (Cost: $17,079,798) (0.5%)
	17,459,000	Kenya Government International Bond, (Reg. S), 6.875%, due 06/24/24(3)	16,636,681

		Lebanon (Cost: $12,665,924) (0.4%)
	11,775,000	Lebanon Government International Bond, (Reg. S), 8.25%, due 04/12/21(3)	12,820,031

		Malaysia (Cost: $8,429,708) (0.3%)
MYR	33,500,000	Malaysia Government Bond, 4.048%, due 09/30/21	8,541,039

		Mexico (6.5%)
	$12,891,000	BBVA Bancomer S.A., (Reg. S), 6.008%, due 05/17/22(2)(3)	13,052,138
	13,743,000	Cemex Finance LLC, (Reg. S), 6%, due 04/01/24(3)	14,120,933
	15,275,000	Cemex SAB de C.V., (Reg. S), 5.7%, due 01/11/25(3)	15,346,793
	16,445,000	Credito Real S.A.B. de C.V. SOFOM ER, (144A), 7.25%, due 07/20/23(1)	16,134,189
	9,149,000	Metalsa S.A. de C.V., (Reg. S), 4.9%, due 04/24/23(3)	9,044,701
MXN	47,100,000	Mexican BONOS Government Bond, 8%, due 12/07/23	2,841,436
	$51,135,000	Petroleos Mexicanos, 4.5%, due 01/23/26	49,575,382
	25,765,000	Petroleos Mexicanos, 5.625%, due 01/23/46	23,507,986
	26,735,000	Petroleos Mexicanos, 6.625%, due 06/15/35	27,737,562
	16,484,000	Petroleos Mexicanos, (Reg. S), 6.875%, due 08/04/26(3)	18,506,587
	11,300,000	Trust F/1401, (144A), 6.95%, due 01/30/44(1)	12,119,250

		Total Mexico (Cost: $191,924,977)	201,986,957

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Mongolia (0.6%)
	$12,852,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18(3)	$12,571,826
	6,540,000	Mongolia Government International Bond, (Reg. S), 5.125%, due 12/05/22(3)	5,929,818

		Total Mongolia (Cost: $17,122,350)	18,501,644

		Oman (Cost: $12,985,310) (0.4%)
	13,000,000	Oman Government International Bond, (144A), 3.625%, due 06/15/21(1)	13,377,000

		Pakistan (1.0%)
	8,800,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19(1)	9,422,336
	18,107,000	Pakistan Government International Bond, (Reg. S), 8.25%, due 04/15/24(3)	20,195,733

		Total Pakistan (Cost: $27,857,338)	29,618,069

		Panama (Cost: $25,510,675) (0.8%)
	25,410,000	AES Panama SRL, (144A), 6%, due 06/25/22(1)	26,362,875

		Paraguay (1.7%)
	15,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19(1)	16,831,115
	12,205,000	Paraguay Government International Bond, (Reg. S), 4.625%, due 01/25/23(3)	12,879,937
	9,392,000	Paraguay Government International Bond, (Reg. S), 6.1%, due 08/11/44(3)	10,603,568
	12,800,000	Telefonica Celular del Paraguay S.A., (Reg. S), 6.75%, due 12/13/22(3)	13,259,520

		Total Paraguay (Cost: $50,982,306)	53,574,140

		Peru (3.0%)
	17,373,000	Banco Internacional del Peru SAA Interbank, (Reg. S), 6.625%, due 03/19/29(2)(3)	18,915,722
	8,525,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29(1)(2)	9,164,375
	13,520,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29(1)(2)	14,475,864
	10,953,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21(3)	11,489,697
	8,940,000	Kallpa Generacion S.A., (144A), 4.875%, due 05/24/26(1)	9,398,175
	16,556,000	Lima Metro Line 2 Finance, Ltd., (144A), 5.875%, due 07/05/34(1)	18,149,515
	12,650,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22(3)	12,055,450

		Total Peru (Cost: $89,128,179)	93,648,798

		Poland (Cost: $2,813,745) (0.1%)
PLN	10,000,000	Poland Government Bond, 5.25%, due 10/25/20	2,894,994

		Russia (5.5%)
	$15,876,000	GTH Finance BV, (144A), 7.25%, due 04/26/23(1)	16,788,870

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Russia (Continued)
RUB	$815,382,000	Russian Federal Bond — OFZ, 7%, due 08/16/23	$11,429,542
RUB	691,700,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	10,087,591
	$20,200,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.5%, due 04/04/22(3)	21,497,850
	32,800,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23(3)	35,670,000
	36,475,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.25%, due 05/23/23(3)	35,741,853
	40,420,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.5%, due 02/26/24(2)(3)	39,696,482

		Total Russia (Cost: $165,420,728)	170,912,188

		Serbia (2.4%)
	34,700,000	Serbia International Bond, (Reg. S), 4.875%, due 02/25/20(3)	36,074,120
	34,014,000	Serbia International Bond, (Reg. S), 7.25%, due 09/28/21(3)	39,422,226

		Total Serbia (Cost: $73,551,129)	75,496,346

		South Africa (0.9%)
	12,937,000	Gold Fields Orogen Holdings BVI Ltd., (Reg. S), 4.875%, due 10/07/20(3)	13,050,846
	14,050,000	Myriad International Holdings BV, (144A), 5.5%, due 07/21/25(1)	15,044,037

		Total South Africa (Cost: $25,902,016)	28,094,883

		Sri Lanka (3.0%)
	28,400,000	Sri Lanka Government International Bond, (144A), 6.825%, due 07/18/26(1)	29,717,760
	28,550,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22(3)	29,506,425
	32,750,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21(3)	34,624,230

		Total Sri Lanka (Cost: $88,872,000)	93,848,415

		Trinidad And Tobago (Cost: $11,065,000) (0.4%)
	11,065,000	Trinidad & Tobago Government International Bond, (144A), 4.5%, due 08/04/26(1)	11,225,443

		Turkey (4.1%)
	41,800,000	Export Credit Bank of Turkey, (Reg. S), 5%, due 09/23/21(3)	42,009,000
TRY	16,100,000	Turkey Government Bond, 9.5%, due 01/12/22	5,388,653
	$10,330,000	Turkey Government International Bond, 3.25%, due 03/23/23	9,736,025
	23,675,000	Turkey Government International Bond, 4.25%, due 04/14/26	23,006,773
	49,375,000	Turkey Government International Bond, 4.875%, due 04/16/43	46,047,125

		Total Turkey (Cost: $127,300,434)	126,187,576

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Ukraine (1.5%)
$20,773,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40(1)(2)	$7,062,820
19,350,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/19(3)	19,301,625
20,625,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/20(3)	20,496,094

	Total Ukraine (Cost: $49,388,732)	46,860,539

	Uruguay (2.5%)
24,920,000	Uruguay Government International Bond, 4.375%, due 10/27/27	26,570,950
51,380,000	Uruguay Government International Bond, 5.1%, due 06/18/50	52,150,700

	Total Uruguay (Cost: $76,408,698)	78,721,650

	Venezuela (4.3%)
102,545,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27(3)	37,459,689
62,915,000	Petroleos de Venezuela S.A., (Reg. S), 9.75%, due 05/17/35(3)	28,311,750
47,260,000	Venezuela Government International Bond, 9.25%, due 09/15/27	22,980,175
105,415,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24(3)	46,119,062

	Total Venezuela (Cost: $139,584,935)	134,870,676

	Total Fixed Income Securities (Cost: $2,819,641,397) (95.3%)	2,957,547,872

Number of Shares	Equity Securities
	Mexico (0.0%)
2,707,350	Corp. GEO S.A.B. de C.V. (4)	—
240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (4)	—

	Total Mexico (Cost: $0)	—

	Total Equity Securities (Cost: $0) (0.0%)	—

Notional Amount	Currency Options
$30,700,000	USD Call / MXN Put, Strike Price MXN 19.5, Expires 11/23/16 (5)	783,556
26,025,000	USD Call / TRY Put, Strike Price TRY 3.08, Expires 11/16/16 (5)	671,419

	Total Currency Options (Cost: $1,964,799) (0.0%)	1,454,975

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Money Market Investments	Value
159,824,864	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25%(6)	$159,824,864

	Total Money Market Investments (Cost: $ 159,824,864) (5.2%)	159,824,864

	Total Investments (Cost: $2,981,431,060) (100.5%)	3,118,827,711
	Liabilities in Excess of Other Assets (-0.5%)	(14,559,527)

	Total Net Assets (100.0%)	$3,104,268,184

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7)
Bank of America	BRL	48,538,000	09/22/16	$14,000,000	$14,771,136	$771,136
Bank of America	EUR	25,490,000	12/08/16	28,357,625	28,662,698	305,073
Citibank N.A.	EUR	60,283,586	12/08/16	67,978,434	67,786,984	(191,450)
Goldman Sachs International	EUR	13,825,000	12/08/16	15,763,956	15,545,774	(218,182)
Morgan Stanley & Co.	EUR	14,700,000	12/08/16	16,885,890	16,529,684	(356,206)

				$142,985,905	$143,296,276	$310,371

SELL (8)
Bank of America	BRL	149,046,720	09/22/16	$42,800,000	$45,358,056	$(2,558,056)
Citibank N.A.	ARS	45,783,060	09/19/16	3,018,000	2,948,974	69,026
Citibank N.A.	EUR	88,998,586	12/08/16	99,043,586	100,076,092	(1,032,506)
Morgan Stanley & Co.	EUR	25,300,000	12/08/16	28,664,900	28,449,049	215,851

				$173,526,486	$176,832,171	$(3,305,685)

Written Options—OTC

Notional Amount	Description	Premiums (Received)	Value
$30,700,000	USD Call / MXN Put, Strike Price MXN 21, Expires 11/23/16 (5)	$(193,410)	$(307,829)
26,025,000	USD Call / TRY Put, Strike Price TRY 3.33, Expires 11/16/16 (5)	(713,423)	(209,449)

		$(906,833)	$(517,278)

Notes to the Schedule of Investments:

ARS	- Argentine Peso.
BRL	- Brazilian Real.
COP	- Colombian Peso.
EUR	- Euro Currency.
IDR	- Indonesian Rupiah.
MXN	- Mexican Peso.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

MYR	-	Malaysian Ringgit.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
OTC		Over the Counter.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $828,418,618 or 26.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2016, the value of these securities amounted to $1,187,429,548 or 38.3% of net assets.

(4)		Non-income producing security.

(5)		Over-the-counter traded option; Counterparty — Bank of America.

(6)		Rate disclosed is the 7-day net yield as of July 31, 2016.

(7)		Fund buys foreign currency, sells U.S. Dollar.

(8)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Auto Parts & Equipment	0.3%
Banks	6.6
Building Materials	0.9
Currency Options	0.0 *
Diversified Financial Services	0.5
Electric	3.4
Food	0.3
Foreign Government Bonds	66.4
Investment Companies	0.1
Iron & Steel	0.7
Media	0.5
Mining	0.8
Oil & Gas	11.5
Pipelines	0.4
REIT	0.4
Telecommunications	1.9
Transportation	0.6
Money Market Investments	5.2

Total	100.5%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Argentina (1.3% of Net Assets)
ARS	2,566,000	Argentine Republic Government International Bond, 5.83%, due 12/31/33(1)	$1,147,353
	$560,000	YPF S.A., (144A), 31.354%, due 07/07/20(1)(2)	611,800

		Total Argentina (Cost: $1,694,130)	1,759,153

		Brazil (16.5%)
BRL	3,340,000	Brazil Notas do Tesouro Nacional, Series B, 6%, due 08/15/50	3,119,911
BRL	16,300,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/19	4,829,839
BRL	17,480,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	5,074,649
BRL	18,500,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	5,214,646
BRL	15,190,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	4,224,645

		Total Brazil (Cost: $18,329,649)	22,463,690

		Colombia (7.7%)
COP	14,203,500,000	Colombian TES (Treasury) Bond, 6%, due 04/28/28	4,016,322
COP	9,417,700,000	Colombian TES (Treasury) Bond, 7%, due 09/11/19	3,049,242
COP	5,831,900,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	1,875,326
COP	4,282,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	1,610,687

		Total Colombia (Cost: $9,868,641)	10,551,577

		Greece (Cost: $2,574,879) (2.0%)
EUR	2,680,000	Hellenic Republic Government Bond, (Reg. S), 4.75%, due 04/17/19(3)	2,702,615

		Indonesia (15.9%)
IDR	10,649,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	757,900
IDR	25,827,000,000	Indonesia Treasury Bond, 7.875%, due 04/15/19	2,037,903
IDR	10,000,000,000	Indonesia Treasury Bond, 8.25%, due 05/15/36	838,455
IDR	79,688,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	6,619,120
IDR	21,669,000,000	Indonesia Treasury Bond, 8.375%, due 09/15/26	1,833,804
IDR	24,200,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	2,026,751
IDR	12,000,000,000	Indonesia Treasury Bond, 8.75%, due 05/15/31	1,045,818
IDR	74,641,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	$6,544,657

		Total Indonesia (Cost: $18,981,676)	21,704,408

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Malaysia (6.8%)
MYR	11,178,000	Malaysia Government Bond, 3.659%, due 10/15/20	2,800,473
MYR	8,687,000	Malaysia Government Bond, 3.795%, due 09/30/22	2,178,953
MYR	7,514,000	Malaysia Government Bond, 3.955%, due 09/15/25	1,883,807
MYR	4,376,000	Malaysia Government Bond, 4.181%, due 07/15/24	1,119,882
MYR	5,037,000	Malaysia Government Bond, 4.378%, due 11/29/19	1,287,556

		Total Malaysia (Cost: $8,609,903)	9,270,671

		Mexico (6.7%)
MXN	50,941,401	Mexican UDIBONOS Government Bond, 4.5%, due 12/04/25	3,160,168
MXN	43,800,000	Mexican BONOS Government Bond, 6.5%, due 06/10/21	2,421,910
MXN	21,900,000	Mexican BONOS Government Bond, 8.5%, due 12/13/18	1,248,657
MXN	34,500,000	Mexican BONOS Government Bond, 10%, due 12/05/24	2,343,424

		Total Mexico (Cost: $9,278,708)	9,174,159

		Peru (3.1%)
PEN	3,315,000	Peruvian Government International Bond, (Reg. S), 6.714%, due 02/12/55(3)	1,003,896
PEN	9,931,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31(3)	3,265,327

		Total Peru (Cost: $3,899,931)	4,269,223

		Poland (2.5%)
PLN	12,000,000	Poland Government Bond, 2.5%, due 07/25/26	2,982,593
PLN	1,838,000	Poland Government Bond, 3.25%, due 07/25/25	488,497

		Total Poland (Cost: $3,395,909)	3,471,090

		Romania (Cost: $5,077,958) (3.8%)
RON	17,000,000	Romania Government Bond, 5.8%, due 07/26/27	5,151,461

		Russia (6.0%)
RUB	103,214,000	Russian Federal Bond — OFZ, 6.4%, due 05/27/20	1,447,564
RUB	139,000,000	Russian Federal Bond — OFZ, 7%, due 08/16/23	1,948,420
RUB	110,000,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	1,511,168
RUB	221,165,000	Russian Federal Bond — OFZ, 7.5%, due 08/18/21	$3,205,375

		Total Russia (Cost: $7,806,949)	8,112,527

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		Serbia (Cost: $3,500,372) (2.8%)
RSD	346,900,000	Serbia Treasury Bond, 10%, due 02/05/22	3,814,928

		South Africa (11.2%)
ZAR	38,400,000	South Africa Government Bond, 7%, due 02/28/31	2,314,263
ZAR	24,800,000	South Africa Government Bond, 7.75%, due 02/28/23	1,732,404
ZAR	38,390,595	South Africa Government Bond, 8%, due 01/31/30	2,551,674
ZAR	27,980,000	South Africa Government Bond, 8.25%, due 03/31/32	1,871,297
ZAR	48,740,267	South Africa Government Bond, 8.5%, due 01/31/37	3,267,827
ZAR	42,794,062	South Africa Government Bond, 10.5%, due 12/21/26	3,476,883

		Total South Africa (Cost: $13,153,413)	15,214,348

		Turkey (10.8%)
TRY	2,600,000	Turkey Government Bond, 6.3%, due 02/14/18	839,349
TRY	17,191,148	Turkey Government Bond, 8.3%, due 06/20/18	5,685,730
TRY	8,645,708	Turkey Government Bond, 9.4%, due 07/08/20	2,896,890
TRY	10,900,000	Turkey Government Bond, 10.6%, due 02/11/26	3,899,106
TRY	3,900,000	Turkey Government Bond, 10.7%, due 02/17/21	1,366,449

		Total Turkey (Cost: $14,823,614)	14,687,524

		Total Fixed Income Securities (Cost: $120,995,732) (97.1%)	132,347,374

Notional Amount		Currency Options
	$2,930,000	USD Call / MXN Put, Strike Price MXN 19.5, Expires 11/23/16 (5)	74,782
	1,500,000	USD Call / TRY Put, Strike Price TRY 3.08, Expires 08/15/16 (4)	3,722
	1,500,000	USD Call / TRY Put, Strike Price TRY 3.08, Expires 08/16/16 (4)	4,152
	2,975,000	USD Call / TRY Put, Strike Price TRY 3.08, Expires 09/15/16 (5)	30,595

		Total Currency Options (Cost: $235,109) (0.1%)	113,251

Principal Amount		Short-Term Investments
		Argentina (2.0%)
ARS	44,500,000	Letras del Banco Central de la Republica Argentina, 0%, due 12/07/16(6)	2,721,849
		Total Argentina (Cost: $2,914,344) (2.0%)	2,721,849

		Total Short-Term Investments (Cost: $2,914,344) (2.0%)	2,721,849

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Money Market Investments		Value
3,686,618	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (7)		$3,686,618

	Total Money Market Investments (Cost: $3,686,618) (2.7%)		3,686,618

	Total Investments (Cost: $127,831,803) ((101.9%)		138,869,092
	Liabilities in Excess of Other Assets (-2.1%)		(2,645,118)

	Total Net Assets (100.0%)		$136,223,974

Written Options — OTC
Notional Amount	Description	Premiums (Received)	Value
$3,050,000	USD Call / CNH Put, Strike Price CNH 7.72, Expires 02/14/17(4)	$(47,443)	$(2,477)
2,930,000	USD Call / MXN Put, Strike Price MXN 21, Expires 11/23/16(5)	(18,459)	(29,379)
1,500,000	USD Call / TRY Put, Strike Price TRY 3.28, Expires 08/15/16(4)	(11,991)	(72)
1,500,000	USD Call / TRY Put, Strike Price TRY 3.28, Expires 08/16/16(4)	(12,540)	(99)
2,975,000	USD Call / TRY Put, Strike Price TRY 3.33, Expires 09/15/16(5)	(51,467)	(3,427)

		$(141,900)	$(35,454)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	BRL	2,496,240	09/22/16	$720,000	$759,658	$39,658
Bank of America	CNH	19,977,500	08/19/16	3,050,000	3,008,358	(41,642)
Bank of America	EUR	1,440,000	12/08/16	1,602,000	1,619,235	17,235
Bank of America	HUF	810,862,600	10/25/16	2,840,000	2,916,805	76,805
Bank of America	KRW	3,316,880,000	08/29/16	2,790,577	2,960,522	169,945
Bank of America	MYR	13,360,020	09/07/16	3,210,000	3,275,040	65,040
Bank of America	PLN	26,940,494	09/12/16	6,830,000	6,909,534	79,534
Bank of America	THB	479,404,100	08/09/16	13,700,000	13,761,941	61,941
Citibank N.A.	PLN	5,614,000	09/12/16	1,400,000	1,439,845	39,845
Citibank N.A.	EUR	1,815,002	12/08/16	2,013,200	2,040,912	27,712
Citibank N.A.	IDR	30,227,650,000	08/18/16	2,269,343	2,302,604	33,261
Citibank N.A.	INR	186,553,125	09/08/16	2,750,000	2,767,698	17,698
Citibank N.A.	MYR	4,104,500	09/07/16	1,000,000	1,006,166	6,166
Citibank N.A.	MYR	8,736,858	10/11/16	2,165,000	2,137,743	(27,257)
Citibank N.A.	RUB	150,385,500	09/02/16	2,070,000	2,253,718	183,718

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	EUR	1,242,000	12/08/16	1,425,072	1,396,590	(28,482)
Goldman Sachs International	PLN	5,412,364	09/12/16	1,425,000	1,388,131	(36,869)
Morgan Stanley & Co.	EUR	500,000	12/08/16	564,937	562,234	(2,703)
Standard Chartered PLC	KRW	2,587,424,000	08/10/16	2,203,000	2,309,730	106,730
Standard Chartered PLC	MYR	4,796,400	10/11/16	1,200,000	1,173,588	(26,412)
Standard Chartered PLC	PHP	30,556,500	09/28/16	650,000	646,673	(3,327)
Standard Chartered PLC	TWD	88,742,500	09/08/16	2,738,966	2,781,703	42,737

				$58,617,095	$59,418,428	$801,333

SELL (9)
Bank of America	BRL	13,999,248	09/22/16	4,020,000	4,260,266	(240,266)
Bank of America	CNH	20,596,650	02/13/17	3,050,000	3,074,674	(24,674)
Bank of America	EUR	930,000	12/08/16	1,049,056	1,045,756	3,300
Bank of America	KRW	3,316,880,000	08/29/16	2,800,000	2,960,522	(160,522)
Bank of America	THB	212,760,000	08/09/16	6,001,693	6,107,562	(105,869)
Citibank N.A.	ARS	12,060,150	09/19/16	795,000	776,817	18,183
Citibank N.A.	CNH	30,123,270	08/19/16	4,540,000	4,536,181	3,819
Citibank N.A.	EUR	1,902,002	12/08/16	2,100,000	2,138,741	(38,741)
Citibank N.A.	IDR	30,227,650,000	08/18/16	2,230,000	2,302,604	(72,604)
Citibank N.A.	KRW	2,587,424,000	08/10/16	2,240,000	2,309,731	(69,731)
Citibank N.A.	RUB	150,385,500	09/02/16	1,798,225	2,253,718	(455,493)
Citibank N.A.	SGD	2,922,750	10/11/16	2,165,000	2,174,992	(9,992)
Citibank N.A.	TWD	88,742,500	09/08/16	2,750,000	2,781,702	(31,702)
Goldman Sachs International	EUR	1,285,000	12/08/16	1,459,230	1,444,942	14,288
Goldman Sachs International	SGD	1,621,225	10/11/16	1,200,000	1,206,450	(6,450)
JP Morgan Chase Bank	KRW	3,351,996,180	09/22/16	2,930,000	2,991,702	(61,702)
Morgan Stanley & Co.	EUR	880,000	12/08/16	997,040	989,532	7,508

				$42,125,244	$43,355,892	$(1,230,648)

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
CNH	-	Chinese Yuan Renminbi.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2016

MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	New Romanian Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
SGD	-	Singapore Dollar.
THB	-	Thai Baht.
TRY	-	New Turkish Lira.
TWD	-	Taiwan Dollar.
ZAR	-	South African Rand.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $611,800 or 0.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2016, the value of these securities amounted to $6,971,838 or 5.1% of net assets.

(4)		Over-the-counter traded option; Counterparty — Citigroup Global Market, Inc.

(5)		Over-the-counter traded option; Counterparty — Bank of America.

(6)		As of July 31, 2016 security is not accuring interest.

(7)		Rate disclosed is the 7-day net yield as of July 31, 2016.

(8)		Fund buys foreign currency, sells U.S. Dollar.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Foreign Government Bonds	96.6%
Oil & Gas	0.5
Currency Options	0.1
Short Term Investments	2.0
Money Market Investments	2.7

Total	101.9%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.0% of Net Assets)
$11,666	Educational Services of America, Inc. (12-2-A), (144A), 1.183%, due 04/25/39 (1)(2)	$11,402
1,116	Goal Capital Funding Trust (06-1-A3), 0.782%, due 11/25/26 (2)	1,113
6,009	Nelnet Student Loan Trust (12-5A-A), (144A), 1.053%, due 10/27/36 (1)(2)	5,787
5,122	Scholar Funding Trust (11-A-A), (144A), 1.534%, due 10/28/43 (1)(2)	5,024

	Total Asset-Backed Securities (Cost: $24,025)	23,326

	Commercial Mortgage-Backed Securities — Agency (1.1%)
16,158	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.803%, due 09/25/21 (2)	16,202
11,344	Federal National Mortgage Association (13-M4-ASQ2), 1.451%, due 02/25/18	11,355

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $27,537)	27,557

	Commercial Mortgage-Backed Securities — Non-Agency (0.6%)
1,171	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	1,175
5,412,760	LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.573%, due 09/15/39 (I/O)(1)(2)(3)	8,811
5,577	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	5,583

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $17,031)	15,569

	Residential Mortgage-Backed Securities — Agency (2.0%)
4,284	Federal Home Loan Mortgage Corp. (3346-FA), 0.711%, due 02/15/19 (2)	4,287
7,343	Federal Home Loan Mortgage Corp. (242-F29), 0.731%, due 11/15/36 (2)	7,315
11,419	Federal National Mortgage Association (01-70-OF), 1.438%, due 10/25/31 (2)	11,598
20,652	Federal National Mortgage Association (05-W3-2AF), 0.708%, due 03/25/45 (2)	20,114
5,513	Federal National Mortgage Association (93-247-FM), 1.891%, due 12/25/23 (2)	5,677

	Total Residential Mortgage-Backed Securities — Agency (Cost: $48,480)	48,991

	Residential Mortgage-Backed Securities — Non-Agency (13.5%)
13,986	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	14,416
7,097	Bear Stearns Alt-A Trust (04-13-A1), 1.228%, due 11/25/34 (2)	6,960
3,419	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.853%, due 08/25/43 (2)	3,385
11,946	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	12,235
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	58,796
9,268	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	9,487
12,474	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.473%, due 11/25/33 (2)	11,940
14,896	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.453%, due 08/25/34 (2)	14,113

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$6,258	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.903%, due 10/25/34 (2)	$6,188
42,363	JPMorgan Mortgage Trust (05-A6-7A1), 2.738%, due 08/25/35 (2)	40,484
35,982	MASTR Seasoned Securitization Trust (04-1-4A1), 2.7%, due 10/25/32 (2)	35,731
30,524	MASTR Seasoned Securitization Trust (05-1-4A1), 2.611%, due 10/25/32 (2)	30,586
31,097	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	33,233
10,280	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.388%, due 07/25/34 (2)	9,937
21,630	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	22,863
2,981	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	2,996
18,188	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	18,531

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $301,540)	331,881

	Corporate Bonds (12.2%)
	Airlines (2.8%)
51,020	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	57,142
12,845	JetBlue Airways Corp. Pass-Through Certificates, (04-2-G1), 1.001%, due 02/15/18 (EETC)(2)	12,845

	Total Airlines (Cost: $65,846)	69,987

	Banks (3.7%)
10,000	Bank of America Corp., 5.625%, due 10/14/16	10,097
7,000	Citigroup, Inc., 1.212%, due 08/25/36(2)	4,761
75,000	Citigroup, Inc., 2.326%, due 05/15/18(2)	76,457

	Total Banks (Cost: $90,642)	91,315

	Insurance (Cost: $67,892) (2.8%)
70,000	Nationwide Mutual Insurance Co., (144A), 2.943%, due 12/15/24 (1)(2)	68,250

	Miscellaneous Manufacturers (Cost: $47,808) (2.3%)
60,000	General Electric Capital Corp., 1.013%, due 05/05/26 (2)	56,635

	REIT (Cost: $14,817) (0.6%)
15,000	HCP, Inc., 3.15%, due 08/01/22	15,157

	Total Corporate Bonds (Cost: $287,005)	301,344

	U.S. Government Agency Obligations (4.7%)
20,000	Federal Farm Credit Bank, 0.508%, due 02/27/17 (2)	20,009
20,000	Federal Farm Credit Bank, 0.53%, due 11/06/17 (2)	19,998
25,000	Federal Home Loan Mortgage Corp., 0.492%, due 04/20/17 (2)	24,996
25,000	Federal National Mortgage Association, 0.478%, due 10/05/17 (2)	24,988

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value

$25,000	Federal National Mortgage Association, 0.507%, due 07/20/17 (2)	$24,994

	Total U.S. Government Agency Obligations (Cost: $114,983)	114,985

	Total Fixed Income Securities (Cost: $820,601) (35.1%)	863,653

Number of Shares	Money Market Investments
8,097	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (4)(5)	8,097

	Total Money Market Investments (Cost: $8,097) (0.3%)	8,097

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (56.3%)
$140,000	U.S. Treasury Bill, 0.08%, due 08/04/16(6)	139,999
415,000	U.S. Treasury Bill, 0.17%, due 08/18/16(6)	414,966
170,000	U.S. Treasury Bill, 0.2%, due 09/15/16(5)(6)	169,956
290,000	U.S. Treasury Bill, 0.23%, due 10/06/16(6)	289,875
210,000	U.S. Treasury Bill, 0.25%, due 10/20/16(6)	209,884
90,000	U.S. Treasury Bill, 0.25%, due 10/27/16(6)	89,946
75,000	U.S. Treasury Bill, 0.26%, due 11/25/16(6)	74,938

	Total U.S. Treasury Securities (Cost: $1,389,341)	1,389,564

	Total Short-Term Investments (Cost: $1,389,341) (56.3%)	1,389,564

	Total Investments (Cost: $2,218,039) (91.7%)	2,261,314
	Excess of Other Assets over Liabilities (8.3%)	205,094

	Net Assets (100.0%)	$2,466,408

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2016

Total Return Swaps (5)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Depreciation	Premium Paid	Value
OTC Swaps
$1,502,225	8/23/16	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(7)	$(42,251)	$—	$(42,251)
1,037,672	8/23/16	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills plus 0.2%	Citi Custom CIVICS H Index(8)	(29,371)	—	(29,371)

					$(71,622)	$—	$(71,622)

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
OTC	Over the Counter.
REIT	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $99,274 or 4.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

(3)	Restricted security (Note 3).

(4)	Rate disclosed is the 7-day net yield as of July 31, 2016.

(5)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(6)	Rate shown represents yield-to-maturity.

(7)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.

(8)	Custom Index has exposure to the following commodities: Natural Gas, Crude Oil, Coffee, Brent Crude, Soybean Oil, Heating Oil, RBOB Gasoline, Gold, Kansas Wheat, Live Cattle, Wheat, Cotton, Soybean Meal, Zinc, Sugar, COMEX Silver, Soybeans, Aluminum, Nickel, Copper, and Corn.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Airlines	2.8%
Asset-Backed Securities	1.0
Banks	3.7
Commercial Mortgage-Backed Securities — Agency	1.1
Commercial Mortgage-Backed Securities — Non-Agency	0.6
Insurance	2.8
Miscellaneous Manufacturers	2.3
REIT	0.6
Residential Mortgage-Backed Securities — Agency	2.0
Residential Mortgage-Backed Securities — Non-Agency	13.5
U.S. Government Agency Obligations	4.7
U.S. Treasury Bills	56.3
Money Market Investments	0.3

Total	91.7%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (20.8% of Net Assets)
	Airlines (2.4%)
$159,823	American Airlines, Inc. Pass-Through Trust (13-2A), 4.95%, due 07/15/24 (EETC)	$175,406
37,239	Continental Airlines, Inc. Pass-Through Trust (01-1A-1), 6.703%, due 12/15/22 (EETC)	39,147
77,478	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	88,712
29,359	JetBlue Airways Corp. Pass-Through Certificates, (04-2-G1), 1.001%, due 02/15/18 (EETC)(1)	29,360
16,930	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	19,321
47,967	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	55,941

	Total Airlines	407,887

	Auto Manufacturers (0.6%)
100,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	102,564

	Banks (6.9%)
45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18(2)	51,410
250,000	Bank of America N.A., 6.1%, due 06/15/17	260,454
200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22(3)	227,900
300,000	Chase Capital VI, 1.261%, due 08/01/28(1)	253,875
70,000	Citigroup, Inc., 1.212%, due 08/25/36(1)	47,613
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	117,086
40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18(3)	43,017
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	101,155
85,000	Wells Fargo & Co., 3%, due 04/22/26	87,362

	Total Banks	1,189,872

	Beverages (0.5%)
14,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	14,994
24,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	29,456
35,000	Molson Coors Brewing Co., 3%, due 07/15/26	35,819

	Total Beverages	80,269

	Biotechnology (0.3%)
22,000	Amgen, Inc., (144A), 4.663%, due 06/15/51 (3)	23,730
20,000	Celgene Corp., 3.875%, due 08/15/25	21,739

	Total Biotechnology	45,469

	Computers (0.2%)
35,000	Apple, Inc., 4.65%, due 02/23/46	40,031

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Electric (1.7%)
$50,000	AEP Texas Central Co., (144A), 3.85%, due 10/01/25(3)	$54,624
50,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25(3)	53,954
75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	78,970
40,000	ITC Holdings Corp., 3.65%, due 06/15/24	42,298
60,000	NextEra Energy Capital Holdings, Inc., 1.586%, due 06/01/17	60,208

	Total Electric	290,054

	Insurance (0.6%)
100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53(1)(3)	109,278

	Media (0.5%)
20,000	21st Century Fox America, Inc., 4.95%, due 10/15/45	23,820
22,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, due 09/01/23	23,183
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, (144A), 6.484%, due 10/23/45 (3)	35,833

	Total Media	82,836

	Miscellaneous Manufacturers (1.0%)
200,000	General Electric Capital Corp., 1.106%, due 08/15/36(1)	170,294

	Oil & Gas (0.1%)
9,000	Devon Energy Corp., 5.85%, due 12/15/25	9,905

	Pharmaceuticals (1.4%)
50,000	AbbVie, Inc., 4.5%, due 05/14/35	54,088
20,000	Actavis Funding SCS (Luxembourg), 3.8%, due 03/15/25	21,292
20,000	Actavis Funding SCS (Luxembourg), 4.75%, due 03/15/45	22,247
25,000	AstraZeneca PLC (United Kingdom), 3.375%, due 11/16/25	26,924
20,000	Baxalta, Inc., 2.875%, due 06/23/20	20,287
30,000	Johnson & Johnson, 3.7%, due 03/01/46	34,829
40,000	Mylan NV (Netherlands), (144A), 2.5%, due 06/07/19 (3)	40,761
20,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (3)	16,800
6,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (3)	5,010

	Total Pharmaceuticals	242,238

	Pipelines (0.5%)
40,000	Boardwalk Pipelines LP, 5.875%, due 11/15/16	40,424
50,000	Energy Transfer Partners LP, 5.15%, due 03/15/45	45,611

	Total Pipelines	86,035

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
		REIT (2.4%)
	$50,000	HCP, Inc., 3.15%, due 08/01/22	$50,523
	50,000	Highwoods Realty LP, 5.85%, due 03/15/17	51,304
	100,000	SL Green Realty Corp., 5%, due 08/15/18	105,266
	200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17(3)	200,202

		Total REIT	407,295

		Retail (0.4%)
	60,000	Walgreens Boots Alliance, Inc., 3.45%, due 06/01/26	62,965

		Software (0.4%)
	25,000	Microsoft Corp., 4.45%, due 11/03/45	28,690
	35,000	Oracle Corp., 2.4%, due 09/15/23	35,349

		Total Software	64,039

		Telecommunications (0.9%)
	45,000	AT&T, Inc., 1.561%, due 06/30/20 (1)	44,976
	25,000	AT&T, Inc., 4.125%, due 02/17/26	27,276
	75,000	Verizon Communications, Inc., 4.862%, due 08/21/46	84,583

		Total Telecommunications	156,835

		Total Corporate Bonds (Cost: $3,268,157)	3,547,866

		Foreign Government Bonds (34.6%)
AUD	186,000	Australia Government Bond, (Reg. S), 2.75%, due 04/21/24(2)	151,237
EUR	360,000	Bundesrepublik Deutschland (Germany), (Reg. S), 2.25%, due 09/04/21(2)	461,345
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20(3)	363,748
DKK	900,000	Denmark Government Bond, 1.75%, due 11/15/25	156,906
EUR	253,000	France Government Bond OAT, (Reg. S), 2.5%, due 05/25/30(2)	366,325
EUR	65,000	France Government Bond OAT, (Reg. S), 3.25%, due 10/25/21(2)	86,715
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24(2)	76,512
ILS	280,000	Israel Government Bond, 5.5%, due 01/31/22	91,652
EUR	732,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	1,038,326
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	996,092
JPY	27,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	378,606
NOK	1,350,000	Norway Government Bond, (Reg. S), 3.75%, due 05/25/21(2)	184,607
PLN	265,000	Poland Government Bond, 3.25%, due 07/25/25	70,431
	$250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24(2)	280,875
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19	270,468
EUR	245,000	Spain Government Bond, (Reg. S), 2.75%, due 10/31/24(2)	316,292
SEK	500,000	Sweden Government Bond, 3.5%, due 06/01/22	72,060

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount		Fixed Income Securities	Value
GBP	352,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24(2)	$547,165

		Total Foreign Government Bonds (Cost: $6,200,838)	5,909,362

		Asset-Backed Securities (4.7%)
	$40,000	Dryden Senior Loan Fund, (144A), 2.18%, due 04/15/27 (1)(3)	40,012
	38,520	Educational Funding of the South, Inc. (11-1-A2), 1.288%, due 04/25/35 (1)	37,879
	40,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 2.179%, due 04/18/26 (1)(3)	40,002
	20,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 2.129%, due 01/18/27 (1)(3)	20,001
	40,000	Magnetite XII, Ltd. (15-12A-A), (144A), 2.18%, due 04/15/27 (1)(3)	40,005
	80,000	Navient Student Loan Trust (14-8-A3), 1.088%, due 05/27/31 (1)	76,596
	50,000	Navient Student Loan Trust (16-2-A3), (144A), 1.953%, due 06/25/65 (1)(3)	50,892
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.5%, due 02/25/36 (1)(3)	102,624
	74,190	SLC Student Loan Trust (08-1-A4A), 2.253%, due 12/15/32 (1)	74,804
	50,000	SLM Student Loan Trust (07-3-A4), 0.775%, due 01/25/22 (1)	46,585
	78,424	SLM Student Loan Trust (07-6-A4), 1.095%, due 10/25/24 (1)	76,825
	17,033	SLM Student Loan Trust (08-9-A), 2.215%, due 04/25/23 (1)	17,017
	50,000	SLM Student Loan Trust (11-2-A2), 1.688%, due 10/25/34 (1)	48,068
	62,026	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (3)	61,483
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.821%, due 07/01/42 (1)(3)	38,686
	40,000	Voya CLO, Ltd. (14-4A-A1), (144A), 2.173%, due 10/14/26 (1)(3)	40,001

		Total Asset-Backed Securities (Cost: $795,918)	811,480

		Commercial Mortgage-Backed Securities — Agency (1.8%)
	348,809	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KSCT-AX), 1.242%, due 01/25/20(1) (I/O)	11,333
	72,036	Federal National Mortgage Association, Pool #467731, 4.62%, due 04/01/21	80,551
	71,206	Federal National Mortgage Association, Pool #460605, 6.09%, due 01/01/17	72,404
	120,672	Federal National Mortgage Association (12-M10-AFL), 0.938%, due 09/25/22(1)	120,018
	27,987	Federal National Mortgage Association (14-M12-FA), 0.739%, due 10/25/21(1)	27,739

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $336,185)	312,045

		Commercial Mortgage-Backed Securities — Non-Agency (0.5%)
	1,848,176	Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.189%, due 04/11/37 (I/O)(1)(3)(4)	470
	22,162	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	22,200
	1,514,343	Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.664%, due 12/15/31 (I/O)(1)(3)(4)	5,945
	59,269	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (3)	62,430

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $105,075)	91,045

		Residential Mortgage-Backed Securities — Agency (10.6%)
	14,434	Federal Home Loan Mortgage Corp. (2990-ND), 15.668%, due 12/15/34 (I/F) (PAC)(1)	16,872

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$123,605	Federal Home Loan Mortgage Corp. (3439-SC), 5.419%, due 04/15/38 (I/O) (I/F)(1)	$21,473
64,788	Federal Home Loan Mortgage Corp., Pool #G08682, 4%, due 12/01/45	69,395
28,702	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	30,311
67,628	Federal Home Loan Mortgage Corp., Pool #G08693, 3.5%, due 03/01/46	71,420
76,727	Federal Home Loan Mortgage Corp., Pool #G08694, 4%, due 02/01/46	82,182
107,456	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	113,482
39,566	Federal Home Loan Mortgage Corp., Pool #G08701, 3%, due 04/01/46	41,181
29,606	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	31,266
14,498	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	15,260
80,354	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	87,620
142,124	Federal National Mortgage Association (07-52-LS), 5.562%, due 06/25/37 (I/O) (I/F)(1)	22,656
130,855	Federal National Mortgage Association (08-18-SM), 6.512%, due 03/25/38 (I/O) (I/F)(1)	23,360
92,778	Federal National Mortgage Association (09-115-SB), 5.762%, due 01/25/40 (I/O) (I/F)(1)	17,153
194,413	Federal National Mortgage Association (10-116-SE), 6.112%, due 10/25/40 (I/O) (I/F)(1)	34,919
166,652	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	178,328
188,057	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	202,069
71,178	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	75,995
93,707	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	98,795
76,443	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	81,606
80,000	Federal National Mortgage Association TBA, 2.5%(5)	82,866
35,000	Federal National Mortgage Association TBA, 3%(5)	36,425
65,000	Federal National Mortgage Association TBA, 3.5%(5)	68,656
45,000	Federal National Mortgage Association TBA, 4%(5)	48,247
50,000	Federal National Mortgage Association TBA, 4.5%(5)	54,531
121,532	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC)	27,864
288,520	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	25,648
269,607	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	12,384
9,927	Government National Mortgage Association, Pool #MA3663, 3.5%, due 05/20/46	10,568
68,797	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	73,242
50,000	Government National Mortgage Association II TBA, 3.5%(5)	53,144

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,787,114)	1,808,918

	Residential Mortgage-Backed Securities — Non-Agency (4.0%)
103,736	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.661%, due 10/25/35 (1)(6)	86,178
45,981	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	49,462
141,275	Lehman XS Trust (06-9-A1B), 0.613%, due 05/25/46 (1)	123,106
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.783%, due 04/25/37 (1)	154,008
112,615	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.863%, due 12/25/34 (1)	110,947

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$248,078	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.281%, due 05/25/36 (1)(6)	$155,423

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $534,613)	679,124

	U.S. Government Agency Obligations (1.4%)
80,000	Federal Farm Credit Bank, 0.483%, due 04/26/17 (1)	80,006
80,000	Federal Farm Credit Bank, 0.499%, due 09/14/16 (1)	80,009
80,000	Federal Farm Credit Bank, 0.532%, due 04/17/17 (1)	80,017

	Total U.S. Government Agency Obligations (Cost: $239,975)	240,032

	U.S. Treasury Securities (16.2%)
640,000	U.S. Treasury Bond, 2.5%, due 05/15/46	684,101
500,000	U.S. Treasury Note, 0.625%, due 08/31/17	500,027
180,000	U.S. Treasury Note, 0.75%, due 02/28/18	180,302
445,000	U.S. Treasury Note, 1.125%, due 07/31/21	446,999
940,000	U.S. Treasury Note, 1.625%, due 05/15/26	954,100

	Total U.S. Treasury Securities (Cost: $2,680,288)	2,765,529

	Total Fixed Income Securities (Cost: $15,948,163) (94.6%)	16,165,401

Number of Shares	Money Market Investments
448,966	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25% (7)	448,966

	Total Money Market Investments (Cost: $448,966) (2.6%)	448,966

Principal Amount	Short-Term Investments
	Discount Notes (0.9%) (Cost: $157,917)
$158,000	Federal Home Loan Bank, 0.24%, due 09/06/16(8)	157,962

	U.S. Treasury Securities (6.1%)
100,000	U.S. Treasury Bill, 0.08%, due 08/04/16(8)	99,999
100,000	U.S. Treasury Bill, 0.19%, due 09/01/16(8)	99,983
130,000	U.S. Treasury Bill, 0.2%, due 09/15/16(8)	129,967
580,000	U.S. Treasury Bill, 0.25%, due 10/20/16(8)	579,678
130,000	U.S. Treasury Bill, 0.25%, due 10/27/16(8)	129,922

	Total U.S. Treasury Securities (Cost: $1,039,423)	1,039,549

	Total Short-Term Investments (Cost: $1,197,340) (7.0%)	1,197,511

	Total Investments (Cost: $17,594,469) (104.2%)	17,811,878
	Liabilities in Excess of Other Assets (-4.2%)	(713,306)

	Total Net Assets (100.0%)	$17,098,572

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Barclays Capital	EUR	585,000	10/11/16	$654,539	$656,122	$1,583
Barclays Capital	JPY	59,700,000	10/11/16	594,230	584,082	(10,148)

				$1,248,769	$1,240,204	$(8,565)

SELL (10)
Barclays Capital	ILS	360,000	10/13/16	93,140	94,588	(1,448)
Barclays Capital	SGD	300,000	10/11/16	222,195	223,248	(1,053)

				$315,335	$317,836	$(2,501)

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
DKK	-	Danish Krone.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2016, the value of these securities amounted to $2,522,483 or 14.8% of net assets.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $1,677,408 or 9.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Restricted security (Note 3).

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)	Rate disclosed is the 7-day net yield as of July 31, 2016.

(8)	Rate shown represents yield-to-maturity.

(9)	Fund buys foreign currency, sells U.S. Dollar.

(10)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Airlines	2.4%
Asset-Backed Securities	4.7
Auto Manufacturers	0.6
Banks	6.9
Beverages	0.5
Biotechnology	0.3
Commercial Mortgage-Backed Securities — Agency	1.8
Commercial Mortgage-Backed Securities — Non-Agency	0.5
Computers	0.2
Electric	1.7
Foreign Government Bonds	34.6
Insurance	0.6
Media	0.5
Miscellaneous Manufacturers	1.0
Oil & Gas	0.1
Pharmaceuticals	1.4
Pipelines	0.5
REIT	2.4
Residential Mortgage-Backed Securities — Agency	10.6
Residential Mortgage-Backed Securities — Non-Agency	4.0
Retail	0.4
Short Term Investments	7.0
Software	0.4
Telecommunications	0.9
U.S. Government Agency Obligations	1.4
U.S. Treasury Securities	16.2
Money Market Investments	2.6

Total	104.2%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2016

Country	Percentage of Net Assets
Australia	0.9%
Canada	2.2
Denmark	0.9
France	2.6
Germany	2.7
Great Britain	3.4
Ireland	0.5
Israel	0.6
Italy	6.1
Japan	8.0
Luxembourg	0.2
Mexico	1.3
Netherlands	0.9
Norway	1.1
Poland	0.4
Romania	1.6
Singapore	1.6
Spain	1.9
Sweden	0.4
United Kingdom	0.5
United States	66.4

Total	104.2%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Bank Loans (5.1% of Net Assets)
	Aerospace/Defense (0.5%)
$50,000	TransDigm, Inc., 2015 Term Loan E, 4.253%, due 05/14/22(1)	$49,909
45,000	TransDigm, Inc., 2016 Delayed Draw Term Loan F, 4.358%, due 06/09/23(1)	44,838
50,000	TransDigm, Inc., 2016 Term Loan F, 4.326%, due 06/09/23(1)	49,819

	Total Aerospace/Defense	144,566

	Electric (1.1%)
150,000	Dynegy, Inc., Term Loan B2, 5.276%, due 06/20/23(1)	150,313
154,755	Lonestar Generation LLC, Term Loan B, 6.388%, due 02/22/21(1)	121,483
47,145	Texas Competitive Electric Holdings Co., LLC, 2016 DIP Term Loan B, 5.226%, due 10/31/17(1)	47,292
13,928	Texas Competitive Electric Holdings Co., LLC, 2016 DIP Term Loan C, 5.226%, due 07/27/23(1)	13,971

	Total Electric	333,059

	Electronics (0.7%)
199,499	Lully Finance LLC (France), USD Term Loan B1, 5.13%, due 10/14/22(1)	200,247

	Entertainment (0.3%)
85,000	NEP/NCP Holdco, Inc., 2nd Lien Term Loan, 10.6%, due 07/22/20(1)	84,044

	Healthcare-Services (0.2%)
49,749	Community Health Systems, Inc., Term Loan G, 4.822%, due 12/31/19(1)	49,034

	Lodging (0.6%)
188,783	CityCenter Holdings LLC, Term Loan B, 4.238%, due 10/16/20(1)	189,963

	Media (0.4%)
135,254	Nexstar Broadcasting, Inc., Bridge Term Loan, 8.35%, due 03/28/17(1)	135,254

	Packaging & Containers (1.1%)
124,063	Peacock Engineering Co., LLC, 2015 Term Loan B, 5.637%, due 07/09/22(1)	123,791
225,000	Reynolds Group Holdings, Inc., 2016 USD Term Loan, 4.472%, due 02/01/23(1)	225,523

	Total Packaging & Containers	349,314

	Pharmaceuticals (0.2%)
50,000	NBTY, Inc., USD Term Loan B, 5.44%, due 05/05/23(1)	49,875

	Total Bank Loans (Cost: $1,563,191)	1,535,356

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (77.1%)
	Advertising (0.8%)
$100,000	Lamar Media Corp., (144A), 5.75%, due 02/01/26(2)	$107,250
121,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, due 02/15/22	125,386

	Total Advertising	232,636

	Aerospace/Defense (1.0%)
79,000	KLX, Inc., (144A), 5.875%, due 12/01/22(2)	80,430
75,000	Orbital ATK, Inc., 5.25%, due 10/01/21	78,375
90,000	Orbital ATK, Inc., 5.5%, due 10/01/23	95,850
50,000	TransDigm, Inc., 5.5%, due 10/15/20	51,500

	Total Aerospace/Defense	306,155

	Airlines (2.6%)
295,720	American Airlines, Inc. Pass-Through Trust (13-2-B), (144A), 5.6%, due 01/15/22 (EETC)(2)	308,288
162,285	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	172,534
264,129	Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1), 6.718%, due 07/02/24 (EETC)	302,428

	Total Airlines	783,250

	Auto Parts & Equipment (0.8%)
150,000	Goodyear Tire & Rubber Co. (The), 5.125%, due 11/15/23	159,375
40,000	Tenneco, Inc., 5%, due 07/15/26	41,000
50,000	Tenneco, Inc., 5.375%, due 12/15/24	53,125

	Total Auto Parts & Equipment	253,500

	Banks (1.1%)
500,000	Citigroup, Inc., 1.212%, due 08/25/36(3)	340,091

	Beverages (1.9%)
175,000	Constellation Brands, Inc., 6%, due 05/01/22	203,000
110,000	Cott Beverages, Inc., 6.75%, due 01/01/20	115,643
225,000	DS Services of America, Inc., (144A), 10%, due 09/01/21(2)	254,673

	Total Beverages	573,316

	Building Materials (0.8%)
240,000	Standard Industries, Inc., (144A), 5.125%, due 02/15/21(2)	251,550

	Chemicals (1.1%)
75,000	MPM Escrow LLC, 8.875%, due 10/15/20(4)	—

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Chemicals (Continued)
$325,000	Valvoline, Inc., (144A), 5.5%, due 07/15/24(2)	$337,594

	Total Chemicals	337,594

	Coal (0.0%)
66,950	Walter Energy, Inc., (144A), 11%, due 04/01/20(2)(4)	23

	Commercial Services (1.2%)
110,000	IHS Markit, Ltd., (144A), 5%, due 11/01/22(2)	113,575
165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21(2)	172,425
80,000	United Rentals North America, Inc., 4.625%, due 07/15/23	82,000

	Total Commercial Services	368,000

	Diversified Financial Services (2.4%)
250,000	Ally Financial, Inc., 3.25%, due 11/05/18	253,450
100,000	CIT Group, Inc., 3.875%, due 02/19/19	102,250
350,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19(2)	371,875

	Total Diversified Financial Services	727,575

	Electric (0.4%)
320,180	Homer City Generation LP, 8.734%, due 10/01/26	109,662

	Engineering & Construction (0.5%)
50,000	SBA Communications Corp., 4.875%, due 07/15/22	51,438
100,000	SBA Communications Corp., 5.625%, due 10/01/19	103,125

	Total Engineering & Construction	154,563

	Entertainment (3.8%)
400,000	Carmike Cinemas, Inc., (144A), 6%, due 06/15/23(2)	421,000
415,000	Churchill Downs, Inc., (144A), 5.375%, due 12/15/21(2)	425,894
125,000	Isle of Capri Casinos, Inc., 5.875%, due 03/15/21	130,625
175,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., (144A), 6.125%, due 08/15/21(2)	179,812

	Total Entertainment	1,157,331

	Environmental Control (0.8%)
245,000	Clean Harbors, Inc., 5.125%, due 06/01/21	250,831

	Food (0.8%)
20,000	B&G Foods, Inc., 4.625%, due 06/01/21	20,650

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Food (Continued)
$145,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., (144A), 5.875%, due 01/15/24(2)	$154,788
71,000	TreeHouse Foods, Inc., (144A), 6%, due 02/15/24(2)	76,680

	Total Food	252,118

	Food Service (1.2%)
240,000	Aramark Services, Inc., (144A), 5.125%, due 01/15/24(2)	248,400
105,000	Aramark Services, Inc., 5.75%, due 03/15/20	108,412

	Total Food Service	356,812

	Healthcare-Products (0.7%)
141,000	Hill-Rom Holdings, Inc., (144A), 5.75%, due 09/01/23(2)	147,352
30,000	Hologic, Inc., (144A), 5.25%, due 07/15/22(2)	31,913
24,000	Teleflex, Inc., 4.875%, due 06/01/26	24,750

	Total Healthcare-Products	204,015

	Healthcare-Services (9.7%)
76,000	Acadia Healthcare Co., Inc., 6.5%, due 03/01/24	78,707
15,000	Centene Corp., 5.625%, due 02/15/21	15,881
185,000	DaVita HealthCare Partners, Inc., 5.125%, due 07/15/24	191,937
140,000	DaVita HealthCare Partners, Inc., 5.75%, due 08/15/22	148,400
25,000	Fresenius Medical Care US Finance II, Inc., (144A), 4.125%, due 10/15/20(2)	26,359
80,000	Fresenius Medical Care US Finance II, Inc., (144A), 4.75%, due 10/15/24(2)	85,600
100,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.875%, due 01/31/22(2)	113,250
150,000	Fresenius Medical Care US Finance, Inc., (144A), 5.75%, due 02/15/21(2)	169,500
125,000	HCA, Inc., 4.75%, due 05/01/23	130,586
600,000	HCA, Inc., 6.5%, due 02/15/20	662,280
200,000	HealthSouth Corp., 5.75%, due 11/01/24	208,500
40,000	LifePoint Health, Inc., 5.5%, due 12/01/21	42,058
155,000	Molina Healthcare, Inc., (144A), 5.375%, due 11/15/22(2)	158,875
45,000	MPH Acquisition Holdings LLC, (144A), 7.125%, due 06/01/24(2)	48,375
42,000	RegionalCare Hospital Partners Holdings, Inc., (144A), 8.25%, due 05/01/23(2)	44,205
230,000	Tenet Healthcare Corp., 4.152%, due 06/15/20(3)	229,425
150,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	152,063
205,000	Tenet Healthcare Corp., 6%, due 10/01/20	217,802
185,000	WellCare Health Plans, Inc., 5.75%, due 11/15/20	191,592

	Total Healthcare-Services	2,915,395

	Home Builders (0.2%)
50,000	Shea Homes LP / Shea Homes Funding Corp., (144A), 6.125%, due 04/01/25(2)	51,280

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Household Products/Wares (0.9%)
$100,000	Central Garden & Pet Co., 6.125%, due 11/15/23	$105,750
72,000	Spectrum Brands, Inc., 5.75%, due 07/15/25	78,210
75,000	Spectrum Brands, Inc., 6.625%, due 11/15/22	79,969

	Total Household Products/Wares	263,929

	Housewares (0.3%)
75,000	RSI Home Products, Inc., (144A), 6.5%, due 03/15/23(2)	79,219

	Leisure Time (0.8%)
245,000	NCL Corp., Ltd., (144A), 5.25%, due 11/15/19(2)	251,738

	Lodging (1.6%)
100,000	Boyd Gaming Corp., 6.875%, due 05/15/23	107,625
275,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, due 10/15/21	285,124
70,000	MGM Resorts International, 8.625%, due 02/01/19	79,625

	Total Lodging	472,374

	Media (12.0%)
200,000	Altice US Finance I Corp. (Luxembourg), (144A), 5.375%, due 07/15/23(2)	207,250
280,000	Cable One, Inc., (144A), 5.75%, due 06/15/22(2)	293,300
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, due 01/31/22	317,625
165,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 5.125%, due 12/15/21(2)	164,897
30,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 6.375%, due 09/15/20(2)	31,050
35,000	CSC Holdings LLC, 6.75%, due 11/15/21	37,275
198,000	CSC Holdings LLC, 8.625%, due 02/15/19	221,141
300,000	DISH DBS Corp., 7.875%, due 09/01/19	331,875
221,000	LIN Television Corp., 5.875%, due 11/15/22	230,392
60,000	Midcontinent Communications & Finance Co., (144A), 6.875%, due 08/15/23(2)	62,925
200,000	Neptune Finco Corp., (144A), 6.625%, due 10/15/25(2)	215,750
250,000	Nexstar Escrow Corp., (144A), 5.625%, due 08/01/24(2)	254,375
10,000	Nielsen Finance LLC / Nielsen Finance Co., (144A), 5%, due 04/15/22(2)	10,375
270,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	283,669
50,000	Sirius XM Radio, Inc., (144A), 4.25%, due 05/15/20(2)	51,098
495,000	Sirius XM Radio, Inc., (144A), 5.75%, due 08/01/21(2)	517,902
8,000	TEGNA, Inc., 5.125%, due 10/15/19	8,300
175,000	Univision Communications, Inc., (144A), 5.125%, due 05/15/23(2)	180,688

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$180,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.375%, due 04/15/21(2)	$187,875

	Total Media	3,607,762

	Oil & Gas (0.6%)
70,000	Concho Resources, Inc., 5.5%, due 04/01/23	69,475
60,000	Gulfport Energy Corp., 6.625%, due 05/01/23	60,750
45,000	Range Resources Corp., 4.875%, due 05/15/25	42,975

	Total Oil & Gas	173,200

	Packaging & Containers (5.8%)
285,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 3.652%, due 12/15/19(2)(3)	288,206
345,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 3.876%, due 05/15/21(2)(3)	351,900
15,000	Ball Corp., 4%, due 11/15/23	15,281
150,000	Ball Corp., 4.375%, due 12/15/20	161,250
80,000	Berry Plastics Corp., 5.125%, due 07/15/23	82,900
360,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	373,050
170,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), (144A), 4.127%, due 07/15/21(2)(3)	171,700
295,000	Sealed Air Corp., (144A), 5.125%, due 12/01/24(2)	311,594

	Total Packaging & Containers	1,755,881

	Pharmaceuticals (4.1%)
200,000	Grifols Worldwide Operations, Ltd. (Ireland), 5.25%, due 04/01/22	209,500
120,000	NBTY, Inc., (144A), 7.625%, due 05/15/21(2)	122,850
227,000	Quintiles Transnational Corp., (144A), 4.875%, due 05/15/23(2)	233,668
100,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.625%, due 12/01/21(2)	85,505
354,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23(2)	297,360
335,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25(2)	279,725

	Total Pharmaceuticals	1,228,608

	Pipelines (2.7%)
670,000	Energy Transfer Partners LP, 3.654%, due 11/01/66(3)	459,352
290,000	Sabine Pass LNG LP, 7.5%, due 11/30/16	294,350
70,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.5%, due 07/01/21	70,000

	Total Pipelines	823,702

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	REIT (1.2%)
$145,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	$152,612
105,000	Equinix, Inc., 5.875%, due 01/15/26	113,400
85,000	VEREIT Operating Partnership LP, 4.125%, due 06/01/21	88,613

	Total REIT	354,625

	Retail (1.1%)
190,000	Dollar Tree, Inc., 5.75%, due 03/01/23	206,150
110,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 5%, due 06/01/24(2)	115,225

	Total Retail	321,375

	Semiconductors (1.4%)
200,000	NXP BV / NXP Funding LLC (Netherlands), (144A), 3.75%, due 06/01/18(2)	204,250
200,000	NXP BV / NXP Funding LLC (Netherlands), (144A), 4.125%, due 06/01/21(2)	206,500

	Total Semiconductors	410,750

	Software (4.0%)
75,000	First Data Corp., (144A), 5%, due 01/15/24(2)	75,844
125,000	First Data Corp., (144A), 5.375%, due 08/15/23(2)	128,906
450,000	First Data Corp., (144A), 6.75%, due 11/01/20(2)	471,937
80,000	MSCI, Inc., (144A), 5.75%, due 08/15/25(2)	87,184
60,000	Open Text Corp. (Canada), (144A), 5.875%, due 06/01/26(2)	62,513
125,000	PTC, Inc., 6%, due 05/15/24	132,944
225,000	SS&C Technologies Holdings, Inc., 5.875%, due 07/15/23	234,563

	Total Software	1,193,891

	Telecommunications (8.8%)
125,000	Frontier Communications Corp., 8.875%, due 09/15/20	134,494
145,000	Intelsat Jackson Holdings S.A. (Luxembourg), 5.5%, due 08/01/23	95,700
80,000	Level 3 Financing, Inc., 5.125%, due 05/01/23	83,100
30,000	Level 3 Financing, Inc., 5.625%, due 02/01/23	31,613
75,000	Qwest Corp., 6.75%, due 12/01/21	82,781
100,000	Qwest Corp., 7.25%, due 09/15/25	109,209
190,000	SBA Telecommunications, Inc., 5.75%, due 07/15/20	196,650
200,000	SoftBank Group Corp. (Japan), (144A), 4.5%, due 04/15/20(2)	207,750
25,000	Sprint Communications, Inc., 6%, due 11/15/22	21,510
610,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18(2)	662,643
130,000	Sprint Nextel Corp., 9.25%, due 04/15/22	132,600
100,000	T-Mobile USA, Inc., 6.5%, due 01/15/24	107,375
620,000	T-Mobile USA, Inc., 6.625%, due 11/15/20	638,987

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$110,000	T-Mobile USA, Inc., 6.731%, due 04/28/22	$115,637
15,000	Windstream Services LLC, 6.375%, due 08/01/23	13,050

	Total Telecommunications	2,633,099

	Total Corporate Bonds (Cost: $23,009,417)	23,195,850

	Residential Mortgage-Backed Securities — Non-Agency (0.2%)
85,000	Soundview Home Loan Trust (06-EQ1-A4), 0.738%, due 10/25/36(3)	61,434

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $59,712)	61,434

	Total Fixed Income Securities (Cost: $24,632,320) (82.4%)	24,792,640

Number of Shares	Money Market Investments
87,853	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25%(5)	87,853

	Total Money Market Investments (Cost: $87,853) (0.3%)	87,853

Principal Amount	Short-Term Investments
	Discount Notes (3.2%)
$369,000	Federal Home Loan Bank, 0.29%, due 09/06/16 (6)	368,911
600,000	Federal National Mortgage Association, 0.23%, due 10/17/16 (6)	599,609

	Total Discount Notes (Cost: $968,226)	968,520

	U.S. Treasury Securities
2,790,000	U.S. Treasury Bill, 0.082%, due 08/04/16(6)	2,789,975
400,000	U.S. Treasury Bill, 0.125%, due 08/11/16(6)	399,985
560,000	U.S. Treasury Bill, 0.232%, due 10/13/16(6)	559,737
690,000	U.S. Treasury Bill, 0.235%, due 10/06/16(6)	689,702
240,000	U.S. Treasury Bill, 0.25%, due 10/20/16(6)	239,867

	Total U.S. Treasury Securities (Cost: $4,678,923) (15.6%)	4,679,266

	Total Short-Term Investments (Cost: $5,647,149) (18.8%)	5,647,786

	Total Investments (Cost: $30,367,322) (101.5%)	30,528,279
	Liabilities in Excess of Other Assets (-1.5%)	(456,302)

	Net Assets (100.0%)	$30,071,977

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Credit Default Swaps — Buy Protection

Notional Amount(7)	Implied Credit Spread(8)	Expiration Date	Counterparty	Fixed Pay Rate	Reference Entity	Unrealized Depreciation	Premium Paid	Value(9)
OTC Swaps
$ 250,000	1.37%	3/20/19	Goldman Sachs International	1%	ALCOA, Inc.	$(3,134)	$4,428	$1,294

Notes to the Schedule of Investments:

DIP	Debtor in Possession.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.

(1)	Rate stated is the effective yield.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $11,254,668 or 37.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(5)	Rate disclosed is the 7-day net yield as of July 31, 2016.

(6)	Rate shown represents yield-to-maturity.

(7)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(8)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(9)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Advertising	0.8%
Aerospace/Defense	1.5
Airlines	2.6
Auto Parts & Equipment	0.8
Banks	1.1
Beverages	1.9
Building Materials	0.8
Chemicals	1.1
Coal	0.0 *
Commercial Services	1.2
Diversified Financial Services	2.4
Electric	1.5
Electronics	0.7
Engineering & Construction	0.5
Entertainment	4.1
Environmental Control	0.8
Food	0.8
Food Service	1.2
Healthcare-Products	0.7
Healthcare-Services	9.9
Home Builders	0.2
Household Products/Wares	0.9
Housewares	0.3
Leisure Time	0.8
Lodging	2.2
Media	12.4
Oil & Gas	0.6
Packaging & Containers	6.9
Pharmaceuticals	4.3
Pipelines	2.7
REIT	1.2
Residential Mortgage-Backed Securities — Non-Agency	0.2
Retail	1.1
Semiconductors	1.4
Short Term Investments	18.8
Software	4.0
Telecommunications	8.8
Money Market Investments	0.3

Total	101.5%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (3.3% of Net Assets)
$54,255	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KIR1-A1), 2.446%, due 03/25/26	$56,373
97,946	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	99,308
58,380	Federal National Mortgage Association, Pool #FN0002, 3.311%, due 12/01/17	59,264
34,748	Federal National Mortgage Association (15-M10-FA), 0.709%, due 03/25/19 (1)	34,772

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $254,088)	249,717

	Commercial Mortgage-Backed Securities — Non-Agency (2.3%)
28,293	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	28,333
21,310	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	21,294
36,816	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	36,933
35,427	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	35,463
43,436	Wachovia Bank Commercial Mortgage Trust (07-C30-A3), 5.246%, due 12/15/43	43,481
13,708	Wachovia Bank Commercial Mortgage Trust (07-C32-APB), 5.702%, due 06/15/49 (1)	13,709

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $184,275)	179,213

	Residential Mortgage-Backed Securities — Agency (23.5%)
11,130	Federal Home Loan Mortgage Corp. (2550-FI), 0.831%, due 11/15/32 (TAC)(1)	11,158
61,387	Federal Home Loan Mortgage Corp. (2591-EF), 0.981%, due 03/15/32 (1)	61,387
75,613	Federal Home Loan Mortgage Corp. (263-F5), 0.981%, due 06/15/42 (1)	75,807
78,267	Federal Home Loan Mortgage Corp. (2990-DE), 0.861%, due 11/15/34 (1)	78,602
10,047	Federal Home Loan Mortgage Corp. (3001-HS), 15.547%, due 02/15/35 (I/F) (PAC)(1)	10,700
75,428	Federal Home Loan Mortgage Corp. (3300-FA), 0.781%, due 08/15/35 (1)	75,258
89,963	Federal Home Loan Mortgage Corp. (3318-F), 0.731%, due 05/15/37 (1)	89,595
68,157	Federal Home Loan Mortgage Corp. (3335-FT), 0.631%, due 08/15/19 (1)	68,045
10,281	Federal Home Loan Mortgage Corp. (3346-FA), 0.711%, due 02/15/19 (1)	10,288
34,992	Federal Home Loan Mortgage Corp. (3347-PF), 0.831%, due 01/15/36 (PAC)(1)	35,022
110,352	Federal Home Loan Mortgage Corp. (3767-JF), 0.781%, due 02/15/39 (PAC)(1)	110,250
26,779	Federal Home Loan Mortgage Corp. (3798-BF), 0.781%, due 06/15/24 (1)	26,790
68,536	Federal Home Loan Mortgage Corp. (3803-DF), 0.881%, due 11/15/35 (PAC)(1)	68,601
62,216	Federal Home Loan Mortgage Corp. (3824-FA), 0.631%, due 03/15/26 (1)	62,173
49,480	Federal Home Loan Mortgage Corp. (3946-FG), 0.831%, due 10/15/39 (PAC)(1)	49,537
28,167	Federal National Mortgage Association (03-11-FA), 1.488%, due 09/25/32 (1)	28,800
16,889	Federal National Mortgage Association (03-64-KS), 9.043%, due 07/25/18 (I/F)(1)	17,888
71,582	Federal National Mortgage Association (06-60-DF), 0.918%, due 04/25/35 (1)	71,970
31,006	Federal National Mortgage Association (06-84-WF), 0.788%, due 02/25/36 (PAC)(1)	31,076
74,183	Federal National Mortgage Association (07-64-FA), 0.958%, due 07/25/37 (1)	74,944

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$85,911	Federal National Mortgage Association (07-67-FA), 0.738%, due 04/25/37 (1)	$85,876
13,013	Federal National Mortgage Association (08-47-PF), 0.988%, due 06/25/38 (PAC)(1)	13,070
43,088	Federal National Mortgage Association (09-33-FB), 1.308%, due 03/25/37 (1)	43,714
92,132	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	94,233
23,374	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	26,480
46,617	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	52,782
35,708	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	41,238
14,626	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	16,740
46,371	Government National Mortgage Association (10-108-PF), 0.887%, due 02/20/38 (PAC)(1)	46,469
29,274	Government National Mortgage Association (10-2-FA), 0.987%, due 05/20/37 (1)	29,299
99,247	Government National Mortgage Association (12-13-KF), 0.787%, due 07/20/38 (1)	99,400
24,457	Government National Mortgage Association II, Pool #80022, 2%, due 12/20/26 (1)	25,297
17,223	Government National Mortgage Association II, Pool #80636, 1.875%, due 09/20/32 (1)	17,865
10,147	Government National Mortgage Association II, Pool #80757, 1.875%, due 10/20/33 (1)	10,386
95,539	Government National Mortgage Association II, Pool #80797, 2%, due 01/20/34 (1)	99,118
37,390	Government National Mortgage Association II, Pool #80937, 1.75%, due 06/20/34 (1)	38,962

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,786,963)	1,798,820

	Residential Mortgage-Backed Securities — Non-Agency (2.8%)
6,838	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.853%, due 08/25/43 (1)	6,771
133,574	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.584%, due 11/25/32 (1)	133,643
29,792	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.453%, due 08/25/34 (1)	28,225
12,352	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.903%, due 10/25/34 (1)	12,213
12,385	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 1.083%, due 09/25/35 (1)	12,330
20,559	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.388%, due 07/25/34 (1)	19,875
4,182	Residential Accredit Loans, Inc. (02-QS16-A2), 1.003%, due 10/25/17 (1)	4,174

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $167,634)	217,231

	Corporate Bonds (20.3%)
	Airlines (2.4%)
87,493	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	93,018
50,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 1.076%, due 05/15/18(1) (EETC)	49,890
35,078	United Airlines, Inc. Pass-Through Trust, (09-2A), 9.75%, due 07/15/18 (EETC)	36,373

	Total Airlines	179,281

	Banks (4.3%)
75,000	Bank of America Corp., 5.75%, due 12/01/17	79,190

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$30,000	Barclays PLC (United Kingdom), 3.25%, due 01/12/21	$30,363
35,000	Bear Stearns Cos. LLC (The), 7.25%, due 02/01/18	38,045
25,000	Capital One N.A., 2.35%, due 08/17/18	25,411
50,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	57,094
20,000	Goldman Sachs Group, Inc. (The), 2.875%, due 02/25/21	20,532
15,000	Macquarie Bank, Ltd. (Australia), (144A), 1.265%, due 10/27/17(1)(2)	14,983
65,000	Morgan Stanley, 1.393%, due 01/05/18(1)	65,047

	Total Banks	330,665

	Beverages (0.5%)
35,000	Anheuser-Busch InBev Finance, Inc., 1.9%, due 02/01/19	35,565

	Computers (0.4%)
30,000	Apple, Inc., 1.7%, due 02/22/19	30,524

	Electric (1.6%)
30,000	Duke Energy Progress LLC, 0.88%, due 03/06/17(1)	29,964
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	55,463
40,000	Southern Co. (The), 1.3%, due 08/15/17	40,083

	Total Electric	125,510

	Healthcare-Services (1.7%)
85,000	Providence Health & Services Obligated Group, 1.596%, due 10/01/17(1)	85,245
45,000	UnitedHealth Group, Inc., 1.129%, due 01/17/17(1)	45,048

	Total Healthcare-Services	130,293

	Pharmaceuticals (0.3%)
25,000	Express Scripts Holding Co., 1.25%, due 06/02/17	25,032

	Real Estate (0.7%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	51,508

	REIT (6.8%)
50,000	Essex Portfolio LP, 5.5%, due 03/15/17	51,193
75,000	HCP, Inc., 6%, due 01/30/17	76,700
20,000	Highwoods Realty LP, 5.85%, due 03/15/17	20,522
25,000	Liberty Property LP, 6.625%, due 10/01/17	26,399
25,000	Regency Centers LP, 5.875%, due 06/15/17	26,128
50,000	SL Green Realty Corp., 5%, due 08/15/18	52,633
30,000	Ventas Realty LP / Ventas Capital Corp., 2%, due 02/15/18	30,223
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17(2)	200,202
35,000	Welltower, Inc., 2.25%, due 03/15/18	35,394

	Total REIT	519,394

	Retail (0.5%)
40,000	Walgreens Boots Alliance, Inc., 1.75%, due 05/30/18	40,351

	Telecommunications (1.1%)
87,000	Verizon Communications, Inc., 2.183%, due 09/15/16(1)	87,170

	Total Corporate Bonds (Cost: $1,576,720)	1,555,293

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Securities (15.8%)
$200,000	U.S. Treasury Note, 0.488%, due 10/31/17 (1)	$200,254
200,000	U.S. Treasury Note, 0.5%, due 01/31/17	200,099
395,000	U.S. Treasury Note, 0.625%, due 08/31/17	395,021
409,000	U.S. Treasury Note, 0.875%, due 07/15/17	410,110

	Total U.S. Treasury Securities (Cost: $1,202,871)	1,205,484

	Total Fixed Income Securities (Cost: $5,172,551) (68.0%)	5,205,758

Number of Shares	Money Market Investments
19,920	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25%(3)	19,920

	Total Money Market Investments (Cost: $19,920) (0.3%)	19,920

Principal Amount	Short-Term Investments
	Discount Notes (8.5%)
$300,000	Federal Home Loan Bank, 0.241%, due 09/16/16(4)	299,907
350,000	Federal National Mortgage Association, 0.306%, due 10/17/16(4)	349,772

	Total Discount Notes (Cost: $649,502) (8.5%)	649,679

	U.S. Treasury Securities (23.4%)
340,000	U.S. Treasury Bill, 0.081%, due 08/04/16(4)	339,997
95,000	U.S. Treasury Bill, 0.14%, due 08/11/16(4)	94,996
45,000	U.S. Treasury Bill, 0.195%, due 09/15/16(4)	44,989
170,000	U.S. Treasury Bill, 0.195%, due 09/01/16(4)	169,971
895,000	U.S. Treasury Bill, 0.235%, due 10/06/16(4)	894,614
100,000	U.S. Treasury Bill, 0.248%, due 10/20/16(4)	99,945
150,000	U.S. Treasury Bill, 0.249%, due 10/27/16(4)	149,910

	Total U.S. Treasury Securities (Cost: $1,794,247)	1,794,422

	Total Short-Term Investments (Cost: $2,443,749) (31.9%)	2,444,101

	Total Investments (Cost: $7,636,220) (100.2%)	7,669,779
	Liabilities in Excess of Other Assets (-0.2%)	(18,433)

	Net Assets (100.0%)	$7,651,346

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $236,479 or 3.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Rate disclosed is the 7-day net yield as of July 31, 2016.

(4)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Airlines	2.4%
Banks	4.3
Beverages	0.5
Commercial Mortgage-Backed Securities — Agency	3.3
Commercial Mortgage-Backed Securities — Non-Agency	2.3
Computers	0.4
Electric	1.6
Healthcare-Services	1.7
Pharmaceuticals	0.3
REIT	6.8
Real Estate	0.7
Residential Mortgage-Backed Securities — Agency	23.5
Residential Mortgage-Backed Securities — Non-Agency	2.8
Retail	0.5
Short Term Investments	8.5
Telecommunications	1.1
U.S. Treasury Bills	23.4
U.S. Treasury Securities	15.8
Money Market Investments	0.3

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (3.5% of Net Assets)
$8,979,953	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$9,515,267
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.588%, due 12/27/44 (1)(2)	19,221,464
6,586,984	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 1.148%, due 11/25/35 (2)	6,550,418
13,594,235	Ameriquest Mortgage Securities Trust (06-R2-A1), 0.663%, due 04/25/36 (2)	13,515,235
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.679%, due 11/25/33 (2)	18,335,885
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.715%, due 10/27/36 (2)	11,105,553
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.838%, due 03/25/36 (1)(2)	7,130,554
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.488%, due 04/25/33 (1)(2)	17,335,261
11,000,000	Flagship CLO (14-8A-A), (144A), 2.239%, due 01/16/26 (1)(2)	10,979,408
13,092,000	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	12,516,340
17,225,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.537%, due 07/20/43 (2)	16,314,152
1,573,551	National Collegiate Student Loan Trust (06-3-A3), 0.603%, due 10/25/27 (2)	1,568,865
32,918,131	Navient Student Loan Trust (14-2-A), 1.128%, due 03/25/83 (2)	31,363,208
33,155,325	Navient Student Loan Trust (14-3-A), 1.108%, due 03/25/83 (2)	31,768,910
18,806,185	Navient Student Loan Trust (14-4-A), 1.108%, due 03/25/83 (2)	18,000,407
30,175,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.438%, due 11/25/43 (1)(2)	27,207,847
3,447,081	SLM Student Loan Trust (04-8-B), 1.175%, due 01/25/40 (2)	2,986,180
7,534,000	SLM Student Loan Trust (05-5-A5), 1.465%, due 10/25/40 (2)	6,858,325
5,718,357	SLM Student Loan Trust (07-6-B), 1.565%, due 04/27/43 (2)	4,848,064
4,080,147	SLM Student Loan Trust (07-8-B), 1.715%, due 04/27/43 (2)	3,414,720
7,405,000	SLM Student Loan Trust (08-2-B), 1.915%, due 01/25/83 (2)	6,231,453
6,549,000	SLM Student Loan Trust (08-3-B), 1.915%, due 04/26/83 (2)	5,521,546
3,270,000	SLM Student Loan Trust (08-4-B), 2.565%, due 04/25/29 (2)	2,993,262
16,200,000	SLM Student Loan Trust (08-5-B), 2.565%, due 07/25/29 (2)	14,679,549
6,505,000	SLM Student Loan Trust (08-6-B), 2.565%, due 07/26/83 (2)	6,001,944
6,380,000	SLM Student Loan Trust (08-7-B), 2.565%, due 07/26/83 (2)	5,675,528
5,696,000	SLM Student Loan Trust (08-8-B), 2.965%, due 10/25/29 (2)	5,447,353
15,950,000	SLM Student Loan Trust (08-9-B), 2.965%, due 10/25/83 (2)	15,246,036
11,800,000	SLM Student Loan Trust (11-1-A2), 1.638%, due 10/25/34 (2)	11,532,745
17,730,000	SLM Student Loan Trust (11-2-A2), 1.688%, due 10/25/34 (2)	17,044,776
18,760,000	Voya CLO, Ltd. (14-2A-A1), (144A), 2.129%, due 07/17/26 (1)(2)	18,760,497

	Total Asset-Backed Securities (Cost: $390,464,278)	379,670,752

	Commercial Mortgage-Backed Securities — Agency (3.0%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19	49,370,870

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20	$26,566,933
42,420,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	47,783,509
2,567,406	Federal National Mortgage Association, Pool #AE0918, 3.666%, due 10/01/20	2,784,589
18,756,324	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21	21,016,857
20,149,389	Federal National Mortgage Association, Pool #AL0600, 4.302%, due 07/01/21	22,512,487
15,629,318	Federal National Mortgage Association, Pool #AL2660, 2.631%, due 10/01/22	16,462,155
42,873,731	Federal National Mortgage Association, Pool #AL3366, 2.437%, due 02/01/23	44,730,677
10,679,714	Federal National Mortgage Association, Pool #FN0003, 4.284%, due 01/01/21	11,814,280
47,401,942	Federal National Mortgage Association (12-M12-1A), 2.842%, due 08/25/22 (ACES)(2)	50,517,653
32,863,590	Federal National Mortgage Association (12-M15-A), 2.656%, due 10/25/22 (ACES)(2)	34,714,100

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $321,761,139)	328,274,110

	Commercial Mortgage-Backed Securities — Non-Agency (0.6%)
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,928,751
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,332,508
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	19,056,816
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,821,248
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	19,434,514

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,228)	60,573,837

	Residential Mortgage-Backed Securities — Agency (54.4%)
205,033	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	224,119
307,012	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	348,962
3,910,313	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	4,388,668
9,433,080	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	10,603,810
944,942	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	1,002,210
766,121	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)(3)	761,050
3,797,075	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	4,057,703
2,169,412	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	2,301,279
3,138,295	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	3,372,720
33,872,792	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	37,957,474
50,786,467	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	52,759,382
786,071	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	824,575
597,900	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)(3)	558,291
3,994,372	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	4,286,369
44,475,628	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	49,733,286
34,063,035	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	37,580,192
9,198,983	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	10,270,461
8,756,115	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)(3)	8,022,389

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$6,281,745	Federal Home Loan Mortgage Corp. (3315-S), 5.929%, due 05/15/37 (I/O) (I/F)(2)	$907,663
5,610,419	Federal Home Loan Mortgage Corp. (3376-SX), 5.559%, due 10/15/37 (I/O) (I/F)(2)	1,018,909
7,943,423	Federal Home Loan Mortgage Corp. (3410-IS), 5.789%, due 02/15/38 (I/O) (I/F)(2)	1,224,872
7,464,856	Federal Home Loan Mortgage Corp. (3424-BI), 6.319%, due 04/15/38 (I/O) (I/F)(2)	1,616,265
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,247,535
2,038,201	Federal Home Loan Mortgage Corp. (3519-SH), 5.019%, due 07/15/37 (I/O) (I/F)(2)	254,192
12,571,941	Federal Home Loan Mortgage Corp. (3531-SC), 5.819%, due 05/15/39 (I/O) (I/F)(2)	1,539,160
3,033,578	Federal Home Loan Mortgage Corp. (3541-SA), 6.269%, due 06/15/39 (I/O) (I/F)(2)	573,269
11,849,090	Federal Home Loan Mortgage Corp. (3550-GS), 6.269%, due 07/15/39 (I/O) (I/F)(2)	2,549,634
4,959,509	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	5,566,390
10,373,035	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	11,237,780
23,547,607	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	25,539,894
11,678,694	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	12,549,380
17,737,175	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	18,926,782
1,373,075	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	1,492,655
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,078,027
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	23,446,152
15,107,625	Federal Home Loan Mortgage Corp. (3788-SB), 5.999%, due 01/15/41 (I/O) (I/F)(2)	2,944,876
3,882,123	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC)(3)	3,653,427
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,945,501
6,560,810	Federal Home Loan Mortgage Corp. (4030-HS), 6.129%, due 04/15/42 (I/O) (I/F)(2)	1,283,641
8,497,152	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	9,536,511
6,035,942	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	6,703,040
33,839,344	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	38,269,305
10,125,979	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	11,379,287
22,805,462	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41	24,859,984
4,167	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	4,282
6,359	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	6,534
34,093	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	35,321
10,913	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	11,214
60,766	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	68,514
228,860	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	254,222
39,180,801	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	43,002,528
12,019,454	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43	13,236,301
44,180,030	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44	48,463,801
91,794,979	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44	98,442,262
73,896,851	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	79,050,639
56,568,299	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	60,584,181
71,017,597	Federal Home Loan Mortgage Corp., Pool #G08681, 3.5%, due 12/01/45	75,000,163
50,494,258	Federal Home Loan Mortgage Corp., Pool #G08682, 4%, due 12/01/45	54,085,016

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$144,511,582	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	$152,615,586
81,125,506	Federal Home Loan Mortgage Corp., Pool #G08688, 4%, due 01/01/46	86,889,937
154,862,386	Federal Home Loan Mortgage Corp., Pool #G08693, 3.5%, due 03/01/46	163,546,849
63,156,704	Federal Home Loan Mortgage Corp., Pool #G08694, 4%, due 02/01/46	67,646,342
140,011,844	Federal Home Loan Mortgage Corp., Pool #G08697, 3%, due 03/01/46	145,722,027
12,572,342	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	13,277,381
44,836,530	Federal Home Loan Mortgage Corp., Pool #G08699, 4%, due 03/01/46	48,167,743
43,987,811	Federal Home Loan Mortgage Corp., Pool #G08701, 3%, due 04/01/46	45,782,768
131,983,795	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	139,385,258
70,336,963	Federal Home Loan Mortgage Corp., Pool #G08706, 3.5%, due 05/01/46	74,281,360
4,851,692	Federal Home Loan Mortgage Corp., Pool #G08710, 3%, due 06/01/46	5,049,559
24,935,790	Federal Home Loan Mortgage Corp., Pool #G08711, 3.5%, due 06/01/46	26,334,153
91,715,000	Federal Home Loan Mortgage Corp., Pool #G08715, 3%, due 08/01/46	95,455,086
9,659,943	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	10,225,630
297,165	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	310,111
892,249	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	934,693
908,089	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	933,325
1,364,550	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	1,499,765
57,540,692	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	60,564,349
17,506	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	19,508
2,759,095	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	3,159,437
2,938,332	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	3,365,679
4,495,801	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	4,973,780
77,205,225	Federal Home Loan Mortgage Corp., Pool #G60080, 3.5%, due 06/01/45	82,589,832
143,659,019	Federal Home Loan Mortgage Corp., Pool #G60238, 3.5%, due 10/01/45	153,678,742
86,877,186	Federal Home Loan Mortgage Corp., Pool #G60440, 3.5%, due 03/01/46	92,943,084
633,939	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	703,277
5,473,949	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	6,088,051
6,122,709	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	6,744,228
33,399,389	Federal Home Loan Mortgage Corp., Pool #V80284, 3.5%, due 08/01/43	35,827,081
44,482,908	Federal Home Loan Mortgage Corp., Pool #V80353, 3%, due 08/01/43	46,729,644
350,773	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	396,414
812,596	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	883,732
971,040	Federal National Mortgage Association (04-52-SW), 6.612%, due 07/25/34 (I/O) (I/F)(2)	217,656
2,270,817	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	2,405,180
2,483,609	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	2,750,851
8,834,540	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	9,577,315

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$483,076	Federal National Mortgage Association (05-74-CP), 22.961%, due 05/25/35 (I/F) (PAC)(2)	$734,282
3,431,335	Federal National Mortgage Association (07-20-SI), 5.962%, due 03/25/37 (I/O) (I/F)(2)	554,689
3,006,190	Federal National Mortgage Association (07-21-SE), 5.952%, due 03/25/37 (I/O) (I/F)(2)	429,025
3,794,620	Federal National Mortgage Association (07-56-SG), 5.922%, due 06/25/37 (I/O) (I/F)(2)	610,365
9,724,609	Federal National Mortgage Association (07-58-SV), 6.262%, due 06/25/37 (I/O) (I/F)(2)	1,615,735
2,305,579	Federal National Mortgage Association (07-65-S), 6.112%, due 07/25/37 (I/O) (I/F)(2)	340,644
1,247,965	Federal National Mortgage Association (07-88-FY), 0.948%, due 09/25/37 (2)	1,253,514
10,568,672	Federal National Mortgage Association (07-103-AI), 6.012%, due 03/25/37 (I/O) (I/F)(2)	1,345,005
24,665,958	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	28,083,096
9,869,428	Federal National Mortgage Association (08-1-AI), 5.762%, due 05/25/37 (I/O) (I/F)(2)	1,812,731
7,605,525	Federal National Mortgage Association (08-13-SB), 5.752%, due 03/25/38 (I/O) (I/F)(2)	1,663,515
14,057,269	Federal National Mortgage Association (08-23-SB), 6.362%, due 04/25/38 (I/O) (I/F)(2)	2,720,420
1,503,304	Federal National Mortgage Association (08-35-SD), 5.962%, due 05/25/38 (I/O) (I/F)(2)	271,274
20,814,174	Federal National Mortgage Association (08-66-SG), 5.582%, due 08/25/38 (I/O) (I/F)(2)	3,743,916
7,630,272	Federal National Mortgage Association (08-68-SA), 5.482%, due 08/25/38 (I/O) (I/F)(2)	1,172,729
4,836,367	Federal National Mortgage Association (09-3-SH), 4.962%, due 06/25/37 (I/O) (I/F)(2)	673,021
1,957,831	Federal National Mortgage Association (09-47-SV), 6.262%, due 07/25/39 (I/O) (I/F)(2)	373,877
7,855,232	Federal National Mortgage Association (09-51-SA), 6.262%, due 07/25/39 (I/O) (I/F)(2)	1,520,288
4,036,024	Federal National Mortgage Association (09-6-SD), 5.062%, due 02/25/39 (I/O) (I/F)(2)	681,016
9,609,502	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	10,063,744
22,732,695	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	24,431,437
29,465,711	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	31,652,591
2,127,029	Federal National Mortgage Association (09-72-JS), 6.762%, due 09/25/39 (I/O) (I/F)(2)	470,405
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	23,151,590
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	56,135,210
11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	11,601,018
42,252,044	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC)	43,718,545
16,268,926	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC)	16,553,633
10,218,811	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O)(3)	8,498,815
23,891,409	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O)(3)	19,889,414
24,183,304	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O)	24,498,103
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	22,473,073
100,323	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)(2)	114,598
561,985	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)(3)	525,574
43,619	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	48,750
22,813	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	23,232
187,628	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	209,349
2,453,556	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	2,713,728

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$1,319,018	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	$1,482,395
5,914,774	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	6,696,817
341,314	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	353,657
48,359	Federal National Mortgage Association, Pool #661856, 2.509%, due 10/01/32 (2)	48,251
87,302	Federal National Mortgage Association, Pool #671133, 2.037%, due 02/01/33 (2)	90,278
89,092	Federal National Mortgage Association, Pool #672272, 2.436%, due 12/01/32 (2)	93,435
158,455	Federal National Mortgage Association, Pool #687847, 2.616%, due 02/01/33 (2)	167,294
831,482	Federal National Mortgage Association, Pool #692104, 2.292%, due 02/01/33 (2)	860,386
378,682	Federal National Mortgage Association, Pool #699866, 2.719%, due 04/01/33 (2)	395,140
172,792	Federal National Mortgage Association, Pool #704454, 2.836%, due 05/01/33 (2)	180,830
227,482	Federal National Mortgage Association, Pool #708820, 3.015%, due 06/01/33 (2)	227,673
173,898	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	180,195
227,556	Federal National Mortgage Association, Pool #728824, 2.333%, due 07/01/33 (2)	241,245
716,491	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	800,431
15,593	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	16,135
782,343	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	928,847
581,444	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	625,686
1,634,698	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	1,808,039
870,205	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	933,719
4,451,348	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	4,904,274
2,733,649	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	3,031,791
7,247,127	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	8,271,196
3,938,159	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	4,494,648
4,094,548	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	4,598,479
50,567,998	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	55,719,616
41,080,358	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42	42,898,705
5,211,887	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	5,762,448
12,250,136	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	14,131,762
9,221,603	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	10,554,789
6,761,864	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	7,747,595
59,297,154	Federal National Mortgage Association, Pool #AL4597, 4%, due 01/01/44	65,486,298
71,293,534	Federal National Mortgage Association, Pool #BC1158, 3.5%, due 02/01/46	75,311,823
63,234,969	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	66,648,667
46,812,168	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	49,973,817
52,394,860	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	55,933,559
337,105,000	Federal National Mortgage Association TBA, 2.5%(4)	349,180,212
54,520,000	Federal National Mortgage Association TBA, 3%(4)	57,207,668
178,565,000	Federal National Mortgage Association TBA, 3%(4)	185,833,154

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$166,775,000	Federal National Mortgage Association TBA, 3.5%(4)	$176,156,099
229,420,000	Federal National Mortgage Association TBA, 4%(4)	245,972,291
225,915,000	Federal National Mortgage Association TBA, 4.5%(4)	246,386,073
175,100,000	Federal National Mortgage Association TBA, 4.5%(4)	190,850,243
1,143,848	Government National Mortgage Association (03-42-SH), 6.064%, due 05/20/33 (I/O) (I/F)(2)	241,495
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O)(3)	13,750,101
16,604,746	Government National Mortgage Association (15-42-ZB), 3%, due 03/20/45	17,143,684
37,325,347	Government National Mortgage Association (15-43-DM), 2.5%, due 03/20/45	36,627,945
11,236,579	Government National Mortgage Association (15-44-Z), 3%, due 03/20/45	11,584,688
9,916,807	Government National Mortgage Association (15-52-EZ), 3%, due 04/16/45	10,163,834
60,587,862	Government National Mortgage Association, Pool #MA3663, 3.5%, due 05/20/46	64,499,061
91,802,364	Government National Mortgage Association, Pool #MA3735, 3%, due 06/20/46	96,556,336
388,424	Government National Mortgage Association II, Pool #80963, 1.875%, due 07/20/34 (2)	399,471
71,584,057	Government National Mortgage Association II, Pool #MA3377, 4%, due 01/20/46	76,564,184
59,924,420	Government National Mortgage Association II, Pool #MA3454, 3.5%, due 02/20/46	63,763,331
132,975,873	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	141,546,587
66,433,186	Government National Mortgage Association II, Pool #MA3596, 3%, due 04/20/46	69,910,548
173,630,000	Government National Mortgage Association II TBA, 3%(4)	182,447,148
262,725,000	Government National Mortgage Association II TBA, 3.5%(4)	279,247,941

	Total Residential Mortgage-Backed Securities — Agency (Cost: $5,782,417,924)	5,896,321,427

	Residential Mortgage-Backed Securities — Non-Agency (17.5%)
13,917,411	ACE Securities Corp. (06-ASP1-A2D), 1.108%, due 12/25/35 (2)	13,895,816
17,843,855	ACE Securities Corp. (07-ASP1-A2C), 0.748%, due 03/25/37 (2)	11,057,409
9,590,883	ACE Securities Corp. (07-ASP1-A2D), 0.868%, due 03/25/37 (2)	6,051,133
1,776,692	Adjustable Rate Mortgage Trust (04-5-3A1), 2.888%, due 04/25/35 (2)	1,765,623
18,102,132	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.818%, due 01/25/36 (2)	17,912,958
3,956,133	Asset-Backed Funding Certificates (05-HE2-M2), 1.238%, due 06/25/35 (2)	3,933,168
8,747,000	Asset-Backed Funding Certificates (07-NC1-A2), (144A), 0.788%, due 05/25/37 (1)(2)	6,573,321
18,874,614	Asset-Backed Funding Certificates (07-WMC1-A2A), 1.238%, due 06/25/37 (2)	14,096,721
718,873	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 1.148%, due 06/25/35 (2)	717,904
41,890,958	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.628%, due 12/25/36 (2)	34,486,279
12,726,820	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	13,118,514

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$791,207	Banc of America Funding Corp. (04-B-3A1), 3.009%, due 12/20/34 (2)	$411,294
98,573	Banc of America Funding Corp. (06-D-2A1), 4.684%, due 05/20/36 (2)(5)	89,213
6,082,316	Banc of America Funding Corp. (06-D-3A1), 3.281%, due 05/20/36 (2)(5)	5,386,472
12,120,617	Banc of America Funding Corp. (06-G-2A1), 0.707%, due 07/20/36 (2)	11,327,930
8,965,975	Banc of America Funding Corp. (15-R8-1A1), (144A), 1.278%, due 11/26/46 (1)(2)	8,397,083
1,560,798	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	1,439,149
6,207,175	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (5)	5,829,520
1,839,373	BCAP LLC Trust (07-AA1-1A2), 0.648%, due 02/25/47 (2)(5)	1,762,634
23,930,777	BCAP LLC Trust (08-IND2-A1), 2.138%, due 04/25/38 (2)	23,651,280
144,525	BCAP LLC Trust (09-RR1-21A1), (144A), 2.966%, due 11/26/34 (1)(2)	145,120
770,771	BCAP LLC Trust (09-RR1-22A1), (144A), 2.902%, due 05/26/35 (1)(2)	770,087
487,875	BCAP LLC Trust (09-RR1-23A1), (144A), 2.909%, due 05/26/35 (1)(2)	488,879
791,349	BCAP LLC Trust (11-RR3-1A5), (144A), 3.176%, due 05/27/37 (1)(2)	788,330
1,379,829	BCAP LLC Trust (11-RR3-5A3), (144A), 3.221%, due 11/27/37 (1)(2)	1,347,138
5,301,134	BCAP LLC Trust (11-RR4-2A3), (144A), 3.103%, due 06/26/47 (1)(2)	5,286,607
5,690,634	BCAP LLC Trust (11-RR4-3A3), (144A), 2.989%, due 07/26/36 (1)(2)	5,615,432
6,694,534	BCAP LLC Trust (11-RR5-1A3), (144A), 2.681%, due 03/26/37 (1)(2)	6,590,739
12,940,224	BCAP LLC Trust (11-RR9-7A1), (144A), 2.285%, due 04/26/37 (1)(2)	12,854,199
4,373,368	BCAP LLC Trust (12-RR2-9A3), (144A), 2.871%, due 03/26/35 (1)(2)	4,355,015
7,821,107	BCAP LLC Trust (12-RR8-3A1), (144A), 2.889%, due 08/26/36 (1)(2)	7,742,859
144,721	BCAP LLC Trust (12-RR8-5A3), (144A), 0.684%, due 05/26/37 (1)(2)	144,483
2,315,708	BCAP LLC Trust (12-RR9-1A1), (144A), 0.633%, due 07/26/35 (1)(2)	2,284,639
5,313,757	BCAP LLC Trust (13-RR2-6A1), (144A), 3%, due 06/26/37 (1)(2)	5,292,178
1,826,197	Bear Stearns Alt-A Trust (04-13-A1), 1.228%, due 11/25/34 (2)	1,791,178
7,358	Bear Stearns Alt-A Trust (05-2-2A4), 2.822%, due 04/25/35 (2)	7,048
9,143,697	Bear Stearns Alt-A Trust (05-4-23A1), 2.921%, due 05/25/35 (2)	8,836,515
740,538	Bear Stearns Alt-A Trust (06-4-32A1), 3.222%, due 07/25/36 (2)(5)	583,573
1,414,987	Bear Stearns ARM Trust (04-12-1A1), 2.896%, due 02/25/35 (2)	1,288,490
11,805,677	Bear Stearns ARM Trust (05-10-A3), 2.945%, due 10/25/35 (2)	11,770,897
3,345,017	Bear Stearns ARM Trust (06-2-2A1), 3.207%, due 07/25/36 (2)(5)	2,919,570
429,619	Bear Stearns ARM Trust (07-1-2A1), 2.949%, due 02/25/47 (2)(5)	357,960
1,940,494	Bear Stearns ARM Trust (07-5-3A1), 4.726%, due 08/25/47 (2)(5)	1,795,941
2,516,293	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	2,547,396
5,380,262	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	5,445,292
7,612,815	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.638%, due 11/25/36 (2)	6,528,570
890,314	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.668%, due 10/25/36 (2)	716,120

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$466,638	BNC Mortgage Loan Trust (07-3-A2), 0.548%, due 07/25/37 (2)	$466,457
11,596,939	Carrington Mortgage Loan Trust (05-NC5-A3), 0.908%, due 10/25/35 (2)	11,368,429
1,351,615	Chase Mortgage Finance Corp. (06-A1-2A1), 2.817%, due 09/25/36 (2)(5)	1,217,067
7,427,866	Chase Mortgage Finance Corp. (07-A1-8A1), 2.762%, due 02/25/37 (2)	7,506,792
4,732,074	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	4,566,860
21,918,590	Chaseflex Trust (06-1-A3), 4.701%, due 06/25/36 (2)	21,770,227
29,442,740	CIM Trust (15-3AG-A1), (144A), 2.217%, due 10/25/57 (1)(2)	28,839,639
39,450,201	CIM Trust (15-4AG-A1), (144A), 2.467%, due 10/25/57 (1)(2)	38,411,010
1,041,479	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,028,023
4,540,738	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	4,745,320
7,419,581	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 2.953%, due 07/25/36 (2)(5)	6,468,993
1,137,768	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.658%, due 11/25/36 (2)	1,139,206
10,401,627	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.638%, due 08/25/36 (2)	10,193,661
4,718,102	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(5)	3,545,265
3,229,577	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.985%, due 11/25/38 (1)(2)	3,245,686
1,015,376	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.803%, due 07/25/36 (1)(2)	993,838
1,422,323	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	1,440,049
6,302,214	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 0.703%, due 07/25/37 (1)(2)	6,093,338
817,975	Citigroup Mortgage Loan Trust, Inc. (14-2-3A1), (144A), 0.593%, due 08/25/37 (1)(2)	817,087
955,617	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	965,844
4,626,747	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	4,839,807
928,451	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (5)	909,392
402,737	Countrywide Alternative Loan Trust (05-84-1A1), 2.781%, due 02/25/36 (2)(5)	280,059
1,424,808	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	1,440,798
18,745,273	Countrywide Alternative Loan Trust (06-HY12-A5), 2.997%, due 08/25/36 (2)	17,857,673
961,881	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	945,606
12,181,592	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	12,624,679
16,346,761	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.788%, due 05/25/35 (2)	13,140,326
54,000	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 3.027%, due 09/20/35 (2)(5)	44,877
17,067	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.928%, due 09/25/47 (2)(5)	14,619
66,219	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.842%, due 03/25/37 (2)(5)	51,150
82,923	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	84,789

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$2,974,387	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (5)	$2,290,684
11,256,744	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (5)	8,400,909
13,489,199	Credit Suisse Mortgage Capital Certificates (15-5R-2A1), (144A), 0.726%, due 04/27/47 (1)(2)	12,936,484
5,451,241	Credit Suisse Mortgage Trust (13-7R-4A1), (144A), 0.613%, due 07/26/36 (1)(2)	5,047,623
4,992,947	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.382%, due 01/25/36	3,709,309
35,231,523	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.648%, due 10/25/36 (2)	23,460,136
19,720,349	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.718%, due 11/25/36 (2)	12,567,321
4,663,618	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B), 4.47%, due 02/25/37	3,430,267
16,041,947	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 4.47%, due 02/25/37	11,797,984
8,442,555	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (5)	8,124,740
5,242,313	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36 (5)	5,047,307
13,589,451	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (5)	12,437,123
10,077,743	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 2.209%, due 06/27/47 (1)(2)	10,085,161
642,704	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.678%, due 02/25/37 (2)(5)	484,808
4,423,433	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.773%, due 10/19/45 (2)	3,789,872
37,903,822	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.683%, due 10/19/36 (2)	31,738,458
11,513,019	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.623%, due 04/19/47 (2)	9,295,207
5,398,197	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.758%, due 04/25/47 (2)	3,873,484
33,305,346	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.648%, due 12/25/37 (2)	20,855,461
19,544,381	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.698%, due 12/25/37 (2)	12,351,398
6,707,064	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.628%, due 01/25/38 (2)	4,085,809
28,128,720	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.708%, due 01/25/38 (2)	18,473,731
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 0.738%, due 06/25/36 (2)	3,102,253
7,529,460	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.732%, due 05/25/35 (2)	7,062,490
5,331,014	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.634%, due 09/25/35 (2)(5)	4,598,791

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$5,424,315	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 2.548%, due 09/25/35 (2)(5)	$4,885,831
19,134,396	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 2.693%, due 01/25/37 (2)(5)	15,630,601
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.818%, due 01/25/36 (2)	12,559,873
4,894,190	Fremont Home Loan Trust (06-1-2A3), 0.668%, due 04/25/36 (2)	4,266,938
4,431,010	GMAC Mortgage Loan Trust (05-AR5-2A1), 3.25%, due 09/19/35 (2)	3,985,210
762,458	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.728%, due 08/25/45 (2)	630,894
13,066,540	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.638%, due 10/25/46 (2)(5)	12,841,050
1,089,189	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.851%, due 11/25/35 (1)(2)	1,093,510
2,923,461	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	3,036,856
1,693,923	GSAA Home Equity Trust (05-9-2A3), 0.858%, due 08/25/35 (2)	1,663,912
5,450,190	GSR Mortgage Loan Trust (04-9-3A1), 3.153%, due 08/25/34 (2)	5,429,754
779,989	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	786,962
19,513,694	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	18,659,376
1,752,967	GSR Mortgage Loan Trust (07-AR2-2A1), 2.97%, due 05/25/37 (2)(5)	1,580,445
3,218,929	GSR Mortgage Loan Trust (07-AR2-5A1A), 3.314%, due 05/25/37 (2)(5)	2,846,511
3,650,931	Harborview Mortgage Loan Trust (05-9-2A1A), 0.827%, due 06/20/35 (2)	3,348,261
25,084,307	Harborview Mortgage Loan Trust (06-8-2A1A), 0.675%, due 07/21/36 (2)	20,377,793
4,771,427	Home Equity Asset Trust (05-8-2A4), 0.848%, due 02/25/36 (2)	4,785,906
3,175,515	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 1.068%, due 07/25/34 (2)	3,151,510
803,040	Homestar Mortgage Acceptance Corp. (04-5-A1), 1.353%, due 10/25/34 (2)	794,017
1,322,204	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37 (5)	1,214,204
11,459	Impac CMB Trust (04-5-1A1), 1.208%, due 10/25/34 (2)	10,895
1,725,097	Impac CMB Trust (05-1-1A1), 1.008%, due 04/25/35 (2)	1,566,093
8,965,532	Impac CMB Trust (05-5-A2), 0.928%, due 08/25/35 (2)	7,826,460
10,359,836	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.952%, due 08/25/34 (2)	10,194,355
1,635,276	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.553%, due 11/25/34 (2)	1,486,434
6,863,906	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 2.795%, due 09/25/35 (2)(5)	5,819,546
5,597,801	Indymac Index Mortgage Loan Trust (05-AR23-2A1), 2.751%, due 11/25/35 (2)(5)	4,772,199
6,577,211	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 2.913%, due 11/25/35 (2)(5)	5,450,717
3,567,394	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 2.922%, due 12/25/35 (2)(5)	3,161,743
5,065,476	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.745%, due 06/25/35 (2)	4,251,067
6,302,096	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 3.071%, due 08/25/36 (2)(5)	4,817,619
12,990,780	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.668%, due 02/25/37 (2)(5)	10,709,067
31,369	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.783%, due 06/25/37 (2)(5)	23,366
23,579,650	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 3.113%, due 05/25/37 (2)(5)	18,959,586

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$5,874,996	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.934%, due 11/25/37 (2)	$5,490,128
13,967,854	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.668%, due 02/25/37 (2)	13,802,658
422,642	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.608%, due 12/26/35 (1)(2)	422,537
10,283,582	JPMorgan Alternative Loan Trust (06-A2-5A1), 3.053%, due 05/25/36 (2)(5)	7,131,875
8,046,073	JPMorgan Alternative Loan Trust (06-A4-A8), 3.312%, due 09/25/36 (2)(5)	8,057,492
8,902,505	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	6,757,482
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.648%, due 01/25/36 (2)	27,113,566
742,165	JPMorgan Mortgage Trust (05-A6-7A1), 2.807%, due 08/25/35 (2)	709,256
4,693,464	JPMorgan Mortgage Trust (06-A2-5A3), 2.722%, due 11/25/33 (2)	4,679,588
842,002	JPMorgan Mortgage Trust (06-A4-1A4), 3.112%, due 06/25/36 (2)(5)	748,774
41,246	JPMorgan Mortgage Trust (06-A7-2A4R), 2.802%, due 01/25/37 (2)(5)	36,869
1,588,375	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (5)	1,539,580
422,130	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.746%, due 08/26/36 (1)(2)	422,089
5,509,177	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.623%, due 11/26/36 (1)(2)	5,366,530
9,053,829	JPMorgan Resecuritization Trust Series (14-6-3A1), (144A), 0.663%, due 07/27/46 (1)(2)	8,501,605
1,113,386	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	866,677
3,308,102	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (5)	3,247,258
1,715,366	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (5)	1,289,710
23,263,268	Lehman XS Trust (06-10N-1A3A), 0.698%, due 07/25/46 (2)(5)	18,668,742
232	Lehman XS Trust (06-12N-A2A1), 0.638%, due 08/25/46 (2)	232
8,004,867	Lehman XS Trust (06-12N-A31A), 0.688%, due 08/25/46 (2)(5)	6,210,346
7,576,705	Lehman XS Trust (06-13-1A2), 0.658%, due 09/25/36 (2)(5)	6,856,376
16,300,927	Lehman XS Trust (06-9-A1B), 0.648%, due 05/25/46 (2)	14,204,554
269	Lehman XS Trust (06-GP1-A2A), 0.658%, due 05/25/46 (2)(5)	269
3,588,600	Lehman XS Trust (06-GP4-3A2A), 0.648%, due 08/25/46 (2)(5)	3,533,888
161	Lehman XS Trust (07-4N-1A1), 0.618%, due 03/25/47 (2)(5)	162
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.818%, due 01/25/46 (2)	12,055,790
14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.828%, due 01/25/46 (2)	12,502,985
4,384,005	Luminent Mortgage Trust (07-2-1A3), 0.708%, due 05/25/37 (2)(5)	4,129,533
8,592,210	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.738%, due 03/25/32 (2)	8,741,287
10,314,815	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 1.068%, due 11/25/34 (2)	10,232,918
158,367	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.598%, due 03/25/47 (2)	156,789
7,487,396	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	7,375,311
77,314	MASTR Alternative Loans Trust (06-2-2A1), 0.888%, due 03/25/36 (2)(5)	14,468
147,790	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	152,484
67,688	MASTR Asset Securitization Trust (06-3-2A1), 0.938%, due 10/25/36 (2)(5)	38,080
880,213	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.718%, due 02/25/36 (2)	879,382

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$2,605,282	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	$2,579,725
5,694,186	MASTR Asset-Backed Securities Trust (06-HE1-A4), 0.778%, due 01/25/36 (2)	5,521,873
25,018,018	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.648%, due 11/25/36 (2)	15,678,035
12,923	MASTR Seasoned Securitization Trust (04-1-4A1), 2.794%, due 10/25/32 (2)	12,833
2,423,626	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.718%, due 01/25/37 (2)	1,089,698
1,246,713	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.648%, due 01/25/37 (2)	555,550
9,473,480	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.658%, due 04/25/37 (2)	5,213,233
33,153,180	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.738%, due 04/25/37 (2)	18,502,196
8,170,790	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.828%, due 04/25/37 (2)	4,626,660
7,401,990	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 0.728%, due 05/25/37 (2)	3,841,269
3,621,012	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.618%, due 06/25/37 (2)	2,515,204
44,781,787	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.648%, due 07/25/37 (2)	28,711,896
3,154,871	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.86%, due 08/25/36 (2)(5)	2,924,982
4,217,686	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	4,554,135
1,028,008	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.448%, due 09/25/34 (2)	992,123
5,662,507	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 1.283%, due 07/25/35 (2)	5,559,654
2,525,662	Morgan Stanley Home Equity Loan Trust (05-2-M3), 1.163%, due 05/25/35 (2)	2,532,561
4,580,090	Morgan Stanley Home Equity Loan Trust (06-2-A4), 0.768%, due 02/25/36 (2)	4,320,750
4,112,077	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.768%, due 11/25/35 (2)	4,031,152
1,226,813	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	726,466
4,456,528	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.608%, due 04/25/37 (2)	2,068,976
13,661,626	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 2.074%, due 10/26/36 (1)(2)	13,612,267
3,145,420	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.955%, due 01/26/47 (1)(2)	3,124,317
13,423,322	Morgan Stanley Resecuritization Trust (14-R2-2A), (144A), 2.232%, due 12/26/46 (1)(2)	13,474,665
10,649,488	MortgageIT Trust (05-3-A1), 0.788%, due 08/25/35 (2)	10,101,902
5,423,823	MortgageIT Trust (05-4-A1), 0.768%, due 10/25/35 (2)	4,886,346
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.738%, due 04/25/37 (2)	8,982,159
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 1.008%, due 03/25/35 (2)	7,494,424
5,050,229	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.626%, due 01/26/37 (1)(2)	4,893,697
14,233,627	Nomura Resecuritization Trust (15-1R-2A1), (144A), 0.918%, due 10/26/36 (1)(2)	14,115,950
9,357,924	Nomura Resecuritization Trust (15-2R-1A1), (144A), 1.438%, due 08/26/46 (1)(2)	9,224,088
15,552,072	Nomura Resecuritization Trust (15-4R-2A1), (144A), 0.593%, due 10/26/36 (1)(2)	15,049,623
6,895,252	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.937%, due 02/26/36 (1)(2)	7,045,000
17,172,942	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.793%, due 03/26/35 (1)(2)	17,423,684
7,236,584	Nomura Resecuritization Trust (15-7R-2A1), (144A), 2.66%, due 08/26/36 (1)(2)	7,348,881
4,033,188	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	4,348,714
6,016,765	Oakwood Mortgage Investors, Inc. (99-E-A1), 7.608%, due 03/15/30 (2)	5,348,125

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$11,424,857	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	$11,623,553
883,241	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	953,039
721,013	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	776,958
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.758%, due 03/25/37 (2)	14,845,186
21,110,120	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.648%, due 09/25/37 (2)	13,179,776
4,054,898	Park Place Securities, Inc. (05-WCH1-M2), 1.268%, due 01/25/36 (2)	4,044,308
4,664,722	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (5)	4,377,171
5,844,204	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	6,309,984
2,764,373	RAAC Series Trust (07-SP1-A3), 0.968%, due 03/25/37 (2)	2,691,081
1,259,631	RALI Trust (05-QA13-2A1), 3.845%, due 12/25/35 (2)(5)	1,057,970
5,360,968	RALI Trust (05-QA7-A21), 3.415%, due 07/25/35 (2)(5)	4,709,125
10,136,387	RALI Trust (06-QA3-A1), 0.688%, due 04/25/36 (2)(5)	9,414,379
9,236,851	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.607%, due 07/25/35 (2)(5)	7,573,524
1,763,638	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (5)	1,571,378
30,542	Residential Accredit Loans, Inc. (06-QA1-A21), 4.04%, due 01/25/36 (2)(5)	24,772
25,425,547	Residential Accredit Loans, Inc. (06-QA10-A2), 0.668%, due 12/25/36 (2)(5)	20,619,622
36,092	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.738%, due 02/25/36 (2)(5)	24,606
8,373,967	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.758%, due 02/25/46 (2)(5)	4,996,387
65,871,466	Residential Accredit Loans, Inc. (06-QS10-AV), 0.569%, due 08/25/36 (I/O)(2)	1,623,383
65,197,074	Residential Accredit Loans, Inc. (06-QS11-AV), 0.344%, due 08/25/36 (I/O)(2)	976,346
8,843,097	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (5)	7,683,483
89,262,421	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.754%, due 06/25/36 (I/O)(2)	2,737,893
19,584,824	Residential Accredit Loans, Inc. (06-QS7-AV), 0.659%, due 06/25/36 (I/O)(2)	474,698
4,528,398	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.165%, due 01/25/37 (I/O)(2)	32,727
33,770,885	Residential Accredit Loans, Inc. (07-QS2-AV), 0.325%, due 01/25/37 (I/O)(2)	471,475
130,297,581	Residential Accredit Loans, Inc. (07-QS3-AV), 0.337%, due 02/25/37 (I/O)(2)	1,995,182
15,410,754	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.38%, due 03/25/37 (I/O)(2)	215,262
20,990,855	Residential Accredit Loans, Inc. (07-QS5-AV), 0.252%, due 03/25/37 (I/O)(2)	271,496
4,875,319	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (5)	3,927,449
30,927,515	Residential Accredit Loans, Inc. (07-QS8-AV), 0.391%, due 06/25/37 (I/O)(2)	460,146
46,287	Residential Funding Mortgage Securities I (05-SA5-2A), 3.396%, due 11/25/35 (2)(5)	41,642
3,041,155	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (5)	2,900,778
1,073,455	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)(5)	999,270
12,185,892	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (5)	11,524,872
40,667	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.463%, due 04/25/37 (2)(5)	34,811
13,462,972	Saxon Asset Securities Trust (06-2-A2), 0.618%, due 09/25/36 (2)	12,923,791

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$17,615,008	Saxon Asset Securities Trust (06-3-A3), 0.658%, due 10/25/46 (2)	$14,726,589
23,534,891	Saxon Asset Securities Trust (07-2-A2D), 0.753%, due 05/25/47 (2)	17,057,120
3,654,026	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.828%, due 02/25/37 (2)	2,083,740
48,157,894	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.718%, due 02/25/37 (2)	23,785,947
21,700,533	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.628%, due 01/25/37 (2)	13,832,566
1,245,689	Sequoia Mortgage Trust (03-8-A1), 1.127%, due 01/20/34 (2)	1,131,656
3,018,789	SG Mortgage Securities Trust (05-OPT1-A3), 0.838%, due 10/25/35 (2)	3,003,487
26,382,040	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.728%, due 12/25/36 (1)(2)	15,930,191
9,736,394	Soundview Home Equity Loan Trust (06-2-A4), 0.758%, due 03/25/36 (2)	9,673,119
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.718%, due 06/25/36 (2)	7,567,430
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.738%, due 08/25/37 (2)	2,648,817
988,732	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.838%, due 09/25/36 (2)	988,337
23,840	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.638%, due 09/25/37 (2)	14,175
3,845,091	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.839%, due 09/25/34 (2)	3,794,758
6,312,942	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.869%, due 10/25/34 (2)	6,437,670
8,958,707	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.438%, due 08/25/35 (2)	8,738,681
714,702	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 3.173%, due 03/25/36 (2)(5)	584,737
2,927,896	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 3.131%, due 05/25/36 (2)(5)	2,472,320
7,541,749	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 3.039%, due 06/25/36 (2)(5)	6,549,350
5,683,603	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.902%, due 02/25/37 (2)(5)	4,933,538
217,333	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.74%, due 05/25/36 (2)(5)	121,415
613,598	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	622,915
15,750,943	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.638%, due 07/25/36 (1)(2)	15,459,538
12,283,823	Structured Asset Securities Corp. (06-WF2-A4), 0.798%, due 07/25/36 (2)	11,774,227
401,285	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 3.062%, due 04/25/37 (2)(5)	334,570
17,181	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 3.158%, due 06/25/37 (2)(5)	15,322
1,370,004	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.986%, due 01/25/37 (2)	1,359,020
11,486,322	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.728%, due 08/25/36 (2)	7,217,103
10,816,495	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.6%, due 01/25/35 (2)	10,836,612
12,313,932	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.778%, due 10/25/45 (2)	11,676,465
992,345	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.905%, due 10/25/45 (2)	991,283
2,479,788	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.608%, due 12/25/35 (2)	2,274,433
3,986,728	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.514%, due 01/25/36 (2)	3,808,453

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$370,541	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.798%, due 01/25/45 (2)	$347,551
9,731,493	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 1.128%, due 07/25/45 (2)	9,257,738
26,519,450	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.525%, due 01/25/46 (2)	25,706,374
6,830,671	WaMu Mortgage Pass-Through Certificates (06-AR11-1A), 1.415%, due 09/25/46 (2)	5,694,021
7,337,999	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 1.248%, due 12/25/46 (2)	6,542,246
140,994	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.507%, due 11/25/30 (2)	140,870
1,798,259	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (5)	1,670,404
3,335,898	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 1.088%, due 07/25/36 (2)(5)	1,915,711
5,989,813	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 0.658%, due 12/25/36 (2)	4,654,614
2,407,196	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.941%, due 04/25/47 (2)(5)	1,850,069
7,160,527	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.798%, due 06/25/37 (2)(5)	5,827,558
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.768%, due 04/25/36 (2)	10,456,793
13,722,709	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 0.638%, due 01/25/37 (2)	13,092,080
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.808%, due 03/25/37 (2)	4,083,379
7,203,260	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.904%, due 03/27/37 (1)(2)	7,117,771
5,805,902	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.633%, due 09/27/47 (1)(2)	5,633,220
4,560,083	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.834%, due 01/25/35 (2)	4,540,500
8,970,496	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 3.024%, due 08/25/36 (2)(5)	8,352,489
5,781,693	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 2.91%, due 03/25/36 (2)	5,744,517
3,473,114	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 3.086%, due 05/25/36 (2)(5)	3,217,726
6,631,072	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (5)	6,613,440
660,219	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 3.083%, due 08/25/37 (2)(5)	605,331
3,141,011	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	3,304,111

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,621,112,793)	1,900,791,316

	U.S. Government Agency Obligation (Cost: $44,320,080) (0.4%)
44,400,000	Federal Home Loan Bank, 1.25%, due 06/28/30	44,420,779

	U.S. Treasury Securities (21.2%)
755,330,000	U.S. Treasury Bond, 2.5%, due 05/15/46	807,377,524

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Fixed Income Securities	Value
$452,020,000	U.S. Treasury Note, 1.125%, due 06/30/21	$454,050,564
537,810,000	U.S. Treasury Note, 1.125%, due 07/31/21	540,225,950
406,880,000	U.S. Treasury Note, 1.625%, due 05/15/26	412,983,200
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	86,355,460

	Total U.S. Treasury Securities (Cost: $2,208,374,285)	2,300,992,698

	Total Fixed Income Securities (Cost: $10,424,720,727) (100.6%)	10,911,044,919

Number of Shares	Money Market Investments
533,352,000	JPMorgan U.S. Government Money Market Fund — Institutional, 0.32%(6)	533,352,000
2,489,454	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.25%(6)	2,489,454

	Total Money Market Investments (Cost: $535,841,454) (5.0%)	535,841,454

Principal Amount	Short-Term Investments
	Discount Notes (3.0%)
$100,000,000	Federal Home Loan Bank, 0.168%, due 08/15/16(7)	99,993,100
96,210,000	Federal Home Loan Bank, 0.238%, due 09/06/16(7)	96,186,813
125,000,000	Federal Home Loan Bank, 0.306%, due 10/14/16(7)	124,921,625
6,000,000	Federal Home Loan Bank, 0.342%, due 10/19/16(7)	5,995,524

	Total Discount Notes (Cost: $327,032,520)	327,097,062

	U.S. Treasury Securities (13.7%)
427,790,000	U.S. Treasury Bill, 0.169%, due 08/18/16(7)	427,754,493
975,000	U.S. Treasury Bill, 0.23%, due 09/29/16(7)(8)	974,631
242,000,000	U.S. Treasury Bill, 0.233%, due 10/13/16(7)	241,886,018
309,000,000	U.S. Treasury Bill, 0.235%, due 10/06/16(7)	308,866,821
76,000,000	U.S. Treasury Bill, 0.249%, due 10/27/16(7)	75,954,476
224,300,000	U.S. Treasury Bill, 0.25%, due 10/20/16(7)	224,175,514
200,000,000	U.S. Treasury Bill, 0.339%, due 01/05/17(7)	199,707,400

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2016

Principal Amount	Short-Term Investments	Value
$8,550,000	U.S. Treasury Bill, 0.625%, due 09/15/16(7)(8)	$8,547,811

	Total U.S. Treasury Securities (Cost: $1,487,654,355)	1,487,867,164

	Total Short-Term Investments (Cost: $1,814,686,875) (16.7%)	1,814,964,226

	Total Investments (Cost: $12,775,249,056) (122.3%)	13,261,850,599
	Liabilities in Excess of Other Assets (-22.3%)	(2,415,358,997)

	Net Assets (100.0%)	$10,846,491,602

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
6,717	2-Year U.S. Treasury Note Futures	09/30/16	$1,471,023,000	$5,147,133
2,075	5-Year U.S. Treasury Note Futures	09/30/16	253,182,422	1,077,454
623	10-Year U.S. Treasury Note Futures	09/21/16	82,888,203	592,482
2,450	90-Day Eurodollar Futures	12/19/16	607,385,625	1,463,606

			$2,414,479,250	$8,280,675

Notes to the Schedule of Investments:

ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable Rate Mortgage.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2016, the value of these securities amounted to $479,389,598 or 4.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2016.

(3)	As of July 31, 2016, security is not accruing interest.

(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)	Rate disclosed is the 7-day net yield as of July 31, 2016.

(7)	Rate shown represents yield-to-maturity.

(8)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Asset-Backed Securities	3.5%
Commercial Mortgage-Backed Securities — Agency	3.0
Commercial Mortgage-Backed Securities — Non-Agency	0.6
Residential Mortgage-Backed Securities — Agency	54.4
Residential Mortgage-Backed Securities — Non-Agency	17.5
U.S. Government Agency Obligations	0.4
U.S. Treasury Securities	21.2
Money Market Investments	5.0
Short Term Investments	16.7

Total	122.3%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York Stock Exchange and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities, including short-term securities for which over-the-counter (“OTC”) market quotations are readily available, are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price. OTC options are valued using dealer quotations. Securities for which market quotations are not readily available, including circumstances under which prices received are not reflective of a security’s market value, are valued by TCW Investment Management Company (the “Advisor”) in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) Board of Directors (the “Board”).

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are assumptions made by the reporting entity in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$428,006,549	$1,197,970	$429,204,519
Municipal Bonds	—	12,209,151	—	12,209,151
Foreign Government Bonds	—	202,708	—	202,708
Asset-Backed Securities	—	140,733,963	—	140,733,963
Commercial Mortgage-Backed Securities — Agency	—	86,060,516	—	86,060,516
Commercial Mortgage-Backed Securities — Non-Agency	—	44,040,132	—	44,040,132
Residential Mortgage-Backed Securities — Agency	—	521,928,606	—	521,928,606
Residential Mortgage-Backed Securities — Non-Agency	—	97,932,392	—	97,932,392
U.S. Government Agency Obligations	—	20,249,999	—	20,249,999
U.S. Treasury Securities	505,644,413	64,063,724	—	569,708,137

Total Fixed Income Securities	505,644,413	1,415,427,740	1,197,970	1,922,270,123

Money Market Investments	96,514,613	—	—	96,514,613
Short-Term Investments	129,901,030	97,969,143	—	227,870,173

Total Investments	732,060,056	1,513,396,883	1,197,970	2,246,654,909

Asset Derivatives
Futures
Interest Rate Risk	1,343,506	—	—	1,343,506

Total	$733,403,562	$1,513,396,883	$1,197,970	$2,247,998,415

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	—		9,044,701	—	9,044,701
Banks	—		203,476,918	—	203,476,918
Building Materials	—		29,467,725	—	29,467,725
Diversified Financial Services	—		16,134,190	—	16,134,190
Electric	—		103,250,143	—	103,250,143
Food	—		8,018,550	—	8,018,550
Foreign Government Bonds	—		2,058,720,604	—	2,058,720,604
Investment Companies	—		2,421,794	—	2,421,794
Iron & Steel	—		22,125,528	—	22,125,528
Media	—		15,044,038	—	15,044,038
Mining	—		25,106,296	—	25,106,296
Oil & Gas	—		363,266,440	—	363,266,440
Pipelines	—		11,960,570	—	11,960,570
REIT	—		12,119,250	—	12,119,250
Telecommunications	—		59,241,610	—	59,241,610
Transportation	—		18,149,515	—	18,149,515

Total Fixed Income Securities	—		2,957,547,872	—	2,957,547,872

Equity Securities
Miscellaneous Manufacturers	—	*	—	—	— *

Total Equity Securities	—	*	—	—	— *

Currency Options	—		1,454,975	—	1,454,975
Money Market Investments	159,824,864		—	—	159,824,864

Total Investments	159,824,864		2,959,002,847	—	3,118,827,711

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		1,361,086	—	1,361,086

Total	$159,824,864		$2,960,363,933	$—	$3,120,888,797

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(4,356,400)	$—	$(4,356,400)
Written Options
Foreign Currency Risk	—		(517,278)	—	(517,278)

Total	$—		$(4,873,678)	$—	$(4,873,678)

*	Amount rounds to less than $1.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$131,735,574	$—	$131,735,574
Oil & Gas	—	611,800	—	611,800

Total Fixed Income Securities	—	132,347,374	—	132,347,374

Currency Options	—	113,251	—	113,251
Short-Term Investments	—	2,721,849	—	2,721,849
Money Market Investments	3,686,618	—	—	3,686,618

Total Investments	3,686,618	135,182,474	—	138,869,092

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,015,123	—	1,015,123

Total	$3,686,618	$136,197,597	$—	$139,884,215

Liability Derivatives
Written Options
Foreign Currency Risk	—	(35,454)	—	(35,454)
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,444,438)	$—	$(1,444,438)

Total	$—	$(1,479,892)	$—	$(1,479,892)

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$23,326	$—	$23,326
Commercial Mortgage-Backed Securities — Agency	—	27,557	—	27,557
Commercial Mortgage-Backed Securities — Non-Agency	—	6,758	8,811	15,569
Residential Mortgage-Backed Securities — Agency	—	48,991	—	48,991
Residential Mortgage-Backed Securities — Non-Agency	—	331,881	—	331,881
Corporate Bonds*	—	301,344	—	301,344
U.S. Government Agency Obligations	—	114,985	—	114,985

Total Fixed Income Securities	—	854,842	8,811	863,653

Money Market Investments	8,097	—	—	8,097
Short-Term Investments*	1,389,564	—	—	1,389,564

Total Investments	$1,397,661	$854,842	$8,811	$2,261,314

Liability Derivatives
Swap Agreements
Commodity Risk	$—	$(71,622)	$—	$(71,622)

Total	$—	$(71,622)	$—	$(71,622)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,547,866	$—	$3,547,866
Foreign Government Bonds	—	5,909,361	—	5,909,361
Asset-Backed Securities	—	811,480	—	811,480
Commercial Mortgage-Backed Securities — Agency	—	312,046	—	312,046
Commercial Mortgage-Backed Securities — Non-Agency	—	84,630	6,415	91,045
Residential Mortgage-Backed Securities — Agency	—	1,808,918	—	1,808,918
Residential Mortgage-Backed Securities — Non-Agency	—	525,116	154,008	679,124
U.S. Government Agency Obligations	—	240,032	—	240,032
U.S. Treasury Securities	2,765,529	—	—	2,765,529

Total Fixed Income Securities	2,765,529	13,239,449	160,423	16,165,401

Money Market Investments	448,966	—	—	448,966
Short-Term Investments*	1,039,549	157,962	—	1,197,511

Total Investments	4,254,044	13,397,411	160,423	17,811,878

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,583	—	1,583

Total	$4,254,044	$13,398,994	$160,423	$17,813,461

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(12,649)	$—	$(12,649)

Total	$—	$(12,649)	$—	$(12,649)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$1,413,873	$121,483	$1,535,356
Corporate Bonds*	—	23,086,188	109,662	23,195,850
Residential Mortgage-Backed Securities — Non-Agency	—	61,434	—	61,434

Total Fixed Income Securities	—	24,561,495	231,145	24,792,640

Money Market Investments	87,853	—	—	87,853
Short-Term Investments	4,679,266	968,520	—	5,647,786

Total Investments	4,767,119	25,530,015	231,145	30,528,279

Asset Derivatives
Swap Agreements
Credit Risk	—	1,294	—	1,294

Total Investments	$4,767,119	$25,531,309	$231,145	$30,529,573

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$249,717	$—	$249,717
Commercial Mortgage-Backed Securities — Non-Agency	—	179,213	—	179,213
Residential Mortgage-Backed Securities — Agency	—	1,798,820	—	1,798,820
Residential Mortgage-Backed Securities — Non-Agency	—	217,231	—	217,231
Corporate Bonds*	—	1,555,293	—	1,555,293
U.S. Treasury Securities	1,205,484	—	—	1,205,484

Total Fixed Income Securities	1,205,484	4,000,274	—	5,205,758

Money Market Investments	19,920	—	—	19,920
Short-Term Investments*	1,794,422	649,679	—	2,444,101

Total Investments	$3,019,826	$4,649,953	$—	$7,669,779

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$379,670,752	$—	$379,670,752
Commercial Mortgage-Backed Securities — Agency	—	328,274,110	—	328,274,110
Commercial Mortgage-Backed Securities — Non- Agency	—	60,573,837	—	60,573,837
Residential Mortgage-Backed Securities — Agency	—	5,896,321,427	—	5,896,321,427
Residential Mortgage-Backed Securities — Non-Agency	—	1,891,518,240	9,273,076	1,900,791,316
U.S. Government Agency Obligation	—	44,420,779	—	44,420,779
U.S. Treasury Securities	2,300,992,698	—	—	2,300,992,698

Total Fixed Income Securities	2,300,992,698	8,600,779,145	9,273,076	10,911,044,919

Money Market Investments	535,841,454	—	—	535,841,454
Short-Term Investments	1,487,867,164	327,097,062	—	1,814,964,226

Total Investments	4,324,701,316	8,927,876,207	9,273,076	13,261,850,599

Futures
Interest Rate Risk	8,280,675	—	—	8,280,675
Total	$4,332,981,991	$8,927,876,207	$9,273,076	$13,270,131,274

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2015	$—	$1,275,000	$—	$198,523	$186,140	$10,674,961
Accrued Discounts (Premiums)	(1,180)	—	(1,599)	7,351	—	(1,065,987)
Realized Gain (Loss)	(4,531)	—	—	—	(13,742)	982
Change in Unrealized Appreciation	(35,492)	62,524,375	(1,337)	(45,451)	(195,512)	(334,598)
Purchases	—	—	11,747	—	—	10
Sales	(92,979)	(63,799,375)	—	—	(72,225)	(2,292)
Transfers in to Level 3 (1)	1,332,152	—	—	—	326,484	—
Transfers out of Level 3 (1)	—	—	—	—	—	—

Balance as of July 31, 2016	$1,197,970	$—	$8,811	$160,423	$231,145	$9,273,076

Change in Unrealized Appreciation from Investments Still
Held at July 31, 2016	$(35,492)	$—	$(1,337)	$(45,451)	$(212,724)	$(334,598)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2016 are as follows:

Description	Fair Value at 7/31/2016	Valuation Techniques*	Unobservable Input	Range
TCW Core Fixed Income Fund
Corporate Bonds	$1,197,970	Third-party Vendor	Vendor Price	$105.225
TCW Enhanced Commodity Strategy Fund
Commercial Mortgage-Backed Securities — Non-Agency	$8,811	Third-party Vendor	Vendor Price	$0.163
TCW Global Bond Fund
Commercial Mortgage-Backed Securities — Non-Agency	$6,415	Third-party Vendor	Vendor Prices	$0.025-$0.393
Residential Mortgage-Backed Securities - Non-Agency	$154,008	Third-party Vendor	Vendor Price	$12.304
TCW High Yield Bond Fund
Bank Loans	$121,483	Third-party Vendor	Vendor Price	$78.5
Corporate Bonds	$109,662	Third-party Vendor	Vendor Price	$34.25
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$14,468	Third-party Vendor	Vendor Price	$18.713
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$9,258,608	Third-party Vendor	Vendor Prices	$0.723-3.067

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the valuation process described below.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Company’s Pricing Committee employs various methods to determine fair valuations, including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2016, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Number of Contracts):

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$1,344	$1,344

Total Value	$—	$—	$—	$1,344	$1,344
Number of Contracts (2)
Futures Contracts	—	—	—	678	678
TCW Emerging Markets Income Fund
Asset Derivatives
Investments(1)	$—	$—	$1,455	$—	$1,455
Forward Contracts	—	—	1,361	—	1,361

Total Value	$—	$—	$2,816	$—	$2,816
Liability Derivatives
Forward Contracts	$—	$—	$(4,356)	$—	$(4,356)
Written Options	—	—	(517)	—	(517)

Total Value	$—	$—	$(4,873)	$—	$(4,873)
Notional Amounts(2)
Forward Currency Contracts	$—	$—	$258,119,037	$—	$258,119,037
Options Purchased	$—	$—	$47,236,875	—	$47,236,875
Options Written	$—	$—	$29,054,167	—	$29,054,167

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Investments(1)	$—	$—	$113	$—	$113
Forward Contracts	—	—	1,015	—	1,015

Total Value	$—	$—	$1,128	$—	$1,128
Liability Derivatives
Forward Contracts	$—	$—	$(1,444)	$—	$(1,444)
Written Options	—	—	(35)	—	(35)

Total Value	$—	$—	$(1,479)	$—	$(1,479)
Notional Amounts(2)
Forward Currency Contracts	$—	$—	$138,463,504	$—	$138,463,504
Options Purchased	$—	$—	$6,932,714	$—	$6,932,714
Options Written	$—	$—	$9,547,000	$—	$9,547,000
TCW Enhanced Commodity Strategy Fund
Liability Derivatives
Swaps Contracts	$—	$(72)	$—	$—	$(72)

Total Value	$—	$(72)	$—	$—	$(72)
Notional Amounts (2)
Swaps Contracts	$—	$2,363,678	$—	$—	$2,363,678
TCW Global Bond Fund
Asset Derivatives
Forward Contracts	$—	$—	$2	$—	$2

Total Value	$—	$—	$2	$—	$2
Liability Derivatives
Forward Contracts	$—	$—	$(13)	$—	$(13)

Total Value	$—	$—	$(13)	$—	$(13)
Notional Amounts (2)
Forward Currency Contracts	$—	$—	$1,592,943	$—	$1,592,943

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW High Yield Bond Fund
Asset Derivatives
Swaps Contracts	$1	$—	$—	$—	$1

Total Value	$1	$—	$—	$—	$1
Liability Derivatives
Notional Amounts(2)
Swaps Contracts	$266,667	$—	$—	$—	$266,667
TCW Total Return Bond Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$8,281	$8,281

Total Value	$—	$—	$—	$8,281	$8,281
Number of Contracts(2)
Futures Contracts	—	—	—	6,655	6,655

(1)	Represents purchased options, at value.

(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2016.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2016 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2016 are listed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended July 31, 2016, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund had purchased and written options.

Transactions in written option contracts for the period ended July 31, 2016 were as follows:

TCW Emerging Markets Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	70,225,000	943,283
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(13,500,000)	(36,450)

Options outstanding at July 31, 2016	56,725,000	$906,833

TCW Emerging Markets Local Currency Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	25,603,000	286,259
Options terminated in closing purchase transactions	(1,490,000)	(24,997)
Options exercised	—	—
Options expired	(12,158,000)	(119,362)

Options outstanding at July 31, 2016	11,955,000	$141,900

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2016, the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). MBS differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.

The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2016.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2016.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2016.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2016.

Note 2 – Federal Income Taxes

At July 31, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$51,902	$(4,995)	$46,907	$2,199,748
TCW Emerging Markets Income Fund	157,229	(27,974)	129,255	2,989,573
TCW Emerging Markets Local Currency Income Fund	5,961	(1,002)	4,959	133,910
TCW Enhanced Commodity Strategy Fund	—	(1,721)	(1,721)	3,982
TCW Global Bond Fund	795	(531)	264	17,548
TCW High Yield Bond Fund	669	(428)	241	30,287
TCW Short Term Bond Fund	30	(41)	(11)	7,681
TCW Total Return Bond Fund	549,455	(29,025)	520,430	12,741,420

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid by the Advisor. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at July 31, 2016 are listed below:

TCW Core Fixed Income Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$1,193,570	$1,197,970	0.06%

TCW Enhanced Commodity Strategy Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.573%, due 09/15/39	7/15/16	$10,149	$8,811	0.36%

TCW Global Bond Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$7,179	$470	0.01%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	8,871	5,945	0.03%

		$16,050	$6,415	0.04%

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 15, 2016

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	September 15, 2016